FIFTH THIRD FUNDS

                          SUPPLEMENT DATED MAY 1, 2004
  TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS ADVISOR SHARES PROSPECTUS
                              DATED MARCH 19, 2004.

REDEMPTION IN KIND
Under the section entitled "Shareholder Information - Selling Your Shares," the following language is added:

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of cash.

EXPENSE LIMITATION AGREEMENTS
Under the terms of each of the expense limitation agreements, fees waived or expenses reimbursed by the Advisor and/or Administrator are subject to reimbursement by a Fund for the applicable 13-, 20-, 25-, 27-month period, respectively, in which the expense limitation agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the applicable expense limitation.

The chart below indicates which Funds are subject to the applicable expense limitation agreement:

EXPENSE LIMITATION AGREEMENT FOR THE 13-MONTH PERIOD ENDING ON NOVEMBER 30, 2004 Bond Fund
Municipal Bond Fund

EXPENSE LIMITATION AGREEMENT FOR THE 20-MONTH PERIOD ENDING ON NOVEMBER 30, 2004 Small Cap Value Fund

EXPENSE LIMITATION AGREEMENT FOR THE 25-MONTH PERIOD ENDING ON NOVEMBER 30, 2005 International Equity Fund

EXPENSE LIMITATION AGREEMENT FOR THE 27-MONTH PERIOD ENDING ON NOVEMBER 30, 2005 Equity Index Fund

SMALL CAP VALUE FUND
At a meeting of the Fifth Third Funds Board of Trustees (the "Board") on March 24, 2004, the Board determined to not continue the subadvisory agreement with Chartwell Investment Partners ("Chartwell") with respect to the Small Cap Value Fund and to allow such subadvisory agreement to automatically terminate on April 30, 2004.

As a result, the following changes have been made:

1. All references to Chartwell, other than Paragraph 3 of this section, are deleted in their entirety.

2. The principal investment strategies section of the Small Cap Value Fund is deleted and replaced in its entirety by the following:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies.

Small cap companies are those companies whose market capitalizations are less than $3 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest. The Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor attempts to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The Advisor

                                                                  SPADVALL 05/04
utilizes fundamental research and a disciplined valuation process along with historical returns, margins, and balance sheet and growth data to evaluate prospective investments. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.

Fifth Third Asset Management typically looks for companies that are significantly undervalued based on normalized return analysis. For instance, target companies may be experiencing a temporary downturn in earnings but have a strong sales potential or may have substantial price appreciation potential. The Advisor believes that, in the small cap realm, stock pricing inefficiencies may occur because of investor neglect or emotionally driven buy/sell decisions. Disciplined valuation techniques may reward patient investors as these companies are "rediscovered" by the investing public. Because small cap stocks may embody risks not associated with larger companies, the Advisor seeks to reduce that risk by diversifying investments across multiple sectors and by looking for companies with strong balance sheets. Fifth Third looks to reduce or eliminate holdings when growth prospects are diminished, company management are relatively heavy sellers, or price appreciation has resulted in a fairly valued or even overvalued stock.

3. Under the section entitled "Fund Management - Investment Advisor and Subadvisor," the footnote to the Small Cap Value Fund is deleted and replaced in its entirety as follows:

     * The Advisor paid a portion of this fee to the Fund's subadvisor. At a meeting of the Board of Trustees on March 24, 2004, the Board determined to not continue the subadvisory agreement with Chartwell Investment Partners with respect to the Small Cap Value Fund and to allow such subadvisory agreement to automatically terminate on April 30, 2004.

CURRENT PORTFOLIO MANAGERS

The biography for Denis J. Amato is deleted and replaced in its entirety as follows:

Denis J. Amato has been the portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND and FIFTH THIRD MICRO CAP VALUE FUND since August 2001, and the co-portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since August 2002. Mr. Amato is currently the Director of Value Strategies and Senior Vice President of Fifth Third Asset Management, Inc. and Fifth Third Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000. He earned a BBA in economics and an MBA in finance from Case Western University. He has over 30 years investment experience and earned his CFA Designation in 1974. He is member and past president of The Cleveland Society of Security Analysts.

Information regarding current portfolio managers is as follows:

MICRO CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and John P. Micklitsch.*

SMALL CAP VALUE FUND: The co-portfolio managers are Michael M. Hays and Eric J. Holmes.**

EQUITY INDEX FUND: The co-portfolio managers are Daniel Skubiz and E. Keith
Wirtz.

*John P. Micklitsch has been the co-portfolio manager for the FIFTH THIRD MICRO CAP VALUE FUND since May 2004. Mr. Micklitsch is an Assistant Vice President and Senior Research Analyst for Fifth Third Asset Management. Prior to joining Fifth Third in January 2003, Mr. Micklitsch was an analyst and the Head Trader for Robert E. Torray & Co. Inc. in Bethesda, Maryland. He has more than nine years experience in the field. He received his undergraduate degree from Duke University and his MBA, with a concentration in finance, from Johns Hopkins University. He is a member of the Cleveland Society of Security Analysts.

**Eric J. Holmes has been the co-portfolio manager for the FIFTH THIRD SMALL CAP VALUE FUND since May 2004. Mr. Holmes is an Assistant Vice President and Senior Research Analyst of Fifth Third Asset Management, Inc., focusing on value equity products. Prior to joining Fifth Third in February 2003, Mr. Holmes accumulated over nine years of experience as an equity analyst for Manning & Napier Advisors and Victory Capital Management. Mr. Holmes received his undergraduate degree in Economics from the State University of New York at Geneseo and his MBA in finance from Rochester Institute of Technology. He earned the Chartered Financial Analyst designation in 1998 and is a member of the Cleveland Society of Security Analysts.

STRATEGIC INCOME FUND
Under the section entitled "Shareholder Information - Dividends and Capital Gains," the information for the Strategic Income Fund is deleted and replaced in its entirety by the following:

Dividends, if any, are declared daily and paid monthly.

INVESTMENT PRACTICES CHART
Under the section entitled "Additional Information About the Funds' Investments
- Investment Practices," the information for certain instruments is deleted and replaced in its entirety as follows:

---------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and          1-5, 7, 10-14        Management
obligates the seller of the option to sell, a security at a specified price. A put                      Liquidity
option gives the buyer the right to sell, and obligates the seller of the option                        Credit
to buy a security at a specified price.                                                                 Market
                                                                                                        Leverage
---------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract,       1-5, 7, 10-14        Management
index or security, or any combination thereof, including futures, options                               Market
(e.g., put and calls), options on futures, and some mortgage-backed securities.                         Credit
                                                                                                        Liquidity
                                                                                                        Leverage
                                                                                                        Interest Rate
---------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale and           1-4, 10-14          Management
purchase of a specified amount of a specified security, class of securities, or                         Market
an index at a specified time in the future and at a specified price.                                    Credit
                                                                                                        Liquidity
                                                                                                        Leverage
---------------------------------------------------------------------------------------------------------------------

FIFTH THIRD MICRO CAP VALUE FUND

Effective January 16, 2004:

     o the Fifth Third Micro Cap Value Fund was CLOSED to all investors, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries ("Eligible Investors").

Effective April 5, 2004:

     o only Eligible Investors will be permitted to purchase shares of the Fifth Third Micro Cap Value Fund and to exchange shares of other Fifth Third Funds for shares of the Fifth Third Micro Cap Value Fund.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                          SUPPLEMENT DATED MAY 1, 2004
          TO THE STOCK AND BOND MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                        INSTITUTIONAL SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2003.

REDEMPTION IN KIND

Under the section entitled "Shareholder Information - Selling Your Shares," the following language is added:

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of cash.

EXPENSE LIMITATION AGREEMENTS

Under the terms of each of the expense limitation agreements, fees waived or expenses reimbursed by the Advisor and/or Administrator are subject to reimbursement by a Fund for the applicable 13-, 20-, 25-, 27- or 40-month period, respectively, in which the expense limitation agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the applicable expense limitation.

The chart below indicates which Funds are subject to the applicable expense limitation agreement:

EXPENSE LIMITATION AGREEMENT FOR THE 13-MONTH PERIOD ENDING ON NOVEMBER 30, 2004

Large Cap Core
Select Stock Fund
Bond Fund
Intermediate Bond Fund
Short Term Bond Fund
Municipal Bond Fund
Intermediate Municipal Bond Fund
Michigan Municipal Bond Fund

EXPENSE LIMITATION AGREEMENT FOR THE 20-MONTH PERIOD ENDING ON NOVEMBER 30, 2004

Small Cap Value Fund

EXPENSE LIMITATION AGREEMENT FOR THE 25-MONTH PERIOD ENDING ON NOVEMBER 30, 2005

International Equity Fund

EXPENSE LIMITATION AGREEMENT FOR THE 27-MONTH PERIOD ENDING ON NOVEMBER 30, 2005

Equity Index Fund

EXPENSE LIMITATION AGREEMENT FOR THE 40-MONTH PERIOD ENDING ON NOVEMBER 30, 2005

LifeModel Aggressive FundSM
LifeModel Moderately Aggressive FundSM
LifeModel Moderate FundSM
LifeModel Moderately Conservative FundSM
LifeModel Conservative FundSM

SMALL CAP VALUE FUND

At a meeting of the Fifth Third Funds Board of Trustees (the "Board") on March 24, 2004, the Board determined to not continue the subadvisory agreement with Chartwell Investment Partners ("Chartwell") with respect to the Small Cap Value Fund and to allow such subadvisory agreement to automatically terminate on April 30, 2004.

                                                                   SPSTBDI 05/04

As a result, the following changes have been made:

1. All references to Chartwell, other than Paragraph 3 of this section, are deleted in their entirety.

2. The principal investment strategies section of the Small Cap Value Fund is deleted and replaced in its entirety by the following:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies.

Small cap companies are those companies whose market capitalizations are less than $3 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest. The Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor attempts to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The Advisor utilizes fundamental research and a disciplined valuation process along with historical returns, margins, and balance sheet and growth data to evaluate prospective investments. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.

Fifth Third Asset Management typically looks for companies that are significantly undervalued based on normalized return analysis. For instance, target companies may be experiencing a temporary downturn in earnings but have a strong sales potential or may have substantial price appreciation potential. The Advisor believes that, in the small cap realm, stock pricing inefficiencies may occur because of investor neglect or emotionally driven buy/sell decisions. Disciplined valuation techniques may reward patient investors as these companies are "rediscovered" by the investing public. Because small cap stocks may embody risks not associated with larger companies, the Advisor seeks to reduce that risk by diversifying investments across multiple sectors and by looking for companies with strong balance sheets. Fifth Third looks to reduce or eliminate holdings when growth prospects are diminished, company management are relatively heavy sellers, or price appreciation has resulted in a fairly valued or even overvalued stock.

3. Under the section entitled "Fund Management - Investment Advisor and Subadvisor," the footnote to the Small Cap Value Fund is deleted and replaced in its entirety as follows:

     * The Advisor paid a portion of this fee to the Fund's subadvisor. At a meeting of the Board of Trustees on March 24, 2004, the Board determined to not continue the subadvisory agreement with Chartwell Investment Partners with respect to the Small Cap Value Fund and to allow such subadvisory agreement to automatically terminate on April 30, 2004.

CURRENT PORTFOLIO MANAGERS

The biography for Denis J. Amato is deleted and replaced in its entirety as follows:

Denis J. Amato has been the portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND and FIFTH THIRD MICRO CAP VALUE FUND since August 2001, and the co-portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since August 2002. Mr. Amato is currently the Director of Value Strategies and Senior Vice President of Fifth Third Asset Management, Inc. and Fifth Third Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000. He earned a BBA in economics and an MBA in finance from Case Western University. He has over 30 years investment experience and earned his CFA Designation in 1974. He is member and past president of The Cleveland Society of Security Analysts.

Information regarding current portfolio managers is as follows:

MICRO CAP VALUE FUND: The co-portfolio managers are Denis J. Amato and John P. Micklitsch.*

SMALL CAP VALUE FUND: The co-portfolio managers are Michael M. Hays and Eric J. Holmes.**

LARGE CAP CORE FUND: The co-portfolio managers are Daniel Skubiz and E. Keith Wirtz.

EQUITY INDEX FUND: The co-portfolio managers are Daniel Skubiz and E. Keith
Wirtz.

*John P. Micklitsch has been the co-portfolio manager for the FIFTH THIRD MICRO CAP VALUE FUND since May 2004. Mr. Micklitsch is an Assistant Vice President and Senior Research Analyst for Fifth Third Asset Management. Prior to joining Fifth Third in January 2003, Mr. Micklitsch was an analyst and the Head Trader for Robert E. Torray & Co. Inc. in Bethesda, Maryland. He has more than nine years experience in the field. He received his undergraduate degree from Duke University and his MBA, with a concentration in finance, from Johns Hopkins University. He is a member of the Cleveland Society of Security Analysts.

**Eric J. Holmes has been the co-portfolio manager for the FIFTH THIRD SMALL CAP VALUE FUND since May 2004. Mr. Holmes is an Assistant Vice President and Senior Research Analyst of Fifth Third Asset Management, Inc., focusing on value equity products. Prior to joining Fifth Third in February 2003, Mr. Holmes accumulated over nine years of experience as an equity analyst for Manning & Napier Advisors and Victory Capital Management. Mr. Holmes received his undergraduate degree in Economics from the State University of New York at Geneseo and his MBA in finance from Rochester Institute of Technology. He earned the Chartered Financial Analyst designation in 1998 and is a member of the Cleveland Society of Security Analysts.

STRATEGIC INCOME FUND

Under the section entitled "Shareholder Information - Dividends and Capital Gains," the information for the Strategic Income Fund is deleted and replaced in its entirety by the following:

Dividends, if any, are declared daily and paid monthly.

INVESTMENT PRACTICES CHART

Under the section entitled "Additional Information About the Funds' Investments
- Investment Practices," the information for certain instruments is deleted and replaced in its entirety as follows:

---------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and       1-6, 8, 10, 13-19,      Management
obligates the seller of the option to sell, a security at a specified price.          22-27             Liquidity
A put option gives the buyer the right to sell, and obligates the seller of                             Credit
the option to buy a security at a specified price.                                                      Market
                                                                                                        Leverage
---------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract,    1-6, 8, 10, 13-19,      Management
index or security, or any combination thereof, including futures, options             22-27             Market
(e.g., put and calls), options on futures, and some mortgage-backed securities.                         Credit
                                                                                                        Liquidity
                                                                                                        Leverage
                                                                                                        Interest Rate
---------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale and       1-5, 12, 13, 15-22      Management
purchase of a specified amount of a specified security, class of securities,                            Market
or an index at a specified time in the future and at a specified price.                                 Credit
                                                                                                        Liquidity
                                                                                                        Leverage
-------------------------------------------------------------------------------------------------------------------

FIFTH THIRD MICRO CAP VALUE FUND

Effective January 16, 2004:

     o the Fifth Third Micro Cap Value Fund was CLOSED to all investors, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries ("Eligible Investors").

Effective April 5, 2004:

     o only Eligible Investors will be permitted to purchase shares of the Fifth Third Micro Cap Value Fund and to exchange shares of other Fifth Third Funds for shares of the Fifth Third Micro Cap Value Fund.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                          SUPPLEMENT DATED MAY 1, 2004
                 TO THE INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2003.

REDEMPTION IN KIND

Under the section entitled "Shareholder Information - Selling Your Shares," the following language is added:

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of cash.

EXPENSE LIMITATION AGREEMENTS

Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and/or Administrator are subject to reimbursement by a Fund for the 27-month period in which the expense limitation agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the applicable expense limitation.

The chart below indicates which Funds are subject to the expense limitation agreement:

EXPENSE LIMITATION AGREEMENT FOR THE 27-MONTH PERIOD ENDING ON NOVEMBER 30, 2005 Institutional Money Market Fund
Institutional Government Money Market Fund
U.S. Treasury Money Market Fund
Municipal Money Market Fund

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.


                                                                 SPIMM-IGM 05/04

                                FIFTH THIRD FUNDS

                          SUPPLEMENT DATED MAY 1, 2004
                 TO THE INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                 SELECT, PREFERRED AND TRUST SHARES PROSPECTUSES
                          EACH DATED NOVEMBER 30, 2003.

REDEMPTION IN KIND

Under the section entitled "Shareholder Information - Selling Your Shares," the following language is added:

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of cash.

EXPENSE LIMITATION AGREEMENTS

Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and/or Administrator are subject to reimbursement by a Fund for the 27-month period in which the expense limitation agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the applicable expense limitation.

The chart below indicates which Funds are subject to the expense limitation agreement:

EXPENSE LIMITATION AGREEMENT FOR THE 27-MONTH PERIOD ENDING ON NOVEMBER 30, 2005 Institutional Money Market Fund
Institutional Government Money Market Fund
U.S. Treasury Money Market Fund
Municipal Money Market Fund


               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.



                                                               SPIMM-MFALL 05/04

                                FIFTH THIRD FUNDS

                          SUPPLEMENT DATED MAY 1, 2004
        TO THE MONEY MARKET MUTUAL FUNDS INSTITUTIONAL SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2003.

REDEMPTION IN KIND

Under the section entitled "Shareholder Information - Selling Your Shares," the following language is added:

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of cash.

EXPENSE LIMITATION AGREEMENTS
Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and/or Administrator are subject to reimbursement by a Fund for the 13-month period in which the expense limitation agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the applicable expense limitation.

The chart below indicates which Funds are subject to the expense limitation agreement:

EXPENSE LIMITATION AGREEMENT FOR THE 13-MONTH PERIOD ENDING ON NOVEMBER 30, 2004

Prime Money Market Fund
Michigan Municipal Money Market Fund


                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.



                                                                    SPMM-I 05/04

                                FIFTH THIRD FUNDS

                          SUPPLEMENT DATED MAY 1, 2004
    TO THE EQUITY INDEX FUND SELECT, PREFERRED, AND TRUST SHARES PROSPECTUSES
                          EACH DATED NOVEMBER 30, 2003.

REDEMPTION IN KIND

Under the section entitled "Shareholder Information - Selling Your Shares," the following language is added:

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of cash.

EXPENSE LIMITATION AGREEMENTS

Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and/or Administrator are subject to reimbursement by a Fund for the 27-month period ending on November 30, 2005, in which the expense limitation agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the applicable expense limitation.

CURRENT PORTFOLIO MANAGERS.

      Information regarding current portfolio managers appears below:

Equity Index Fund: The co-portfolio managers are Daniel Skubiz* and E. Keith Wirtz**.

*Daniel Skubiz has been the co-portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since September 2000 and of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since April 2004. Mr. Skubiz is an Assistant Vice President of the Advisor. From December 1997 through February 2000, he was a portfolio manager for Trade Street Investment Associates. Prior to joining Trade Street, he was an equity portfolio manager for Boatmen's Trust Company. He has nine years of investment experience and is a member of AIMR. He earned his BBA in finance and accounting from the University of Tulsa and his MBA from St. Louis University. Mr. Skubiz earned the CFA designation in 2002.

**E. Keith Wirtz has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND and the FIFTH THIRD SELECT STOCK FUND since October 2003 and of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since April 2004. Mr. Wirtz joined Fifth Third Asset Management, Inc., as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of LloydsTSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.


               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.


                                                                  SPEQIALL 05/04

                                FIFTH THIRD FUNDS

                          SUPPLEMENT DATED MAY 1, 2004
       TO THE U.S. TREASURY MONEY MARKET FUND PREFERRED SHARES PROSPECTUS
                              DATED MARCH 10, 2004.

REDEMPTION IN KIND

Under the section entitled "Shareholder Information - Selling Your Shares," the following language is added:

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of cash.

EXPENSE LIMITATION AGREEMENTS

Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and/or Administrator are subject to reimbursement by the Fund for the 27-month period ending November 30, 2005 in which the expense limitation agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the applicable expense limitation.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.


                                                                  SPUSTPRE 05/04

[GRAPHIC OMITTED]

                        [LOGO]  Fifth Third Funds

                                STOCK AND BOND MUTUAL FUNDS
                                ASSET ALLOCATION FUNDS
                                MONEY MARKET MUTUAL FUNDS

                                Class A Shares
                                Class B Shares
                                Class C Shares

                                Prospectus
                                May 1, 2004

--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Stock and Bond Mutual Funds
Asset Allocation Funds
Money Market Mutual Funds

Class A Shares
Class B Shares
Class C Shares

Table of Contents

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks

Equity Funds - Growth Style
Small Cap Growth Fund ....................................................     2
Mid Cap Growth Fund ......................................................     4
Quality Growth Fund ......................................................     6

Equity Funds - Core Style
Large Cap Core Fund ......................................................     8
Equity Index Fund ........................................................    10
Balanced Fund ............................................................    12

Equity Funds - Value Style
Micro Cap Value Fund .....................................................    14
Small Cap Value Fund .....................................................    16
Multi Cap Value Fund .....................................................    18
Disciplined Large Cap Value Fund .........................................    20

Asset Allocation Funds
LifeModel Aggressive Fund(SM) ............................................    22
LifeModel Moderately Aggressive Fund(SM) .................................    24
LifeModel Moderate Fund(SM) ..............................................    26
LifeModel Moderately Conservative Fund(SM) ...............................    28
LifeModel Conservative Fund(SM) ..........................................    30

Strategic Income Fund ....................................................    32

Specialty Funds
Select Stock Fund ........................................................    34
Technology Fund ..........................................................    36
International Equity Fund ................................................    38

Fixed Income Funds - Taxable Style
Bond Fund ................................................................    40
Intermediate Bond Fund ...................................................    42
Short Term Bond Fund .....................................................    44
U.S. Government Bond Fund ................................................    46

Fixed Income Funds - Municipal Style
Municipal Bond Fund ......................................................    48
Intermediate Municipal Bond Fund .........................................    50
Ohio Municipal Bond Fund .................................................    52
Michigan Municipal Bond Fund .............................................    54

Money Market Funds
Prime Money Market Fund ..................................................    56
Government Money Market Fund .............................................    58
Michigan Municipal Money Market Fund .....................................    60
Municipal Money Market Fund ..............................................    62

Shareholder Fees and Fund Expenses
Fee Tables ...............................................................    64
Expense Examples .........................................................    75

Additional Information About the
    Funds' Investments ...................................................    81

Fund Management
Investment Advisors and Subadvisor .......................................    89
Portfolio Managers .......................................................    91

Shareholder Information
Purchasing And Selling Fund Shares .......................................    96
Abusive Trading Practices ................................................    96
Purchasing And Adding To Your Shares .....................................    96
Selling Your Shares ......................................................    97
Exchanging Your Shares ...................................................    98
Distribution Arrangements/Sales Charges for
    Stock, Bond, and Money Market Funds ..................................    99
Dividends And Capital Gains ..............................................   104
Expenses .................................................................   105
Taxation .................................................................   105

Financial Highlights .....................................................   107

Back Cover

Where to learn more about Fifth Third Funds

Overview

This section provides important information about each of the stock, bond, and money market funds (the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

All funds are managed by Fifth Third Asset Management, Inc. Morgan Stanley Investment Management Inc. ("MSIM") acts as investment subadvisor to Fifth Third International Equity Fund.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

There is no guarantee that any Fund will achieve its objective.

Fifth Third Small Cap Growth Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $3 billion. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock Exchange companies.

The Advisor relies on intensive research to identify companies with growth potential. Among small cap companies, the Advisor attempts to capture the performance of potential leaders as they emerge.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 16.83%  -0.08%  23.48%  19.16%  27.71%  -6.40%  27.73%  -0.59%  -4.51%  -25.19%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2001              20.46%
  Worst quarter:                Q3 1998             -21.26%
  Year to Date Return (1/1/03 to 9/30/03):           23.98%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Small Company Growth Fund. On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Small Cap Growth Fund.

Fifth Third Small Cap Growth Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

---------------------------------------------------------------------------------------------------------------------------------
                                                                       Inception Date    Past Year  Past 5 Years    Past 10 Years
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                                12/4/92
    Return Before Taxes                                                                   -28.95%      -4.20%           5.86%
    Return After Taxes on Distributions(3)                                                -28.95%      -4.92%           4.61%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                        -17.77%      -3.26%           4.54%
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)       11/2/92
    Return Before Taxes                                                                   -29.51%      -4.30%           5.58%
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)       11/2/92
    Return Before Taxes                                                                   -25.74%      -3.95%           5.58%
---------------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Growth Index*                                                             -30.26%      -6.59%           2.62%
---------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Small Cap Growth Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Small Company Growth Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The Russell 2000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Fifth Third Mid Cap Growth Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Growth of capital. Income is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Russell MidCap(R) Index (generally, between $500 million and $10 billion).

The Fund intends to invest in mid sized companies that have the potential for sustainable long-term revenue and earnings growth at a rate faster than the average company and the overall economy. In searching for these companies, the Advisor considers solid balance sheets, high levels of profitability, strong profit margins and high returns on equity. The Advisor looks for companies which operate in niche markets or in fast growing industries. The Advisor also considers companies which have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies, many of which pay dividends, small cap companies, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Advisor relies on intensive research to identify companies with growth potential. Among mid cap stocks, the Advisor looks for companies that are leaders in their industry and offer high growth potential - in addition to strong management and financial flexibility.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. Generally, growth oriented stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Fifth Third Mid Cap Growth Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  1.38%   1.54%  26.03%  17.59%  32.64%   3.29%  16.77%   6.54%  -6.53%  -30.65%
--------------------------------------------------------------------------------
  1993     94      95      96      97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1999              23.18%
  Worst quarter:                Q3 2001             -22.73%
  Year to Date Return (1/1/03 to 9/30/03):           21.79%

Average Annual Total Returns (for the periods ended December 31, 2002)

---------------------------------------------------------------------------------------------------------
                                                Inception Date    Past Year   Past 5 Years  Past 10 Years
---------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)            1/1/85
    Return Before Taxes                                            -34.14%       -4.57%         4.82%
    Return After Taxes on Distributions(1)                         -34.14%       -5.96%         3.52%
    Return After Taxes on Distributions
        and Sale of Fund Shares(1)                                 -20.96%       -3.36%         4.03%
---------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable
    Contingent Deferred Sales Charge)               1/1/85
    Return Before Taxes                                            -34.57%       -4.69%         4.39%
---------------------------------------------------------------------------------------------------------
Class C Shares(3) (with applicable
    Contingent Deferred Sales Charge)               1/1/85
    Return Before Taxes                                            -31.14%       -4.21%         4.55%
---------------------------------------------------------------------------------------------------------
Russell MidCap(R) Growth Index*                                    -27.41%       -1.82%         6.71%
---------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.

* The Russell MidCap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

Fifth Third Quality Growth Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Growth of capital. Income is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $3 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Advisor relies on intensive research to identify companies with growth potential. Among large cap companies, the Advisor seeks dominant companies with superior profitability potential, strong management and financial flexibility and reasonable stock prices based on valuation analyses.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 -1.06%   0.07%  31.59%  23.68%  32.70%  30.05%  23.51%  -4.00% -13.99%  -32.71%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              28.18%
  Worst quarter:                Q2 2002             -19.77%
  Year to Date Return (1/1/03 to 9/30/03):           17.52%

Fifth Third Quality Growth Fund

Average Annual Total Returns (for the periods ended December 31, 2002)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Inception Date    Past Year   Past 5 Years  Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                      1/1/83
    Return Before Taxes                                                                      -36.07%       -3.24%         6.13%
    Return After Taxes on Distributions(1)                                                   -36.07%       -4.42%         4.97%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                           -22.14%       -2.13%         5.20%
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable Contingent Deferred Sales Charge)          1/1/83
    Return Before Taxes                                                                      -36.50%       -3.39%         5.69%
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares(3) (with applicable Contingent Deferred Sales Charge)          1/1/83
    Return Before Taxes                                                                      -33.22%       -2.86%         5.91%
-----------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index*                                                                -27.88%       -3.84%         6.70%
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)**                                                                           -22.09%       -0.58%         9.34%
-----------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

* The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

** The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Large Cap Core Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies. Large cap companies are defined as U.S. companies with at least $5 billion in market capitalization. The Fund intends to invest in equity securities of companies that the Advisor believes have potential for above-average growth relative to their peers and/or companies selling at attractive valuations. While some stocks may be purchased for their income potential, most stocks will be purchased for their capital appreciation potential.

When selecting equity securities which it believes are selling at attractive valuations, the Advisor considers an issuer's balance sheet, quality of management, and historical earnings per share. The Advisor typically looks for issuers where earnings have already begun to rebound and considers the likelihood that earnings per share will continue to improve. When selecting equity securities which it believes have the potential for above average growth, the Advisor considers an issuer's balance sheet stability, cash flow, quality of management, earnings per share growth, and the issuer's potential to maintain above average earnings relative to its peers.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, a company's stock price jumps significantly without a fundamental justification, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

The Fund invests in both value stocks and growth stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks can be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 11.81%  0.48%  34.60%  19.14%  23.89%  27.68%  18.53%  -11.47%  -13.07% -23.94%
--------------------------------------------------------------------------------
  1993     94     95      96      97      98      99       00       01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.08%
  Worst quarter:                Q3 2002             -18.22%
  Year to Date Return (1/1/03 to 9/30/03):           12.24%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Growth and Income Fund. On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Large Cap Core Fund (formerly named Fifth Third Large Cap Value Fund).

Fifth Third Large Cap Core Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

---------------------------------------------------------------------------------------------------------------------------------
                                                                          Inception Date  Past Year   Past 5 Years  Past 10 Years
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                                   12/1/92
    Return Before Taxes                                                                    -27.73%       -3.39%         6.48%
    Return After Taxes on Distributions(3)                                                 -27.94%       -4.54%         4.50%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                         -17.01%       -2.49%         4.89%
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)          11/2/92
    Return Before Taxes                                                                    -28.25%       -3.46%         6.15%
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)          11/2/92
    Return Before Taxes                                                                    -24.49%       -3.14%         6.16%
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)*                                                                          -22.09%       -0.58%         9.34%
---------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Index**                                                                    -21.65%       -0.58%         9.19%
---------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Large Cap Core Fund (formerly named Fifth Third Large Cap Value Fund).

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Growth and Income Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

** The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index.

Fifth Third Equity Index Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")*. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

Though the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of changes to securities in the index. Specifically, the portfolio manager may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio will generally be made within several days so as to maintain a 0.95 correlation to the index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

----------
* "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  9.09%   0.74%  35.78%  21.92%  32.24%  27.93%  20.24%  -9.52% -12.45%  -22.53%
--------------------------------------------------------------------------------
  1993     94      95      96      97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.23%
  Worst quarter:                Q3 2002             -17.39%
  Year to Date Return (1/1/03 to 9/30/03):           14.16%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Index Equity Fund. On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

Fifth Third Equity Index Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

---------------------------------------------------------------------------------------------------------------------------------
                                                                          Inception Date  Past Year   Past 5 Years  Past 10 Years
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                                  11/25/92
    Return Before Taxes                                                                    -26.40%       -2.16%         7.99%
    Return After Taxes on Distributions(3)                                                 -26.74%       -2.63%         6.73%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                         -16.19%       -1.80%         6.10%
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)         11/2/92
    Return Before Taxes                                                                    -26.93%       -2.27%         7.76%
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)         11/2/92
    Return Before Taxes                                                                    -23.05%       -1.88%         7.77%
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)*                                                                          -22.09%       -0.58%         9.34%
---------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Equity Index Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Index Equity Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

Fifth Third Balanced Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Capital appreciation and income.

Principal Investment Strategies Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of total assets in common stocks, convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time based on the current, relative attractiveness of stocks versus bonds. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

The equity position of the Fund tends to be invested in high quality large or mid-sized companies. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, and excellent prospects for above average revenue and earnings growth over the next three to five years. The Advisor also considers balance sheet strength and cash flow as well as its current ratio of debt to capital, and the quality of it's management to be key components in evaluating potential investments. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations over $10 billion, the Fund may favor mid-sized companies, that is companies no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index(R)(1) (generally, between $500 million and $10 billion), when the Advisor believes that market conditions favor securities of mid-sized companies.

The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive or we have realized our intended profit, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Stocks of mid-sized companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Through its investment in bonds, the Fund assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

----------
(1) "Standard &Poor's MidCap 400 Index" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Balanced Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  1.74%  -1.03%  26.53%  14.23%  24.08%  17.87%  15.30%   2.09%  -8.74%  -16.60%
--------------------------------------------------------------------------------
  1993     94      95      96      97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998             17.81%
  Worst quarter:                Q3 2001            -14.43%
  Year to Date Return (1/1/03 to 9/30/03):           6.97%

Average Annual Total Returns (for the periods ended December 31, 2002)

--------------------------------------------------------------------------------------------------------------------------------
                                                                       Inception Date   Past Year    Past 5 Years  Past 10 Years
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                   1/1/83
    Return Before Taxes                                                                  -20.78%         0.06%         6.12%
    Return After Taxes on Distributions(1)                                               -21.14%        -1.58%         4.44%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                       -12.75%        -0.08%         4.64%
--------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable
    Contingent Deferred Sales Charge)                                      1/1/83
    Return Before Taxes                                                                  -21.29%        -0.08%         5.68%
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares(3) (with applicable
    Contingent Deferred Sales Charge)                                      1/1/83
    Return Before Taxes                                                                  -17.21%         0.47%         5.87%
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)*                                                                        -22.09%        -0.58%         9.34%
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(R)**                                                 10.25%         7.55%         7.51%
--------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

** The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

Fifth Third Micro Cap Value Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value under $600,000,000. While the Advisor may purchase companies with a total market value of up to $600,000,000, it will attempt to focus its investments on companies with a total market value of under $300,000,000. Equity securities consist of common stock and securities convertible into common stock.

The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings. The Advisor will seek to identify companies that possess potential catalysts for positive development, such as new products, management restructuring, or changes in the business environment, which in turn may improve a company's financial condition. The Advisor also will utilize a strict sell discipline and will consider selling a security when it becomes fairly valued or less attractive, based on the same fundamental factors it uses to evaluate securities to purchase.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                       21.21%    -1.38%     22.13%      0.08%
--------------------------------------------------------------------------------
                        1999       00         01         02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 1999              21.12%
  Worst quarter:                Q3 2002             -20.91%
  Year to Date Return (1/1/03 to 9/30/03):           45.27%

----------
(1) For the period prior to August 13, 2001, the quoted performance of Class A shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

Fifth Third Micro Cap Value Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

---------------------------------------------------------------------------------------------------------------------
                                                                          Inception Date  Past Year   Since Inception
---------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                                   2/1/98
    Return Before Taxes                                                                     -4.92%         6.44%
    Return After Taxes on Distributions(3)                                                  -5.01%         5.34%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                          -2.85%         4.81%
---------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable Contingent Deferred Sales Charge)          2/1/98
    Return Before Taxes                                                                     -5.69%         6.52%
---------------------------------------------------------------------------------------------------------------------
Class C Shares(2) (with applicable Contingent Deferred Sales Charge)          2/1/98
    Return Before Taxes                                                                     -0.76%         7.15%
---------------------------------------------------------------------------------------------------------------------
                                                                                                       (Since 2/1/98)

Russell 2000(R) Value Index*                                                               -11.43%         3.14%
---------------------------------------------------------------------------------------------------------------------

(1) On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

(2) For the period prior to August 13, 2001, the quoted performance of Class A, Class B and Class C shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the expenses and sales charges for Class A, Class B and Class C shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as ranked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

Fifth Third Small Cap Value Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies.

Small cap companies are those companies whose market capitalizations are less than $3 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor attempts to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The Advisor utilizes fundamental research and a disciplined valuation process along with historical returns, margins, and balance sheet and growth data to evaluate prospective investments. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.

Fifth Third Asset Management typically looks for companies that are significantly undervalued based on normalized return analysis. For instance, target companies may be experiencing a temporary downturn in earnings but have a strong sales potential or may have substantial price appreciation potential. The Advisor believes that, in the small cap realm, stock pricing inefficiencies may occur because of investor neglect or emotionally driven buy/sell decisions. Disciplined valuation techniques may reward patient investors as these companies are "rediscovered" by the investing public. Because small cap stocks may embody risks not associated with larger companies, the Advisor seeks to reduce that risk by diversifying investments across multiple sectors and by looking for companies with strong balance sheets. Fifth Third looks to reduce or eliminate holdings when growth prospects are diminished, company management are relatively heavy sellers, or price appreciation has resulted in a fairly valued or even overvalued stock.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks.

The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

Fifth Third Multi Cap Value Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective High level of total return (using a combination of capital appreciation and income).

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of multi cap companies. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. While the Fund invests in both smaller and larger companies, the smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 24.48%   0.64%  22.48%  19.08%  28.20%  -8.74%  12.95%  23.33%   7.54%  -16.01%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2001              18.57%
  Worst quarter:                Q3 1998             -21.07%
  Year to Date Return (1/1/03 to 9/30/03):           21.15%

----------
(1) For the period prior to August 13, 2001, the quoted performance of Class A shares reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

Fifth Third Multi Cap Value Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

----------------------------------------------------------------------------------------------------------------------------------
                                                                          Inception Date  Past Year    Past 5 Years  Past 10 Years
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                                   9/30/89
    Return Before Taxes                                                                    -20.20%         1.73%         9.81%
    Return After Taxes on Distributions(3)                                                 -20.20%         0.44%         7.33%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                         -12.40%         1.19%         7.12%
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable Contingent Deferred Sales Charge)          9/30/89
    Return Before Taxes                                                                    -20.78%         2.29%        10.28%
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares(2) (with applicable Contingent Deferred Sales Charge)          9/30/89
    Return Before Taxes                                                                    -16.56%         2.61%        10.28%
----------------------------------------------------------------------------------------------------------------------------------
Russell 3000(R) Value Index*                                                               -15.18%         1.19%        10.74%
----------------------------------------------------------------------------------------------------------------------------------
Russell MidCap(R) Value Index**                                                             -9.64%         2.95%        11.06%
----------------------------------------------------------------------------------------------------------------------------------

(1) On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

(2) For the period prior to August 13, 2001, the quoted performance of Class A, Class B and Class C shares reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund adjusted to reflect the expenses and sales charges for Class B and Class C shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

** The Russell MidCap(R) Value Index measures the performance of those securities found in the Russell universe with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

Fifth Third Disciplined Large Cap Value Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are currently defined as companies with at least $5 billion in market capitalization. The Fund intends to invest primarily in stocks of companies with low ratios of price to earnings, cash flow, sales and book value, as well as companies which the Advisor believes are undervalued relative to their prospects for future earnings or to their asset values. In selecting equity securities, the Advisor will consider an issuing company's balance sheet and interest coverage. Most stocks will be purchased for a combination of current income and capital appreciation. The Fund expects to earn current income mainly from stock dividends which may be supplemented by interest on convertible bonds and dividends on preferred stock.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as government and corporate bonds, which at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises. The Advisor also attempts to control risk in the portfolio by monitoring sector weights, as compared to the benchmark index for the Fund.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equities and in debt. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance. The risks of investing in debt securities include the tendency of bond prices to fall as interest rates rise.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.

The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. Investments in bonds subject the Fund to the risk that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  0.26%  -0.65%  30.73% 16.83%  38.15%  17.82%  -4.87%  12.36%  -12.58%  -14.00%
--------------------------------------------------------------------------------
  1993     94      95     96      97      98      99      00       01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 1997              15.29%
  Worst quarter:                Q3 2002             -13.94%
  Year to Date Return (1/1/03 to 9/30/03):           16.30%

Fifth Third Disciplined Large Cap Value Fund

Average Annual Total Returns (for the periods ended December 31, 2002)

----------------------------------------------------------------------------------------------------------------------------------
                                                                          Inception Date  Past Year   Past 5 Years   Past 10 Years
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares(1) (with 5.00% sales charge)                                   1/1/83
    Return Before Taxes                                                                    -18.29%       -2.10%          6.57%
    Return After Taxes on Distributions(2)                                                 -18.83%       -3.65%           N/A
    Return After Taxes on Distributions and Sale of Fund Shares(2)                         -10.98%       -1.95%           N/A
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares(3) (with applicable Contingent Deferred Sales Charge)          1/1/83
    Return Before Taxes                                                                    -18.81%       -2.02%          6.25%
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)          1/1/83
    Return Before Taxes                                                                    -14.64%       -1.71%          6.29%
----------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index*                                                               -15.52%        1.16%         10.80%
----------------------------------------------------------------------------------------------------------------------------------

(1) The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses and sales charges associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions. The performance shown after tax reflects only the performance dating back to the commencement of operation of the Fund and does not include the performance of these collectively managed accounts prior to that date.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(4) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on January 27, 1997.

* The Russell 1000(R) Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Fifth Third LifeModel Aggressive Fund(SM)

                                                               [GRAPHIC OMITTED]

Fundamental Objective The Fund seeks long-term capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is an aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on stocks:

      o From 80% to 100% of the Fund's total assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's total assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                                   Percentage of
Fund Name                                                          Fund Holdings
Small Cap Growth Fund ...............................................      0-50%
Mid Cap Growth Fund .................................................      0-50%
Quality Growth Fund .................................................      0-50%
Small Cap Value Fund ................................................      0-50%
Multi Cap Value Fund ................................................      0-50%
Disciplined Large Cap Value Fund ....................................      0-50%
International Equity Fund ...........................................      0-25%
Bond Fund ...........................................................      0-20%
Intermediate Bond Fund ..............................................      0-20%
Short Term Bond Fund ................................................      0-20%
Prime Money Market Fund .............................................      0-10%
U.S. Treasury Money Market Fund .....................................      0-10%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Aggressive Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Aggressive Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Fifth Third LifeModel Aggressive Fund(SM)

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Fifth Third LifeModel Moderately Aggressive Fund(SM)

                                                               [GRAPHIC OMITTED]

Fundamental Objective The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a moderately aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond funds and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on stocks:

      o From 60% to 80% of the Fund's total assets will be invested in Fifth Third equity funds.

      o From 20% to 40% of the Fund's total assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                                   Percentage of
Fund Name                                                          Fund Holdings
Small Cap Growth Fund ...............................................      0-40%
Mid Cap Growth Fund .................................................      0-40%
Quality Growth Fund .................................................      0-40%
Small Cap Value Fund ................................................      0-40%
Multi Cap Value Fund ................................................      0-40%
Disciplined Large Cap Value Fund ....................................      0-40%
International Equity Fund ...........................................      0-20%
Bond Fund ...........................................................      0-30%
Intermediate Bond Fund ..............................................      0-30%
Short Term Bond Fund ................................................      0-30%
Prime Money Market Fund .............................................      0-10%
U.S. Treasury Money Market Fund .....................................      0-10%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Aggressive Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Aggressive Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Fifth Third LifeModel Moderately Aggressive Fund(SM)

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Fifth Third LifeModel Moderate Fund(SM)

                                                               [GRAPHIC OMITTED]

Fundamental Objective The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity and fixed income securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a moderate growth allocation fund, approximately half of the Fund's assets will be invested in Fifth Third equity funds and approximately half will be invested in Fifth Third bond funds, although a portion of the Fund's assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:

      o From 40% to 60% of the Fund's total assets will be invested in Fifth Third equity funds.

      o From 40% to 60% of the Fund's total assets will be invested in Fifth Third bond funds.

      o Up to 15% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                                   Percentage of
Fund Name                                                          Fund Holdings
Small Cap Growth Fund .................................................    0-30%
Mid Cap Growth Fund ...................................................    0-30%
Quality Growth Fund ...................................................    0-30%
Small Cap Value Fund ..................................................    0-30%
Multi Cap Value Fund ..................................................    0-30%
Disciplined Large Cap Value Fund ......................................    0-30%
International Equity Fund .............................................    0-15%
Bond Fund .............................................................    0-40%
Intermediate Bond Fund ................................................    0-40%
Short Term Bond Fund ..................................................    0-40%
Prime Money Market Fund ...............................................    0-15%
U.S. Treasury Money Market Fund .......................................    0-15%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderate Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderate Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Fifth Third LifeModel Moderate Fund(SM)

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Fifth Third LifeModel Moderately Conservative Fund(SM)

                                                               [GRAPHIC OMITTED]

Fundamental Objective The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a moderately conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond and equity funds, although a portion of its assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:

      o From 50% to 70% of the Fund's total assets will be invested in Fifth Third bond funds.

      o From 30% to 50% of the Fund's total assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                                   Percentage of
Fund Name                                                          Fund Holdings
Small Cap Growth Fund .................................................    0-25%
Mid Cap Growth Fund ...................................................    0-25%
Quality Growth Fund ...................................................    0-25%
Small Cap Value Fund ..................................................    0-25%
Multi Cap Value Fund ..................................................    0-25%
Disciplined Large Cap Value Fund ......................................    0-25%
International Equity Fund .............................................    0-10%
Bond Fund .............................................................    0-50%
Intermediate Bond Fund ................................................    0-50%
Short Term Bond Fund ..................................................    0-50%
Prime Money Market Fund ...............................................    0-20%
U.S. Treasury Money Market Fund .......................................    0-20%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Conservative Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Conservative Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be

Fifth Third LifeModel Moderately Conservative Fund(SM)

greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Fifth Third LifeModel Conservative Fund(SM)

                                                               [GRAPHIC OMITTED]

Fundamental Objective The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond funds, although a portion of its assets will be invested in Fifth Third equity and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:

      o From 70% to 90% of the Fund's total assets will be invested in Fifth Third bond funds.

      o From 10% to 30% of the Fund's total assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its asset in the underlying mutual funds within the following ranges:

                                                                   Percentage of
Fund Name                                                          Fund Holdings
Small Cap Growth Fund .................................................    0-15%
Mid Cap Growth Fund ...................................................    0-15%
Quality Growth Fund ...................................................    0-15%
Small Cap Value Fund ..................................................    0-15%
Multi Cap Value Fund ..................................................    0-15%
Disciplined Large Cap Value Fund ......................................    0-15%
International Equity Fund .............................................     0-5%
Bond Fund .............................................................    0-60%
Intermediate Bond Fund ................................................    0-60%
Short Term Bond Fund ..................................................    0-60%
Prime Money Market Fund ...............................................    0-20%
U.S. Treasury Money Market Fund .......................................    0-20%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Conservative Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Conservative Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be

Fifth Third LifeModel Conservative Fund(SM)

greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Fifth Third Strategic Income Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investment in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or
(ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.

Investments may be made in any diversified closed-end income funds as long as the Fund's total portfolio maintains no more than 20% in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through" security, i.e. it will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% in securities rated BB or lower. Such closed-end funds may invest in debt securities of United States or foreign issuers.

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities. Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws,

Fifth Third Strategic Income Fund

environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  8.73%  -4.48%  16.13%  9.20%   11.47%   3.48%  -5.72%  16.01%  12.65%   7.45%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 1995              6.20%
  Worst quarter:                Q4 1999             -4.72%
  Year to Date Return (1/1/03 to 9/30/03):           6.06%

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------
                                                                     Inception Date   Past Year    Past 5 Years  Past 10 Years
------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                              3/10/85
    Return Before Taxes                                                                  2.12%         5.40%         6.69%
    Return After Taxes on Distributions(3)                                               0.23%         2.51%         3.79%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                       1.26%         2.82%         3.86%
------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4)                                                        3/10/85
    (with applicable Contingent Deferred Sales Charge)
    Return Before Taxes                                                                  1.91%         5.65%         6.70%
------------------------------------------------------------------------------------------------------------------------------
Class C Shares(5)                                                        3/10/85
    (with applicable Contingent Deferred Sales Charge)
    Return Before Taxes                                                                  6.79%         5.89%         6.66%
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Credit Bond Index(R)*                                      10.14%         7.50%         7.61%
------------------------------------------------------------------------------------------------------------------------------

(1) On October 22, 2001, the Fifth Third/Maxus Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Strategic Income Fund.

(2) The performance of Class A shares is based on the performance for Advisor shares, adjusted to reflect the sale charges for Class A shares, for the period prior to the commencement of operations of Class A shares on April 2, 2004. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B shares is based on the performance for Advisor shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on April 2, 2004. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Class B shares.

(5) For the period prior to October 29, 2001, the quoted performance of Class C shares reflects the performance of the Advisor shares of the Fifth Third Strategic Income Fund, adjusted to reflect the expenses and sales charges for Class C shares. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Class C shares.

Fifth Third Select Stock Fund

(Formerly the Fifth Third Large Cap Opportunity Fund)

                                                               [GRAPHIC OMITTED]

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund will be classified as a non-diversified company which means it may hold larger positions in a smaller number of securities than a fund that is classified as a diversified company. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Aggressive investors who are looking for high returns and are willing to accept the risks of a Fund with limited holdings may consider the Select Stock Fund an appropriate addition to their portfolio. The Select Stock Fund will achieve its investment objective by normally concentrating its investments in a group of 20 to 30 stocks.

In selecting suitable investments, the Fund will attempt to find attractively valued companies experiencing rapid and accelerating growth due to improving fundamentals and earnings, and favorable growth, risk, and valuation factors. The Advisor utilizes a stock selection approach that is fundamentally based and will focus on issues related to management, product development, reputation, financial progress, business models, and enterprise risks. Additionally the Advisor will employ screening tools that capture quantitative factors such as earnings estimate revisions, balance sheet strength, earnings stability, and price-to-earnings ratios - screening that will aid in the identification of attractive new ideas warranting further consideration.

The Advisor will evaluate widely traded companies with market capitalizations greater than $1 billion - which includes large, mid, and some small cap companies. Within this universe of companies, the Advisor seeks reasonably valued companies which are experiencing rapid growth due to improving fundamentals. Accordingly, the Fund will own both growth and value stocks that are believed to have the best potential for capital appreciation.

The Fund's disciplined approach continues once a stock makes it into the portfolio. If a stock that was chosen for the portfolio no longer meets the pre-established parameters, has a low relative strength score, or if another company is identified to have greater fundamental potential, the stock may be sold. In addition, Fund managers may seek to control risk by adjusting sector weights and diversifying the portfolio as they deem appropriate.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of non-diversification, equity securities, growth stocks, value stocks, large cap companies, mid cap companies and small cap companies. When a fund is non-diversified, a single security's increase or decrease in value may have a greater impact on a fund's NAV and total return and the fund also could produce lower yields and be subject to higher volatility during some periods. Equity securities may be subject to sudden and unpredictable drops in value or periods of lackluster performance.

Generally, growth-oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall. Value stocks present the risk that they may not perform as well as other types of stocks.

Significant investment in large, mid and small cap companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. The smaller companies in which the Fund invests are especially sensitive to market factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so.

Fifth Third Select Stock Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

3.31%  -1.12%  35.40%  22.44%  35.43%  32.83%  11.37%  -19.95%  -22.00%  -29.90%
--------------------------------------------------------------------------------
1993     94      95      96      97      98      99       00       01       02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              24.87%
  Worst quarter:                Q1 2001             -18.70%
  Year to Date Return (1/1/03 to 9/30/03):            6.59%

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Inception Date  Past Year    Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                                    3/4/85
    Return Before Taxes                                                                     -33.40%        -9.26%          3.50%
    Return After Taxes on Distributions(3)                                                  -33.40%        -9.58%          1.02%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                          -20.51%        -6.93%          1.87%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)           3/4/85
    Return Before Taxes                                                                     -33.90%        -9.29%          3.17%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(5) (with applicable Contingent Deferred Sales Charge)           3/4/85
    Return Before Taxes                                                                     -30.40%        -8.94%          3.17%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Index*                                                                      -21.65%        -0.58%          9.19%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index*                                                               -27.88%        -3.84%          6.70%
------------------------------------------------------------------------------------------------------------------------------------

(1) On March 6, 1998, the Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc. was merged into the Fifth Third Select Stock Fund.

(2) For the period prior to March 6, 1998, the quoted performance of Class A shares reflects the performance of the Class A shares of The Pinnacle Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(5) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on March 9, 1998.

* The Russell 1000(R) Index is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The benchmark index for the Select Stock Fund has changed from the Russell 1000(R) Growth Index in order to better represent the Fund's investment policies for comparison purposes.

Fifth Third Technology Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies.

Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media and information services companies, and biotechnology. They also may include companies in more traditional industries, such as securities brokers and retailers that have extensively used technological advances to develop new or to improve products or processes.

The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as, corporate bonds and government securities.

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in cash or cash equivalents. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

      o fluctuate in price more widely and rapidly than the market as a whole

      o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor

      o     decline in price due to sector specific developments

      o be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

To the extent the Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, the Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater market volatility often associated with the securities sold in initial public offerings.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Fifth Third Technology Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                      -33.45%         -42.17%
--------------------------------------------------------------------------------
                        2001            02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2002              35.82%
  Worst quarter:                Q3 2001             -35.48%
  Year to Date Return (1/1/03 to 9/30/03):           61.06%

Average Annual Total Returns (for the periods ended December 31, 2002)

---------------------------------------------------------------------------------------------------------------------
                                                                          Inception Date   Past Year  Since Inception
---------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                      6/5/00
    Return Before Taxes                                                                     -45.04%       -39.81%
    Return After Taxes on Distributions(1)                                                  -45.04%       -39.89%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                          -27.65%       -28.83%
---------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable Contingent Deferred Sales Charge)          6/5/00
    Return Before Taxes                                                                     -45.53%       -39.79%
---------------------------------------------------------------------------------------------------------------------
Class C Shares (with applicable Contingent Deferred Sales Charge)             6/5/00
    Return Before Taxes                                                                     -42.69%       -39.11%
---------------------------------------------------------------------------------------------------------------------
                                                                                                       (Since 6/1/00)

Merrill Lynch 100 Technology Index*                                                         -41.54%       -40.44%
---------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

* The Merrill Lynch 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and ADRs.

Fifth Third International Equity Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.

The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index"). Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund invests in "baskets" of common stocks and other equity securities. By investing in these "baskets," the Fund generally attempts to replicate a broad market index (which is usually the Morgan Stanley Capital International Index or other index for a specific country or sector) in order to track the underlying performance of that index. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

Fifth Third International Equity Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  11.29%    8.54%     7.69%   19.34%    25.74%    -14.43%   -18.01%   -13.96%
--------------------------------------------------------------------------------
   1995      96        97       98        99         00        01        02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1999              17.70%
  Worst quarter:                Q3 2002             -18.00%
  Year to Date Return (1/1/03 to 9/30/03):           14.33%

Average Annual Total Returns (for the periods ended December 31, 2002)

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Inception Date   Past Year    Past 5 Years   Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                   8/18/94
    Return Before Taxes                                                                   -18.25%        -2.96%            0.62%
    Return After Taxes on Distributions(1)                                                -18.34%        -4.28%           -0.89%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                        -11.21%        -2.35%            0.20%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable Contingent Deferred Sales Charge)       8/18/94
    Return Before Taxes                                                                   -18.93%        -2.99%            0.44%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(3) (with applicable Contingent Deferred Sales Charge)       8/18/94
    Return Before Taxes                                                                   -14.71%        -2.63%            0.56%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (Since 9/1/94)

Morgan Stanley Capital International EAFE Index(R)*                                       -15.66%        -2.61%            0.21%
------------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

* The Morgan Stanley Capital International EAFE Index(R) is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

Fifth Third Bond Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective High current income. Capital growth is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in bonds, including U.S. Government securities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 7 to 20 years. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Bond Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

      1.16%      10.19%     9.04     -4.76%     11.65%     6.99%     9.35%
--------------------------------------------------------------------------------
      1996         97        98        99         00        01        02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q3 2001              5.29%
  Worst quarter:                Q1 1996             -3.78%
  Year to Date Return (1/1/03 to 9/30/03):           2.71%

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Inception Date  Past Year   Past 5 Years   Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 4.75% sales charge)                                   3/22/95
    Return Before Taxes                                                                      4.15%        5.26%           6.66%
    Return After Taxes on Distributions(3)                                                   2.26%        2.77%           3.91%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                           2.49%        2.93%           3.94%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)          3/20/95
    Return Before Taxes                                                                      3.44%        5.14%           6.61%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)          3/20/95
    Return Before Taxes                                                                      8.30%        5.46%           6.61%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (Since 4/1/95)

Lehman Brothers Aggregate Bond Index(R)*                                                    10.25%        7.55%           8.21%
------------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Income Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

Fifth Third Intermediate Bond Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective High level of current income.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the following types of investment grade bonds: corporate securities, mortgage-backed securities, and U.S. Government securities. U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if the Advisor believes that the Fund can realize such appreciation without foregoing its objective of high current income.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Fifth Third Intermediate Bond Fund

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  8.18%  -3.01%  15.75%  2.76%    7.62%   7.26%  -1.36%   9.44%   7.94%   8.33%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 1995              5.48%
  Worst quarter:                Q1 1994             -2.48%
  Year to Date Return (1/1/03 to 9/30/03):           2.81%

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

---------------------------------------------------------------------------------------------------------------------------------
                                                                         Inception Date   Past Year   Past 5 Years  Past 10 Years
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 3.50% sales charge)                                 11/25/92
    Return Before Taxes                                                                     4.53%         5.49%         5.79%
    Return After Taxes on Distributions(3)                                                  2.72%         3.27%         3.41%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                          2.73%         3.25%         3.41%
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)        11/2/92
    Return Before Taxes                                                                     2.46%         5.11%         5.27%
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)        11/2/92
    Return Before Taxes                                                                     7.47%         5.43%         5.27%
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government/Credit Bond Index(R)*                               9.84%         7.48%         7.08%
---------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Intermediate Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Intermediate Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Intermediate Bond Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

Fifth Third Short Term Bond Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Current income.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in bonds including corporate (mortgage-backed securities and investment-grade corporate debt obligations (those that are rated in one of the four highest categories by a Rating Agency), or unrated securities of comparable quality) and U.S. Government debt securities. The Fund is permitted to purchase U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities), U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund will maintain a dollar-weighted average portfolio maturity of less than three years.

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well, as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected.

Fifth Third Short Term Bond Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The table assumes that shareholders redeem their fund shares at the end of the period indicated. The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  3.04%   1.00%  10.29%  4.06%    6.26%   6.00%   2.35%   7.96%   7.75%   4.70%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 1995              3.24%
  Worst quarter:                Q1 2002             -0.57%
  Year to Date Return (1/1/03 to 9/30/03):           1.81%

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

--------------------------------------------------------------------------------------------------------------------------------
                                                                        Inception Date   Past Year   Past 5 Years  Past 10 Years
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 3.50% sales charge)                                 12/4/92
    Return Before Taxes                                                                     1.01%       4.99%          4.94%
    Return After Taxes on Distributions(3)                                                 -0.72%       2.82%          2.75%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                          0.59%       2.88%          2.82%
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)        11/2/92
    Return Before Taxes                                                                     3.79%       4.83%          4.39%
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Government Corporate Index(R)*
--------------------------------------------------------------------------------------------------------------------------------
Consumer Price Index**                                                                      2.38%       2.32%          2.46%
--------------------------------------------------------------------------------------------------------------------------------
91-Day Treasury Bill***                                                                     1.59%       4.11%          4.38%
--------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Short Term Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Short Term Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Short Term Bond Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on August 1, 2003.

* The Merrill Lynch 1-3 Year Government Corporate Index(R) is an unmanaged index trading short-term U.S. Government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and
      2.99 years.

** The Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

*** The 91-day Treasury Bill return tracks in the investment return paid on U.S. Treasury bills maturing in 91 days.

Fifth Third U.S. Government Bond Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective High level of current income. Capital growth is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government bonds. The Fund seeks to maintain a dollar-weighted average maturity of between two and ten years.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's duration to attempt to capture excess returns, as related to the Fund benchmark. The Advisor may consider selling one of the Fund's holdings when there is a dramatic shift in interest rates, the portfolio mix is not considered optimal, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 6.19%  -2.18%  13.01%   2.45%    7.14%   7.38%   0.02%   9.15%   7.54%   8.51%
--------------------------------------------------------------------------------
 1993     94      95      96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q3 2001              4.89%
  Worst quarter:                Q1 1994             -1.99%
  Year to Date Return (1/1/03 to 9/30/03):           1.55%

Fifth Third U.S. Government Bond Fund

Average Annual Total Returns (for the periods ended December 31, 2002)

--------------------------------------------------------------------------------------------------------------------------------
                                                                        Inception Date   Past Year  Past 5 Years   Past 10 Years
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 4.75% sales charge)                                    1/1/86
    Return Before Taxes                                                                    3.31%        5.43%          5.32%
    Return After Taxes on Distributions(1)                                                 1.66%        3.48%          3.20%
    Return After Taxes on Distributions and Sale of Fund Shares(1)                         2.15%        3.37%          3.16%
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares(2) (with applicable Contingent Deferred Sales Charge)        1/1/86
    Return Before Taxes                                                                    7.69%        5.74%          4.97%
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government Bond Index(R)*                                     9.64%        7.44%          6.91%
--------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.

* The Lehman Brothers Intermediate Government Bond Index(R) is an unmanaged index generally representative of intermediate-term government bonds.

Fifth Third Municipal Bond Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Current income that is exempt from federal income tax.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar-weighted average portfolio maturity of between five and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise, the risk of an issuer defaulting on its obligations of paying principal and interest, and tax risk. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

In addition, because revenue bonds and limited obligation securities are not general obligations of the issuer, the Fund will have limited recourse in the event of a default or termination of these securities.

The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

     3.53%      8.32%      5.43%     -3.40%     11.97%      3.89%      9.34%
--------------------------------------------------------------------------------
     1996        97          98        99         00         01         02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q3 2002              4.83%
  Worst quarter:                Q2 1999             -2.30%
  Year to Date Return (1/1/03 to 9/30/03):           3.39%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Tax-Free Income Fund. On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

Fifth Third Municipal Bond Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Inception Date   Past Year  Past 5 Years  Since Inception
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 4.75% sales charge)                                   4/1/95
    Return Before Taxes                                                                      4.13%        4.30%          5.36%
    Return After Taxes on Distributions(3)                                                   3.80%        4.04%          5.09%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                           4.23%        4.14%          5.02%
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)          3/20/95
    Return Before Taxes                                                                      3.49%        4.16%          5.32%
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)          3/20/95
    Return Before Taxes                                                                      8.54%        4.52%          5.34%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (Since 4/1/95)

Lehman Brothers Municipal Bond Index(R)*                                                     9.60%        6.06%          6.91%
-----------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Municipal Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Tax-Free Income Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The Lehman Brothers Municipal Bond Index(R) is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

Fifth Third Intermediate Municipal Bond Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective High level of current income that is exempt from federal regular income taxes.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bonds, which pay interest that is exempt from federal income tax. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. The securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  8.29%  -3.03%  12.76%  3.17%    6.80%   5.09%  -1.27%   8.72%   4.47%   7.99%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 1995              5.38%
  Worst quarter:                Q1 1994             -3.97%
  Year to Date Return (1/1/03 to 9/30/03):           2.82%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Intermediate Tax-Free Fund. On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.

Fifth Third Intermediate Municipal Bond Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

----------------------------------------------------------------------------------------------------------------------------------
                                                                          Inception Date   Past Year  Past 5 Years   Past 10 Years
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 3.50% sales charge)                                  12/18/92
    Return Before Taxes                                                                      4.20%        4.19%          4.83%
    Return After Taxes on Distributions(3)                                                   4.05%        3.95%          4.69%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                           3.92%        3.99%          4.60%
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)         12/16/92
    Return Before Taxes                                                                      2.17%        3.80%          4.35%
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)         12/16/92
    Return Before Taxes                                                                      7.18%        4.14%          4.35%
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Three-Year General Obligation Index(R)*                                      6.65%        5.23%          5.18%
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Five-Year General Obligation Index(R)**                                      9.00%        5.80%          5.85%
----------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Intermediate Municipal Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Intermediate Tax-Free Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The Lehman Brothers Three-Year General Obligation Index(R) is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

** The Lehman Brothers Five-Year General Obligation Index(R) is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities not less than four years but no more than six years.

Fifth Third Ohio Municipal Bond Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond securities which pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as political or governmental subdivisions, agencies or instrumentalities of Ohio. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a dollar weighted average portfolio maturity of 3.5 years to 7.5 years. No purchases in the Fund will have an effective maturity of greater than 15 years.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt instruments and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligation to pay principal and interest.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

Because the Fund is non-diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal.

In addition, because revenue bonds and limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of The Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Ohio Municipal Bond Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  6.71%  -4.01%  13.72%  3.48%    6.92%   5.50%  -3.17%   8.72%   4.23%   7.59%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 1995              5.53%
  Worst quarter:                Q1 1994             -3.78%
  Year to Date Return (1/1/03 to 9/30/03):           2.80%

Average Annual Total Returns (for the periods ended December 31, 2002)

--------------------------------------------------------------------------------------------------------
                                               Inception Date    Past Year  Past 5 Years   Past 10 Years
--------------------------------------------------------------------------------------------------------
Class A Shares (with 4.75% sales charge)           1/1/87
    Return Before Taxes                                            2.45%        3.48%          4.34%
    Return After Taxes on Distributions(1)                         2.45%        3.44%          4.31%
    Return After Taxes on Distributions
        and Sale of Fund Shares(1)                                 2.75%        3.49%          4.22%
--------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable
    Contingent Deferred Sales Charge)              1/1/87
    Return Before Taxes                                            1.77%        2.93%          3.72%
--------------------------------------------------------------------------------------------------------
Class C Shares(3) (with applicable
    Contingent Deferred Sales Charge)              1/1/87
    Return Before Taxes                                            6.78%        3.82%          4.03%
--------------------------------------------------------------------------------------------------------

Lehman Brothers Municipal Bond Index(R)*                           9.60%        6.06%          6.71%
--------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.

* The Lehman Brothers Municipal Bond Index(R) is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

Fifth Third Michigan Municipal Bond Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Current income that is exempt from federal income tax and Michigan personal income tax.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes. In addition, under normal circumstances, the Fund invests at least 80% of its assets in municipal obligations issued by the State of Michigan or its political subdivisions. The Fund maintains a dollar-weighted average portfolio maturity of between two and five years. No security in the Fund will have a remaining maturity of more than ten years.

The Fund will purchase securities rated in one of the four highest rating categories by a rating agency (for example, BBB or higher by Standard & Poor's or Baa or higher by Moody's), or unrated securities of comparable quality. While maturity and credit quality are the most important investment factors, the Advisor also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Due to the level of investment in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Michigan Municipal Bond Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so invested.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Michigan Municipal Bond Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  0.16%    8.01%    3.36%    5.38%     4.60%    0.51%    6.05%    5.33%    6.17%
--------------------------------------------------------------------------------
  1994      95       96       97        98       99       00       01       02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 1995              2.98%
  Worst quarter:                Q1 1994             -1.57%
  Year to Date Return (1/1/03 to 9/30/03):           2.47%

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Inception Date    Past Year  Past 5 Years  Since Inception
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 4.75% sales charge)                                  5/11/93
    Return Before Taxes                                                                      1.09%        3.50%          3.85%
    Return After Taxes on Distributions(3)                                                   1.02%        3.44%          3.81%
    Return After Taxes on Distributions and Sale of Fund Shares(3)                           1.94%        3.52%          3.81%
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)         5/3/93
    Return Before Taxes                                                                      0.21%        3.28%          3.55%
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)         5/3/93
    Return Before Taxes                                                                      5.21%        3.63%          3.54%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (Since 5/1/93)

Lehman Brothers Three-Year General Obligation Index(R)*                                      6.65%        5.25%          5.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The Lehman Brothers Three-Year General Obligation Index(R) is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

Fifth Third Prime Money Market Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Current income consistent with stability of principal.

Principal Investment Strategies The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be domestic or foreign corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

Principal Investment Risks The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Foreign investment risk involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  2.69%   3.83%   5.60%  5.04%    5.21%   5.05%   4.53%   5.80%   3.59%   1.19%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000              1.51%
  Worst quarter:                Q4 2002              0.24%
  Year to Date Return (1/1/03 to 9/30/03):           0.40%

Fifth Third Prime Money Market Fund

Average Annual Total Returns (for the periods ended December 31, 2002)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Inception Date     Past Year    Past 5 Years    Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                            6/14/89           1.19%         4.02%           4.25%
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares(1) (with applicable Contingent Deferred Sales Charge)      6/14/89          -4.53%         2.84%           3.32%
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares(2) (with applicable Contingent Deferred Sales Charge)      6/14/89           0.54%         3.23%           3.33%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(2) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on May 1, 2002.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Fifth Third Government Money Market Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective High current income consistent with stability of principal and liquidity.

Principal Investment Strategies The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

Principal Investment Risks The Fund's principal risks include credit risk, interest rate risk and net asset value risk. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  2.69%   3.84%   5.51%  4.96%    5.10%   4.92%   4.40%   5.65%   3.47%   1.07%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000              1.48%
  Worst quarter:                Q3 2002              0.26%
  Year to Date Return (1/1/03 to 9/30/03):           0.32%

Average Annual Total Returns (for the periods ended December 31, 2002)

--------------------------------------------------------------------------------
                     Inception Date    Past Year    Past 5 Years   Past 10 Years
--------------------------------------------------------------------------------
Class A Shares           7/10/91         1.07%          3.89%          4.15%
--------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

Fifth Third Michigan Municipal Money Market Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Current income that is exempt from federal income tax and Michigan personal income tax.

Principal Investment Strategies The Fund, under normal circumstances, invests at least 80% of its assets in municipal obligations, which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes. The securities will have short-term debt ratings in the two highest rating categories of at least one Rating Agency or will be unrated securities of comparable quality. Under normal circumstances, the Fund will invest at least 80% of its total assets in municipal obligations issued by the State of Michigan and its localities.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Principal Investment Risks The principal risks of investing in the Fund include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Due to the level of investment in municipal obligations issued by the State of Michigan and its local governments, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of money market funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When a Fund's assets are concentrated in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  1.80%   2.38%   3.48%  3.11%    3.31%   3.06%   2.86%   3.70%   2.22%   1.02%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 2000              0.96%
  Worst quarter:                Q3 2002              0.23%
  Year to Date Return (1/1/03 to 9/30/03):           0.43%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Michigan Municipal Money Market Fund. On October 29, 2001, the Kent Michigan Municipal Money Market Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Money Market Fund.

Fifth Third Michigan Municipal Money Market Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

--------------------------------------------------------------------------------
                       Inception Date   Past Year   Past 5 Years   Past 10 Years
--------------------------------------------------------------------------------
Class A Shares(2)         12/15/92        1.02%         2.57%          2.69%
--------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Michigan Municipal Money Market Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Michigan Municipal Money Market Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Michigan Municipal Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Fifth Third Municipal Money Market Fund

                                                               [GRAPHIC OMITTED]

Fundamental Objective Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

Principal Investment Strategies The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

      o general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

      o revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

      o industrial development bonds, where principal and interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

Principal Investment Risks The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  1.81%   2.10%   2.95%   2.72%   2.75%   2.68%   2.79%   3.81%   2.42%    1.06%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.01%
  Worst quarter:                Q3 2002               0.24%
  Year to Date Return (1/1/03 to 9/30/03):            0.45%

----------
(1) For the period prior to September 21, 1998, the quoted performance of Class A shares reflects the performance of the Investor shares of the Cardinal Tax Exempt Money Market Fund. On September 21, 1998, the Cardinal Tax Exempt Money Market Fund, a registered open-end investment company managed by The Ohio Company, was consolidated into Fifth Third Municipal Money Market Fund.

Fifth Third Municipal Money Market Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

---------------------------------------------------------------------------------------

                        Inception Date     Past Year     Past 5 Years    Past 10 Years
---------------------------------------------------------------------------------------
Class A Shares(2)           9/7/83          1.06%          2.55%            2.51%
---------------------------------------------------------------------------------------

(1) On September 21, 1998, the Cardinal Tax Exempt Money Market Fund, a registered open-end investment company managed by The Ohio Company was consolidated with the Fifth Third Municipal Money Market Fund.

(2) For the period prior to September 21, 1998, the quoted performance of Class A shares reflects the performance of the Investor shares of the Cardinal Tax Exempt Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2003.

Shareholder Fees                                               Equity Funds (Growth Style)--Fee Table
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Fifth Third                 Fifth Third                   Fifth Third
                                                  Small Cap                    Mid Cap                       Quality
                                                 Growth Fund                 Growth Fund                   Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Class Name                                   A       B         C         A        B         C         A        B          C
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
   (Load) Imposed
   on Purchases                            5.00%    None      None      5.00%    None      None      5.00%    None       None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
   (Load) Imposed on
   Reinvested Dividends                    None     None      None      None     None      None      None     None       None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred
   Sales Load                              None     5.00%(1)  1.00%(2)  None     5.00%(1)  1.00%(2)  None     5.00%(1)   1.00%(2)
-----------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees                            0.70%    0.70%     0.70%     0.80%    0.80%     0.80%     0.80%    0.80%      0.80%
-----------------------------------------------------------------------------------------------------------------------------------
Distribution/Service
   (12b-1) fees                            0.25%    1.00%     0.75%     0.25%    1.00%     0.75%     0.25%    1.00%      0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Other expenses                             0.28%    0.28%     0.53%     0.30%    0.30%     0.55%     0.28%    0.28%      0.53%
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
   Operating Expenses                      1.23%    1.98%     1.98%     1.35%    2.10%     2.10%     1.33%    2.08%      2.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                                           Equity Funds (Core Style)--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                       Fifth Third                 Fifth Third                 Fifth Third
                                                        Large Cap                  Equity Index                  Balanced
                                                         Core Fund                     Fund                        Fund
------------------------------------------------------------------------------------------------------------------------------------
Class Name                                          A        B       C         A       B         C          A       B         C
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases  5.00%    None     None      5.00%   None      None      5.00%   None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                           None     None     None      None    None      None      None    None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                       None    5.00%(1)  1.00%(2)  None    5.00%(1)  1.00%(2)  None    5.00%(1)  1.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                   0.70%    0.70%    0.70%     0.30%   0.30%     0.30%     0.80%   0.80%     0.80%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                 0.25%    1.00%    0.75%     0.25%   1.00%     0.75%     0.25%   1.00%     0.75%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                    0.29%    0.28%    0.54%     0.28%   0.27%     0.52%     0.32%   0.32%     0.57%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses              1.24%    1.98%    1.99%     0.83%   1.57%     1.57%     1.37%   2.12%     2.12%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(3)       0.07%    0.06%    0.07%     0.39%   0.38%     0.38%       --      --        --
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                      1.17%    1.92%    1.92%     0.44%   1.19%     1.19%       --      --        --
------------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Core Fund to: 1.17% for Class A shares, 1.92% for Class B shares and 1.92% for Class C shares and for the Equity Index Fund to: 0.44% for Class A shares, 1.19% for Class B shares and 1.19% for Class C shares. These waivers and/or expense reimbursements will remain in effect until November 30, 2004 for the Large Cap Core Fund and until November 30, 2005 for the Equity Index Fund. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Large Cap Core Fund for the 13 month period in which the expense limitation agreement is in effect. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Equity Index Fund for the 25 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation described above.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                                               Equity Funds (Value Style)--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Fifth Third                Fifth Third
                                                                                 Micro Cap                  Small Cap
                                                                                 Value Fund                Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Class Name                                                                   A        B        C       A        B        C
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                           5.00%    None       None      5.00%    None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                None     None       None      None     None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                                None     5.00%(1)   1.00%(2)  None     5.00%(1)  1.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                            1.00%    1.00%      1.00%     0.90%    0.90%     0.90%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                                          0.25%    1.00%      0.75%     0.25%    1.00%     0.75%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                             0.44%    0.47%      0.72%     0.71%    0.70%     0.97%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.69%    2.47%      2.47%     1.86%    2.60%     2.62%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(3)                                   --       --         --      0.36%    0.35%     0.37%
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                 --       --         --      1.50%    2.25%     2.25%
------------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Small Cap Value Fund to: 1.50% for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares. These waiver and/or expense reimbursements will remain in effect until November 30, 2004. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Small Cap Value Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                                                Equity Funds (Value Style)--Fee Table
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Fifth Third                 Fifth Third
                                                                                Multi Cap               Disciplined Large
                                                                                Value Fund                Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
Class Name                                                                A        B          C          A      B          C
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                        5.00%    None       None       5.00%   None       None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends             None     None       None       None    None       None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                             None     5.00%(1)   1.00%(2)   None    5.00%(1)   1.00%(2)
-----------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                         1.00%    1.00%      1.00%      0.80%   0.80%      0.80%
-----------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                                       0.25%    1.00%      0.75%      0.25%   1.00%      0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                          0.39%    0.39%      0.64%      0.31%   0.31%      0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    1.64%    2.39%      2.39%      1.36%   2.11%      2.10%
-----------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                                        Asset Allocation Funds--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                         Fifth Third                Fifth Third                 Fifth Third
                                                          LifeModel            LifeModel Moderately         LifeModel Moderate
                                                     Aggressive Fund(SM)        Aggressive Fund(SM)               Fund(SM)
------------------------------------------------------------------------------------------------------------------------------------
Class Name                                           A       B        C         A      B         C          A      B         C
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases   5.00%   None      None      5.00%  None      None      5.00%   None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                            None    None      None      None   None      None      None    None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                        None    5.00%(1)  1.00%(2)  None   5.00%(1)  1.00%(2)  None    5.00%(1)  1.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                    0.15%   0.15%     0.15%     0.15%  0.15%     0.15%     0.15%   0.15%     0.15%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                  0.25%   1.00%     0.75%     0.25%  1.00%     0.75%     0.25%   1.00%     0.75%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                     0.84%   0.91%     1.30%     0.50%  0.45%     0.71%     0.44%   0.48%     0.76%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(3)            1.24%   2.06%     2.20%     0.90%  1.60%     1.61%     0.84%   1.63%     1.66%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(4)        0.91%   0.98%     1.12%     0.57%  0.52%     0.53%     0.51%   0.55%     0.58%
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                       0.33%   1.08%     1.08%     0.33%  1.08%     1.08%     0.33%   1.08%     1.08%
------------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the LifeModel Aggressive Fund are 1.13% for Class A, Class B and Class C shares; of the LifeModel Moderately Aggressive Fund are 1.05% for Class A, Class B and Class C shares; and of the LifeModel Moderate Fund are 0.98% for Class A, Class B and Class C shares.

(4) The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the LifeModel Aggressive Fund, the LifeModel Moderately Aggressive Fund and the LifeModel Moderate Fund to: 0.33% for Class A shares, 1.08% for Class B shares and 1.08% for Class C shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Funds for the 40 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation described above.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                                                   Asset Allocation Funds--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Fifth Third                 Fifth Third
                                                                            LifeModel Moderately              LifeModel
                                                                            Conservative Fund(SM)       Conservative Fund(SM)
------------------------------------------------------------------------------------------------------------------------------------
Class Name                                                                  A         B        C          A       B        C
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          5.00%     None      None      5.00%   None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends               None      None      None      None    None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                               None     5.00%(1)   1.00%(2)  None    5.00%(1)  1.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                                           0.15%    0.15%      0.15%     0.15%   0.15%     0.15%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                                         0.25%    1.00%      0.75%     0.25%   1.00%     0.75%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                            0.64%    0.65%      0.83%     0.77%   0.71%     0.96%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(3)                                   1.04%    1.80%      1.73%     1.17%   1.86%     1.86%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(4)                               0.71%    0.72%      0.65%     0.84%   0.78%     0.78%
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                              0.33%    1.08%      1.08%     0.33%   1.08%     1.08%
------------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the LifeModel Moderately Conservative Fund are 0.94% for Class A, Class B and Class C shares and of the LifeModel Conservative Fund are 0.87% for Class A, Class B and Class C shares.

(4) The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the LifeModel Moderately Conservative Fund and the LifeModel Conservative Fund to: 0.33% for Class A shares, 1.08% for Class B shares and 1.08% for Class C shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Funds for the 40 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation described above.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                                                      Strategic Income Style--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Fifth Third Strategic
                                                                                                 Income Fund*
------------------------------------------------------------------------------------------------------------------------------------
Class Name                                                                                A            B           C
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                        5.00%        None         None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                             None         None         None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                                             None         5.00%(1)     1.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                         1.00%        1.00%        1.00%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                                                       0.25%        1.00%        0.75%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                          0.35%        0.35%        0.60%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                    1.60%        2.35%        2.35%
------------------------------------------------------------------------------------------------------------------------------------

* In addition to the expenses shown above, if you buy and hold shares of the Strategic Income Fund you will indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

Shareholder Fees and Fund Expenses

Fee Tables

 Shareholder Fees                                                      Specialty Funds--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                  Fifth Third                  Fifth Third                     Fifth Third
                                                  Select Stock                  Technology                    International
                                                      Fund                         Fund                        Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Class Name                                    A     B           C          A        B          C           A       B         C
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
  Purchases                                 5.00%  None       None       5.00%     None       None       5.00%    None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends                      None   None       None       None      None       None       None     None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                 None   5.00%(1)   1.00%(2)   None      5.00%(1)   1.00%(2)   None     5.00%(1)  1.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                             0.80%  0.80%      0.80%      1.00%     1.00%      1.00%      1.00%    1.00%     1.00%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees           0.25%  1.00%      0.75%      0.25%     1.00%      0.75%      0.25%    1.00%     0.75%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                              0.83%  0.84%      1.09%      0.88%     0.87%      1.07%      0.44%    0.45%     0.69%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses        1.89%  2.63%      2.64%      2.13%(3)  2.87%(3)   2.82%(3)   1.69%    2.45%     2.44%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense
  Reimbursements(4)                         0.19%  0.18%      0.19%        --        --         --       0.09%    0.10%     0.09%
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                1.70%  2.45%      2.45%        --        --         --       1.60%    2.35%     2.35%
------------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) The Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Technology Fund to:1.81% for Class A shares, 2.55% for Class B shares and 2.47% for Class C shares. These waivers and/or expense reimbursements may be discontinued at any time.

(4) The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Select Stock Fund to: 1.70% for Class A shares, 2.45% for Class B shares and 2.45% for Class C shares and for the International Equity Fund to: 1.60% for Class A shares, 2.35% for Class B shares and 2.35% for Class C shares. These waivers and/or expense reimbursements will remain in effect until November 30, 2004 for the Select Stock Fund and until November 30, 2005 for the International Equity Fund. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Select Stock Fund for the 13 month period in which the expense limitation agreement is in effect. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the International Equity Fund for the 25 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation described above.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                                      Fixed Income Funds (Taxable)--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                              Fifth Third                 Fifth Third           Fifth Third          Fifth Third
                                                  Bond                    Intermediate           Short Term        U.S. Government
                                                  Fund                     Bond Fund             Bond Fund            Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Class Name                               A       B          C           A      B        C         A      C          A         C
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
   on Purchases                        4.75%    None       None       3.50%  None      None      3.50%  None      4.75%     None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
   on Reinvested Dividends             None     None       None       None   None      None      None   None      None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load            None     5.00%(1)   1.00%(2)   None   5.00%(1)  1.00%(2)  None   1.00%(2)  None      1.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                        0.60%    0.60%      0.60%      0.55%  0.55%     0.55%     0.50%  0.50%     0.55%     0.55%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees      0.25%    1.00%      0.75%      0.25%  1.00%     0.75%     0.25%  0.75%     0.25%     0.75%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                         0.29%    0.29%      0.54%      0.26%  0.26%     0.51%     0.26%  0.51%     0.37%     0.61%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
   Operating Expenses                  1.14%    1.89%      1.89%      1.06%  1.81%     1.81%     1.01%  1.76%     1.17%(3)  1.91%(3)
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or
   Expense Reimbursements4             0.10%    0.10%      0.10%      0.05%  0.05%     0.05%     0.02%  0.02%       --        --
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                           1.04%    1.79%      1.79%      1.01%  1.76%     1.76%     0.99%  1.74%       --        --
------------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the U.S. Government Bond Fund to: 1.06% for Class A shares and 1.80% for Class C shares. These waivers and/or expense reimbursements may be discontinued at any time.

(4) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Bond Fund to: 1.04% for Class A shares, 1.79% for Class B shares and 1.79% for Class C shares; for the Intermediate Bond Fund to:
      1.01% for Class A shares, 1.76% for Class B shares and 1.76% for Class C shares and for the Short Term Bond Fund to: 0.99% for Class A shares and 1.74% for Class C shares. These waivers and/or expense reimbursements will remain in effect until November 30, 2004. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation described above.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                         Fixed Income Funds (Municipal)--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                          Fifth Third                Fifth Third                 Fifth Third                   Fifth Third
                           Municipal            Intermediate Municipal          Ohio Municipal              Michigan Municipal
                           Bond Fund                  Bond Fund                   Bond Fund                     Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Class Name            A      B        C          A     B         C          A        B         C         A         B         C
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
   (Load) Imposed
   on Purchases      4.75%  None     None      3.50%  None      None      4.75%     None      None      4.75%     None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
   (Load) Imposed
   on Reinvested
   Dividends         None   None     None      None   None      None      None      None      None      None      None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred
   Sales Load        None   5.00%(1) 1.00%(2)  None   5.00%(1)  1.00%(2)  None      5.00%(1)  1.00%(2)  None      5.00%(1)  1.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees      0.55%  0.55%    0.55%     0.55%  0.55%     0.55%     0.55%     0.55%     0.55%     0.45%     0.45%     0.45%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service
   (12b-1) fees      0.25%  1.00%    0.75%     0.25%  1.00%     0.75%     0.25%     1.00%     0.75%     0.25%     1.00%     0.75%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses       0.38%  0.37%    0.63%     0.28%  0.28%     0.53%     0.30%     0.29%     0.55%     0.32%     0.31%     0.57%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
   Operating
   Expenses          1.18%  1.92%    1.93%     1.08%  1.83%     1.83%     1.10%(3)  1.84%(3)  1.85%(3)  1.02%     1.76%     1.77%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or
   Expense
   Reimbursements(4) 0.14%  0.13%    0.14%     0.10%  0.10%     0.10%       --        --        --      0.08%     0.07%     0.08%
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses         1.04%  1.79%    1.79%     0.98%  1.73%     1.73%       --        --        --      0.94%(5)  1.69%     1.69%
------------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) During the last fiscal year, the Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Ohio Municipal Bond Fund to: 1.02% for Class A shares, 1.76% for Class B shares and 1.77% for Class C shares. These waivers and/or expense reimbursements may be discontinued at any time.

(4) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Municipal Bond Fund to: 1.04% for Class A shares, 1.79% for Class B shares and 1.79% for Class C shares; for the Intermediate Municipal Bond Fund to: 0.98% for Class A shares, 1.73% for Class B shares and 1.73% for Class C shares and for the Michigan Municipal Bond Fund to:
      0.94% for Class A shares, 1.69% for Class B shares and 1.69% for Class C shares. These waivers and/or expense reimbursements will remain in effect until November 30, 2004. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation described above.

(5) During the last fiscal year, the Fund's Distributor voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Michigan Municipal Bond Fund to 0.84% for Class A shares. This waiver and/or expense reimbursement may be discontinued at any time.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                                        Money Market Funds--Fee Table
---------------------------------------------------------------------------------------------------------------------------------
                                                   Fifth Third                      Fifth Third     Fifth Third       Fifth Third
                                                      Prime                          Government       Michigan         Municipal
                                                      Money                             Money     Municipal Money        Money
                                                   Market Fund                      Market Fund     Market Fund       Market Fund
---------------------------------------------------------------------------------------------------------------------------------
Class Name                                       A            B            C              A               A                A
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
   Imposed on Purchases                         None         None         None           None            None            None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
   on Reinvested Dividends                      None         None         None           None            None            None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                     None         5.00%(1)     1.00%(2)       None            None            None
---------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------------------------
Management fees                                 0.40%        0.40%        0.40%          0.40%           0.40%           0.50%
---------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees               0.25%        1.00%        0.75%          0.25%           0.25%           0.25%
---------------------------------------------------------------------------------------------------------------------------------
Other expenses                                  0.25%        0.25%        0.50%          0.26%           0.27%           0.28%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses            0.90%        1.65%        1.65%          0.91%(3)        0.92%           1.03%
---------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements        0.11%(4)     0.11%(4)     0.11%(4)         --            0.13%(4)        0.40%(5)
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                    0.79%        1.54%        1.54%            --            0.79%(6)        0.63%
---------------------------------------------------------------------------------------------------------------------------------

(1) 5% the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) During the last fiscal year, the Fund's Advisor, Distributor, and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Government Money Market Fund to: 0.81% for Class A shares. This waiver and/or expense reimbursement may be discontinued at any time.

(4) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Prime Money Market Fund to: 0.79% for Class A shares, 1.54% for Class B shares and 1.54% for Class C shares; for the Michigan Municipal Money Market Fund to: 0.79% for Class A shares. These waivers and/or expense reimbursements will remain in effect until November 30, 2004. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation described above.

(5) The Fund's Advisor has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Municipal Money Market Fund to 0.63% for Class A shares. This waiver and/or expense reimbursement will remain in effect until November 30, 2005. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 23 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

(6) During the last fiscal year, the Funds' Distributor voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Prime Money Market Fund to: 1.22% for Class B shares and 1.14% for Class C shares and for the Michigan Municipal Money Market Fund to 0.64% for Class A shares. These waivers and/or expense reimbursements may be discontinued at any time.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Equity Funds (Growth Style)
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Small Cap Growth Fund                          1 Year           3 Years          5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                            $ 619            $ 871           $ 1,142           $ 1,914
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                      $ 701            $ 921           $ 1,268           $ 2,113
   Assuming no Redemption                                   $ 201            $ 621           $ 1,068           $ 2,113
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                      $ 301            $ 621           $ 1,068           $ 2,306
   Assuming no Redemption                                   $ 201            $ 621           $ 1,068           $ 2,306
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Mid Cap Growth Fund                            1 Year          3 Years           5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                            $ 631            $ 906           $ 1,202           $ 2,043
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                      $ 713            $ 958           $ 1,329           $ 2,240
   Assuming no Redemption                                   $ 213            $ 658           $ 1,129           $ 2,240
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                      $ 313            $ 658           $ 1,129           $ 2,431
   Assuming no Redemption                                   $ 213            $ 658           $ 1,129           $ 2,431
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Quality Growth Fund                            1 Year          3 Years           5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                            $ 629            $ 900           $ 1,192           $ 2,021
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                      $ 711            $ 952           $ 1,319           $ 2,219
   Assuming no Redemption                                   $ 211            $ 652           $ 1,119           $ 2,219
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                      $ 311            $ 652           $ 1,119           $ 2,410
   Assuming no Redemption                                   $ 211            $ 652           $ 1,119           $ 2,410
------------------------------------------------------------------------------------------------------------------------------------

Equity Funds (Core Style)
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Large Cap Core Fund                            1 Year          3 Years           5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                            $ 613            $ 867           $ 1,141           $ 1,919
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                      $ 695            $ 916           $ 1,262           $ 2,110
   Assuming no Redemption                                   $ 195            $ 616           $ 1,062           $ 2,110
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                      $ 298            $ 618           $ 1,066           $ 2,311
   Assuming no Redemption                                   $ 195            $ 618           $ 1,066           $ 2,311
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses

Equity Funds (Core Style) (continued)
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Equity Index Fund                              1 Year          3 Years           5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                            $ 543            $ 675           $   863           $ 1,403
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                      $ 621            $ 719           $   981           $ 1,601
   Assuming no Redemption                                   $ 121            $ 419           $   781           $ 1,601
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                      $ 221            $ 419           $   781           $ 1,801
   Assuming no Redemption                                   $ 121            $ 419           $   781           $ 1,801
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Balanced Fund                                  1 Year          3 Years           5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                            $ 633            $ 912           $ 1,212           $ 2,064
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                      $ 715            $ 964           $ 1,339           $ 2,261
   Assuming no Redemption                                   $ 215            $ 664           $ 1,139           $ 2,261
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                      $ 315            $ 664           $ 1,139           $ 2,452
   Assuming no Redemption                                   $ 215            $ 664           $ 1,139           $ 2,452
------------------------------------------------------------------------------------------------------------------------------------

Equity Funds (Value Style)
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Micro Cap Value Fund                           1 Year          3 Years           5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                            $ 663          $ 1,006           $ 1,372           $ 2,398
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                      $ 750          $ 1,070           $ 1,516           $ 2,614
   Assuming no Redemption                                   $ 250          $   770           $ 1,316           $ 2,614
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                      $ 350          $   770           $ 1,316           $ 2.806
   Assuming no Redemption                                   $ 250          $   770           $ 1,316           $ 2,806
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Small Cap Value Fund                            1 Year         3 Years           5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                            $ 645          $ 1,022           $ 1,424           $ 2,543
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                      $ 728          $ 1,075           $ 1,549           $ 2,728
   Assuming no Redemption                                   $ 228          $   775           $ 1,349           $ 2,728
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                      $ 331          $   779           $ 1,357           $ 2,927
   Assuming no Redemption                                   $ 228          $   779           $ 1,357           $ 2,927
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Multi Cap Value Fund                           1 Year          3 Years           5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                            $ 658          $   991           $ 1,347           $ 2,346
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                      $ 742          $ 1,045           $ 1,475           $ 2,540
   Assuming no Redemption                                   $ 242          $   745           $ 1,275           $ 2,540
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                      $ 342          $   745           $ 1,275           $ 2,726
   Assuming no Redemption                                   $ 242          $   745           $ 1,275           $ 2,726
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Disciplined Large Cap Value Fund               1 Year          3 Years           5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                            $ 632          $   909           $ 1,207           $ 2,053
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                      $ 714          $   961           $ 1,334           $ 2,250
   Assuming no Redemption                                   $ 214          $   661           $ 1,134           $ 2,250
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                      $ 313          $   658           $ 1,129           $ 2,431
   Assuming no Redemption                                   $ 213          $   658           $ 1,129           $ 2,431
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses

Asset Allocation Funds
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Funds LifeModel Aggressive Fund(SM)                           1 Year     3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                            $532        $697        $  975        $1,767
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                      $610        $750        $1,122        $2,013
   Assuming no Redemption                                                   $110        $450        $  922        $2,013
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                      $210        $465        $  968        $2,352
   Assuming no Redemption                                                   $110        $465        $  968        $2,352
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds LifeModel Moderately Aggressive Fund(SM)                1 Year     3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                            $532        $661        $  864        $1,450
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                      $610        $700        $  970        $1,620
   Assuming no Redemption                                                   $110        $400        $  770        $1,620
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                      $210        $401        $  773        $1,819
   Assuming no Redemption                                                   $110        $401        $  773        $1,819
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds LifeModel Moderate Fund(SM)                             1 Year     3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                            $532        $655        $  845        $1,393
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                      $610        $704        $  980        $1,624
   Assuming no Redemption                                                   $110        $404        $  780        $1,624
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                      $210        $407        $  790        $1,865
   Assuming no Redemption                                                   $110        $407        $  790        $1,865
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds LifeModel Moderately Conservative Fund(SM)              1 Year     3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                            $532        $676        $  910        $1,581
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                      $610        $722        $1,036        $1,791
   Assuming no Redemption                                                   $110        $422        $  836        $1,791
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                      $210        $414        $  813        $1,929
   Assuming no Redemption                                                   $110        $414        $  813        $1,929
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds LifeModel Conservative Fund(SM)                         1 Year     3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                            $532        $690        $  952        $1,702
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                      $610        $729        $1,056        $1,865
   Assuming no Redemption                                                   $110        $429        $  856        $1,865
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                      $210        $429        $  856        $2,048
   Assuming no Redemption                                                   $110        $429        $  856        $2,048
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses

Strategic Income Style
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Strategic Income Fund                         1 Year             3 Years             5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                            $655              $  980              $1,327              $2,305
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                      $738              $1,033              $1,455              $2,499
   Assuming no Redemption                                   $238              $  733              $1,255              $2,499
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                      $338              $  733              $1,255              $2,686
   Assuming no Redemption                                   $238              $  733              $1,255              $2,686
------------------------------------------------------------------------------------------------------------------------------------

Specialty Funds
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Select Stock Fund                             1 Year             3 Years             5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                            $664              $1,047              $1,453              $2,586
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                      $748              $1,100              $1,579              $2,771
   Assuming no Redemption                                   $248              $  800              $1,379              $2,771
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                      $351              $  802              $1,383              $2,959
   Assuming no Redemption                                   $248              $  802              $1,383              $2,959
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Technology Fund                               1 Year             3 Years             5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                            $705              $1,134              $1,587              $2,839
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                      $790              $1,189              $1,713              $3,020
   Assuming no Redemption                                   $290              $  889              $1,513              $3,020
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                      $385              $  874              $1,489              $3,147
   Assuming no Redemption                                   $285              $  874              $1,489              $3,147
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third International Equity Fund                     1 Year             3 Years             5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                            $655              $  989              $1,355              $2,383
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                      $738              $1,044              $1,487              $2,583
   Assuming no Redemption                                   $238              $  744              $1,287              $2,583
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                      $338              $  743              $1,284              $2,762
   Assuming no Redemption                                   $238              $  743              $1,284              $2,762
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses

Fixed Income Funds (Taxable)
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bond Fund                                          1 Year          3 Years            5 Years           10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                 $576             $811             $1,064             $1,787
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                           $682             $884             $1,212             $2,008
   Assuming no Redemption                                        $182             $584             $1,012             $2,008
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                           $285             $584             $1,012             $2,203
   Assuming no Redemption                                        $182             $584             $1,012             $2,203
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Intermediate Bond Fund                             1 Year          3 Years            5 Years           10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                 $449             $671             $  910             $1,594
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                           $679             $865             $1,175             $1,925
   Assuming no Redemption                                        $179             $565             $  975             $1,925
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                           $282             $565             $  975             $2,123
   Assuming no Redemption                                        $179             $565             $  975             $2,123
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Short Term Bond Fund                               1 Year          3 Years            5 Years           10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                 $447             $658             $  886             $1,541
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                           $280             $552             $  952             $2,071
   Assuming no Redemption                                        $177             $552             $  952             $2,071
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third U.S. Government Bond Fund                          1 Year          3 Years            5 Years           10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                 $589             $829             $1,088             $1,828
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                           $294             $600             $1,032             $2,233
   Assuming no Redemption                                        $194             $600             $1,032             $2,233
------------------------------------------------------------------------------------------------------------------------------------

Fixed Income Funds (Municipal)
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Municipal Bond Fund                                1 Year          3 Years            5 Years           10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                 $576             $819             $1,080             $1,827
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                           $682             $891             $1,225             $2,040
   Assuming no Redemption                                        $182             $591             $1,025             $2,040
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                           $285             $593             $1,029             $2,242
   Assuming no Redemption                                        $182             $593             $1,029             $2,242
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Intermediate Municipal Bond Fund                   1 Year          3 Years            5 Years           10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                 $446             $672             $  915             $1,612
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                           $676             $866             $1,181             $1,943
   Assuming no Redemption                                        $176             $566             $  981             $1,943
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                           $279             $566             $  981             $2,140
   Assuming no Redemption                                        $176             $566             $  981             $2,140
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses

Fixed Income Funds (Municipal) (continued)
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Ohio Municipal Bond Fund                           1 Year         3 Years           5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                 $582            $808            $1,052            $1,752
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                           $687            $879            $1,195            $1,965
   Assuming no Redemption                                        $187            $579            $  995            $1,965
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                           $288            $582            $1,001            $2,169
   Assuming no Redemption                                        $188            $582            $1,001            $2,169
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Michigan Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                 $566            $777            $1,004            $1,657
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                           $672            $847            $1,148            $1,872
   Assuming no Redemption                                        $172            $547            $  948            $1,872
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                           $275            $549            $  952            $2,077
   Assuming no Redemption                                        $172            $549            $  952            $2,077
------------------------------------------------------------------------------------------------------------------------------------

Money Market Funds
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Prime Money Market Fund                            1 Year         3 Years           5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                 $ 81            $276            $  488            $1,098
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                           $657            $810            $1,087            $1,745
   Assuming no Redemption                                        $157            $510            $  887            $1,745
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                           $260            $510            $  887            $1,945
   Assuming no Redemption                                        $157            $510            $  887            $1,945
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Government Money Market Fund                       1 Year         3 Years           5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                 $ 93            $290            $  504            $1,120
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Michigan Municipal Money Market Fund               1 Year         3 Years           5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                 $ 81            $280            $  497            $1,119
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Municipal Money Market Fund                        1 Year         3 Years           5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                 $ 64            $246            $  489            $1,185
------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Small Cap Growth Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

The Mid Cap Growth Fund, under normal circumstances, invest at least 80% of its assets in equity securities of mid cap companies.

The Large Cap Core Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

The Micro Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of micro cap companies.

The Multi Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of multi cap companies.

The Disciplined Large Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Select Stock Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The Technology Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of technology companies.

The International Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Intermediate Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Short Term Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The U.S. Government Bond Fund (formerly the Fifth Third U.S. Government Securities Fund), under normal circumstances, invests at least 80% of its assets in U.S. Government bonds.

The Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations.

The Intermediate Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bonds.

The Ohio Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond securities issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio.

The Michigan Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations issued by the State of Michigan or its political subdivisions.

The Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.

The Michigan Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal obligations, which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes.

The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                                   FUND CODE
--------------------------------------------------------------------------------
Small Cap Growth Fund                                            1
--------------------------------------------------------------------------------
Mid Cap Growth Fund                                              2
--------------------------------------------------------------------------------
Quality Growth Fund                                              3
--------------------------------------------------------------------------------
Large Cap Core Fund                                              4
--------------------------------------------------------------------------------
Equity Index Fund                                                5
--------------------------------------------------------------------------------
Balanced Fund                                                    6
--------------------------------------------------------------------------------
Micro Cap Value Fund                                             7
--------------------------------------------------------------------------------
Small Cap Value Fund                                             8
--------------------------------------------------------------------------------
Multi Cap Value Fund                                             9
--------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                                10
--------------------------------------------------------------------------------
Strategic Income Fund                                           11
--------------------------------------------------------------------------------
Select Stock Fund                                               12
--------------------------------------------------------------------------------
Technology Fund                                                 13
--------------------------------------------------------------------------------
International Equity Fund                                       14
--------------------------------------------------------------------------------
Bond Fund                                                       15
--------------------------------------------------------------------------------
Intermediate Bond Fund                                          16
--------------------------------------------------------------------------------
Short Term Bond Fund                                            17
--------------------------------------------------------------------------------
U.S. Government Bond Fund                                       18
--------------------------------------------------------------------------------
Municipal Bond Fund                                             19
--------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                                20
--------------------------------------------------------------------------------
Ohio Municipal Bond Fund                                        21
--------------------------------------------------------------------------------
Michigan Municipal Bond Fund                                    22
--------------------------------------------------------------------------------
Prime Money Market Fund                                         23
--------------------------------------------------------------------------------
Government Money Market Fund                                    24
--------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                            25
--------------------------------------------------------------------------------
Municipal Money Market Fund                                     26
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                 27
--------------------------------------------------------------------------------

Additional Information About the Funds' Investments

INSTRUMENT                                                                                   FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a company                 1-9, 11-14, 16        Market
held by a U.S. bank that issues a receipt evidencing ownership.                                               Political
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company receivables, home equity          2, 5, 12, 15-17,     Pre-Payment
loans, truck and auto loans, leases, credit card receivables and other securities backed       19-26            Market
by other types of receivables or other assets.                                                                  Credit
                                                                                                             Interest Rate
                                                                                                              Regulatory
                                                                                                               Liquidity
------------------------------------------------------------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a              1-27             Credit
commercial bank. Maturities are generally six months or less.                                                   Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
Bear Funds: A Fund intended to increase/decrease in value inversely to the stock                14             Inverse
or equity index to which it relates.                                                                            Market
                                                                                                               Leverage
                                                                                                               Liquidity
------------------------------------------------------------------------------------------------------------------------------------
Bonds: Interest-bearing or discounted securities that obligate the issuer to pay the           1-27             Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Political
------------------------------------------------------------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the right to buy, and obligates     1-6, 8, 10, 13-19,    Management
the seller of the option to sell, a security at a specified price. A put option gives the      22-27           Liquidity
buyer the right to sell, and obligates the seller of the option to buy                                          Credit
a security at a specified price.                                                                                Market
                                                                                                               Leverage
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated maturity.                     1-10, 12-26          Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
Closed-End Funds: Funds traded on an exchange, which are not redeemable                       10, 14            Market
on a continuous basis.                                                                                         Liquidity
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations: Mortgage-backed bonds that separate                   5, 15-23, 25       Pre-Payment
mortgage pools into different maturity classes.                                                                Interest
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term promissory notes issued                     1-27             Credit
by corporations and other entities. Maturities generally vary from a few                                       Liquidity
days to nine months.                                                                                            Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.                                               1-12, 14          Market
------------------------------------------------------------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that convert to common stock.             2-12, 14-18,         Market
                                                                                              20, 21            Credit
------------------------------------------------------------------------------------------------------------------------------------
Derivatives: Instruments whose value is derived from an underlying contract,                1-6, 8, 10,       Management
index or security, or any combination thereof, including futures, options                  13-19, 22-27         Market
(e.g., put and calls), options on futures, and some mortgage-backed securities.                                 Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
Foreign Currency Transactions: Foreign currency transactions include forward                    14        Foreign Investment
foreign currency exchange contracts, foreign currency options, and foreign                                      Market
currency futures transactions.                                                                                 Political
------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

INSTRUMENT                                                                                   FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
Foreign Securities: Stocks issued by foreign companies, as well as commercial               2-5, 9, 12,         Market
paper of foreign issuers and obligations of foreign banks, overseas branches of           13, 14, 20, 23       Political
U.S. banks and supranational entities.                                                                         Liquidity
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
Forward Commitments: A purchase of, or contract to purchase, securities at                1, 3, 4, 14-27       Leverage
a fixed price for delivery at a future date.                                                                   Liquidity
------------------------------------------------------------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the future sale and                  1-5, 12, 13,       Management
purchase of a specified amount of a specified security, class of securities, or an             15-22            Market
index at a specified time in the future and at a specified price.                                               Credit
                                                                                                               Liquidity
                                                                                                               Leverage
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Investment Contracts: Contract between a fund and an insurance                17, 19-22, 24-26       Credit
company that guarantees a specific rate of return on the invested capital over the life of the contract.
------------------------------------------------------------------------------------------------------------------------------------
High-Yield/High-Risk/Debt Securities: High-yield/high-risk/debt securities are             6, 8, 10, 14         Credit
securities that are rated below investment grade by the primary rating agencies                                 Market
(e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's).                                           Liquidity
These securities are considered speculative and involve greater risk of loss than                            Interest Rate
investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."
------------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities: Securities which may be difficult to sell at an acceptable price.         1-27            Liquidity
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------------
Index-Based Securities: Index-based securities entitle a holder to receive                     1-14             Market
proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses. Examples of index-based securities include Standard & Poor's
Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500
Index(R). iShares are also index-based securities and are index funds that trade like shares. Each share represents a portfolio of stocks designed to closely track one specific index.
------------------------------------------------------------------------------------------------------------------------------------
Investment Company Securities: Shares of investment companies. These                            1-27            Market
investment companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a
Fund or any of their affiliates serves as investment advisor, administrator or distributor.
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bonds: Interest-bearing or discounted government or                            1-27            Market
corporate securities that obligate the issuer to pay the bondholder a specified                                 Credit
sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
------------------------------------------------------------------------------------------------------------------------------------
Leveraged Funds: Funds that utilize leverage in an attempt to maximize gains.                   14              Market
                                                                                                               Leverage
------------------------------------------------------------------------------------------------------------------------------------
Loan Participations: A loan participation note represents participation in a corporate         15-26            Credit
loan of a commercial bank with a remaining maturity of one year or less.                                       Liquidity
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

INSTRUMENT                                                                                   FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
Money Market Instruments: Investment-grade, U.S. dollar denominated debt                       1-27             Market
securities that have remaining maturities of one year or less. These securities may                             Credit
include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real estate loans and            2, 5, 12, 15-23,     Pre-Payment
pools of loans. These include collateralized mortgage obligations and real estate             25, 26            Market
mortgage investment conduits.                                                                                   Credit
                                                                                                              Regulatory
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Dollar Rolls: Transactions in which a Fund sells securities and                   15-22, 25, 26        Market
simultaneously contracts with the same counterparty to repurchase similar                                     Regulatory
but not identical securities on a specified future date.                                                      Pre-Payment
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or political subdivision to obtain          15-27            Market
funds for various public purposes. Municipal securities include (a) governmental lease                          Credit
certificates of participation issued by state or municipal authorities where payment                           Political
is secured by installment payments for equipment, buildings, or other facilities being                            Tax
leased by the state or municipality; (b) government lease certificates purchased by                           Regulatory
the Fund will not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f)
bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (h)
general obligation bonds.
------------------------------------------------------------------------------------------------------------------------------------
Participation Interests: Interests in bank loans made to corporations.                    1, 3, 4, 15-26     Interest Rate
                                                                                                                Credit
                                                                                                               Liquidity
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks: Preferred stocks are equity securities that generally pay                  3, 5, 11,           Market
dividends at a specified rate and have preference over common stock in the payment            13, 14
of dividends and liquidation. Preferred stock generally does not carry voting rights.
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs): Pooled investment vehicles investing primarily        1-22, 26           Credit
in income producing real estate or real estate loans or interest.                                            Interest Rate
                                                                                                               Liquidity
                                                                                                              Management
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the simultaneous commitment              1-27             Market
to return the security to the seller at an agreed upon price on an agreed upon date.                           Leverage
This is treated as a loan.
------------------------------------------------------------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the Securities Act of 1933,             1-27            Liquidity
such as privately placed commercial paper and Rule 144A securities.                                             Market
------------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and the simultaneous                     1-27             Market
commitment to buy the security back at an agreed upon price on an agreed upon                                  Leverage
date. This is treated as a borrowing by a Fund.
------------------------------------------------------------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the Fund's total assets. In return         1-26             Market
the Fund will receive cash, other securities, and/or letters of credit.                                        Leverage
                                                                                                               Liquidity
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Trading: The sale of a security soon after its purchase. A portfolio             2, 3, 5-22           Market
engaging in such trading will have higher turnover and transaction expenses.
------------------------------------------------------------------------------------------------------------------------------------
Small and Micro Cap Equities: Equity securities of companies with market                  1, 3, 5-8, 14          Market
capitalization within or lower than those included in the S&P Small Cap 600                                    Liquidity
Index (whose market capitalization range is generally between $23 million and $2.6 billion).
------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

INSTRUMENT                                                                                   FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
Stand-by Commitments: Contract where a dealer agrees to purchase at a                          19-26            Market
Fund's option a specified municipal obligation at its amortized cost value to the
Fund plus accrued interest.
------------------------------------------------------------------------------------------------------------------------------------
Stock-Index Options: A security that combines features of options with securities          1-3, 5, 7, 8       Management
trading using composite stock indices.                                                         11-14            Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                               Leverage
------------------------------------------------------------------------------------------------------------------------------------
Stripped Obligations: U.S. Treasury Obligations and their unmatured interest                   15-27         Interest Rate
coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in exchange for the                    1-27            Liquidity
deposit of funds.                                                                                               Credit
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by agencies and                           1-27          Interest Rate
instrumentalities of the U.S. Government. These include Fannie Mae, and                                         Credit
Freddie Mac.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, Ginnie Maes, separately traded                 1-27          Interest Rate
registered interest and principal securities, and coupons under bank entry safekeeping.
------------------------------------------------------------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with interest rates which are         3, 5, 10, 15-27       Credit
reset daily, weekly, quarterly or some other period and which may be payable to                                Liquidity
the Fund on demand.                                                                                             Market
------------------------------------------------------------------------------------------------------------------------------------
Warrants: Securities, typically issued with preferred stock or bonds, that give the         1, 5, 7, 9,         Market
holder the right to buy a proportionate amount of common stock at a specified price.          13, 14            Credit
------------------------------------------------------------------------------------------------------------------------------------
When-Issued and Delayed Delivery Transactions: Purchase or contract to purchase                1-27             Market
securities at a fixed price for delivery at a future date. Under normal market                                 Leverage
conditions, when-issued purchases and forward commitments will not exceed                                      Liquidity
25% of the value of a Fund's total assets.                                                                      Credit
------------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds                  1, 3, 4, 7, 10        Market
issued by foreign corporations or governments. Sovereign bonds are those issued                19-26            Credit
by the government of a foreign country. Supranational bonds are those issued                                 Interest Rate
by supranational entities, such as the World Bank and European Investment                                      Political
Bank. Canadian bonds are those issued by Canadian provinces.                                              Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
Zero-Coupon Debt Obligations: Bonds and other debt obligations that pay no                     13-27            Credit
interest, but are issued at a discount from their value at maturity. When held to                               Market
maturity, their entire return equals the difference between their issue price and                            Interest Rate
their maturity value.
------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated Additional Information About the Funds' Investments debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Additional Information About the Funds' Investments

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Investment Policies of the Underlying Funds

The following is a brief description of the principal investment policies of the U.S. Treasury Money Market Fund, an Underlying Fund of the LifeModel Funds whose policies are not otherwise described in this Prospectus.

U.S. Treasury Money Market Fund

The Fund's fundamental investment objective is stability of principal and current income consistent with stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in securities.

Fund Management

Investment Advisor and Subadvisor

Fifth Third Asset Management, Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975. Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2003, Fifth Third Asset Management, Inc. had approximately $13.2 billion of assets under management in the Fifth Third Funds. As of September 30, 2003, MSIM, together with its affiliated institutional asset management companies, had approximately $393.6 billion of assets under management, including approximately $83.0 billion of assets held by mutual funds (including sub-advisory relationships).

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time prior approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

Fund Management

The management and subadvisory fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2003 are as follows:

                                                          As a percentage of
                                                          average net assets
--------------------------------------------------------------------------------
Small Cap Growth Fund                                            0.70%
--------------------------------------------------------------------------------
Mid Cap Growth Fund                                              0.80%
--------------------------------------------------------------------------------
Quality Growth Fund                                              0.80%
--------------------------------------------------------------------------------
Large Cap Core Fund                                              0.70%
--------------------------------------------------------------------------------
Equity Index Fund                                                0.25%
--------------------------------------------------------------------------------
Balanced Fund                                                    0.80%
--------------------------------------------------------------------------------
Micro Cap Value Fund                                             1.00%
--------------------------------------------------------------------------------
Small Cap Value Fund*                                            0.90%
--------------------------------------------------------------------------------
Multi Cap Value Fund                                             1.00%
--------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                                 0.80%
--------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)                                    0.03%
--------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)                         0.03%
--------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)                                      0.03%
--------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)                       0.03%
--------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)                                  0.03%
--------------------------------------------------------------------------------
Strategic Income Fund                                            1.00%
--------------------------------------------------------------------------------
Select Stock Fund                                                0.80%
--------------------------------------------------------------------------------
Technology Fund                                                  1.00%
--------------------------------------------------------------------------------
International Equity Fund*                                       1.00%
--------------------------------------------------------------------------------
Bond Fund                                                        0.60%
--------------------------------------------------------------------------------
Intermediate Bond Fund                                           0.55%
--------------------------------------------------------------------------------
Short Term Bond Fund                                             0.50%
--------------------------------------------------------------------------------
U.S. Government Bond Fund                                        0.44%
--------------------------------------------------------------------------------
Municipal Bond Fund                                              0.55%
--------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                                 0.55%
--------------------------------------------------------------------------------
Ohio Municipal Bond Fund                                         0.55%
--------------------------------------------------------------------------------
Michigan Municipal Bond Fund                                     0.45%
--------------------------------------------------------------------------------
Prime Money Market Fund                                          0.40%
--------------------------------------------------------------------------------
Government Money Market Fund                                     0.40%
--------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                             0.40%
--------------------------------------------------------------------------------
Municipal Money Market Fund                                      0.15%
--------------------------------------------------------------------------------

* The Advisor paid a portion of this fee to the Fund's subadvisor. At a meeting of the Board of Trustees on March 24, 2004, the Board determined to not continue the subadvisory agreement with Chartwell Investment Partners with respect to the Small Cap Value Fund and to allow such subadvisory agreement to automatically terminate on April 30, 2004.

Fund Management

Portfolio Managers

Fifth Third Asset Management, Inc.

Equity Funds

Denis J. Amato has been the portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund since August 2001, and the co-portfolio manager of the Fifth Third Disciplined Large Cap Value Fund since August 2002. Mr. Amato is currently the Director of Value Strategies and Senior Vice President of Fifth Third Asset Management, Inc. and Fifth Third Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000. He earned a BBA in economics and an MBA in finance from Case Western University. He has over 30 years investment experience and earned his CFA Designation in 1974. He is member and past president of The Cleveland Society of Security Analysts.

Scott A. Billeadeau has been the portfolio manager of the Fifth Third Mid Cap Growth Fund since June 2003. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the mid cap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

John L. Cassady III has been the co-portfolio manager for the Fifth Third Balanced Fund (fixed income portion) since April 2000. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology. He is currently a member of the West Michigan Chapter of the Investment Analysts Society of Chicago.

John F. Clancy has been the portfolio manager of the Fifth Third Small Cap Growth Fund since September 2002. Currently, he is a Vice President of Fifth Third Bank. Prior to becoming a portfolio manager of the Fund, Mr. Clancy spent almost five years as a Senior Portfolio Manager for Fifth Third's Investment Advisors Division, where he managed more than $400 million in personal and institutional assets. Prior to joining Fifth Third in 1998, he worked for two years as the Trust Investment Officer at North Side Bank & Trust Company and spent two years as a financial advisor at Prudential Securities, Inc. He earned his BS in International Affairs from the United States Air Force Academy and an MBA from the University of West Florida.

Steven E. Folker has been the portfolio manager of the Fifth Third Quality Growth Fund, and the co-portfolio manager of the Fifth Third Mid Cap Growth Fund since June, 1993 and the portfolio manager of the Fifth Third Select Stock Fund since April 2002. Currently, he is a Vice President and Director of Growth Equity Strategy for Fifth Third Asset Management, Inc. and is a Vice President of Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over 24 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an M.S.-Business in Finance, Investments & Banking from the University of Wisconsin.

Michael M. Hays has been the portfolio manager of the Fifth Third Small Cap Value Fund since February 2003. Mr. Hays is an Assistant Vice President and Senior Portfolio Manager for Fifth Third Asset Management, Inc. Previously, he served as a portfolio manager for individual and institutional clients with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. Mr. Hays has over 26 years of experience as a portfolio manager and equity research analyst. Before joining Maxus in 1998, he had held executive positions with independent investment advisors and regional brokerage firms. Mr. Hays has served as director of Equity Research for several firms and specializes in the research and selection of value-oriented equity securities. He received his BS in Business Administration from Illinois State University and an MBA in Finance from San Diego State University. Mr. Hays also holds the Chartered Financial Analyst designation and is a member of the Cleveland Society of Security Analysts.

Fund Management

Eric J. Holmes has been the co-portfolio manager for the Fifth Third Small Cap Value Fund since May 2004. Mr. Holmes is an Assistant Vice President and Senior Research Analyst of Fifth Third Asset Management, Inc., focusing on value equity products. Prior to joining Fifth Third in February 2003, Mr. Holmes accumulated over nine years of experience as an equity analyst for Manning & Napier Advisors and Victory Capital Management. Mr. Holmes received his undergraduate degree in Economics from the State University of New York at Geneseo and his MBA in finance from Rochester Institute of Technology. He earned the Chartered Financial Analyst designation in 1998 and is a member of the Cleveland Society of Security Analysts.

James R. Kirk has been the portfolio manager of the Fifth Third Disciplined Large Cap Value Fund since August 2002. He is currently a Vice President and Director of Disciplined Value Strategy for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he spent almost three years as the chief investment strategist and manager of a value equity fund for National City Investment Management Co., and then four years as the chief investment officer for National City Bank's Private Investment Advisors Group. Prior to his association with National City, Mr. Kirk was the President and Chief Investment Officer of Society Asset Management, a subsidiary of KeyCorp. Mr. Kirk earned a BA in Economics and an MBA from Case Western Reserve University and has also earned his Chartered Financial Analyst designation. He has accumulated over 31 years of investment experience in the capacities of portfolio manager, director of research, and chief investment officer. He is a member of the board of trustees of the Fairview/Lutheran Hospital Foundation. He is a member and past president of the Cleveland Society of Security Analysts.

Peter M. Klein has been the co-portfolio manager of the Fifth Third Multi Cap Value Fund since January 2003. Mr. Klein is a Vice President and Senior Portfolio Manager for Fifth Third Bank Investment Advisors. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. He has over 23 years of experience managing personal, corporate, endowment and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the Cleveland Society of Security Analysts and is a member of the Association for Investment Management and Research.

John P. Micklitsch has been the co-portfolio manager for the Fifth Third Micro Cap Value Fund since May 2004. Mr. Micklitsch is an Assistant Vice President and Senior Research Analyst for Fifth Third Asset Management. Prior to joining Fifth Third in January 2003, Mr. Micklitsch was an analyst and the Head Trader for Robert E. Torray & Co. Inc. in Bethesda, Maryland. He has more than nine years experience in the field. He received his undergraduate degree from Duke University and his MBA, with a concentration in finance, from Johns Hopkins University. He is a member of the Cleveland Society of Security Analysts.

Daniel C. Popowics has been the co-portfolio manager of the Fifth Third Balanced Fund (equity portion) since September 2002. He joined Fifth Third Bank in 1999 and is currently an Assistant Vice President and Equity Analyst with Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a manager with Fidelity investments and then spent four years as a financial analyst with CIGNA Insurance. Mr. Popowics earned the Chartered Financial Analyst designation in 2002. In addition to his Fund duties, Mr. Popowics covers the Consumer Staples and Health Care industries and manages personal trust and charitable accounts. Mr. Popowics is a graduate of Duke University and earned an MBA in Finance from Rensselaer Polytechnic Institute.

Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Quality Growth Fund since September 2002. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He earned his Chartered Financial Analyst designation in 1996 and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

James E. Russell has been the portfolio manager of the Fifth Third Balanced Fund (equity portion) since February 2002. Mr. Russell has been the Director of Equity Research and Growth Funds Management for three years and carries a moderate personal trust account load and oversees the Equity Research and Growth Funds management teams. Prior to overseeing the equity research department, he spent several years as a portfolio manager in Fifth Third's Personal Trust Department and an equity analyst covering the chemicals, capital goods, and financials sectors. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over 14 years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.

Daniel Skubiz has been the co-portfolio manager of the Fifth Third Small Cap Growth Fund since September 2000 and the Fifth Third Equity Index Fund and the Fifth Third Large Cap Core Fund since April 2004. Mr. Skubiz is an Assistant Vice President of the Advisor. From December 1997 through February 2000, he was a portfolio manager for Trade Street Investment Associates. Prior to joining Trade Street, he was an equity portfolio manager for Boatmen's Trust Company. He has nine years of investment experience and is a member of AIMR. He earned his BBA in finance and accounting from the University of Tulsa and his MBA from St. Louis University. Mr. Skubiz earned the CFA designation in 2002.

Fund Management

Mitchell L. Stapley has been the portfolio manager of the Fifth Third Balanced Fund (fixed income portion) since April 2000. For eleven years, Mr. Stapley has been a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company and has over fifteen years of total portfolio management experience. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

E. Keith Wirtz has been the co-portfolio manager of the Fifth Third Select Stock Fund since October 2003 and the Fifth Third Equity Index Fund and the Fifth Third Large Cap Core Fund since April 2004. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of LloydsTSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

STRATEGIC INCOME AND SPECIALTY FUNDS

David C. Eder has been the portfolio manager of the Fifth Third International Equity Fund since January 2002. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

Scott A. Billeadeau has been the co-portfolio manager of the Fifth Third Technology Fund since November 2003. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the mid cap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

Sunil M. Reddy has been the portfolio manager for the Fifth Third Technology Fund since June 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He earned his Chartered Financial Analyst designation in 1996 and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

John B. Schmitz has been the portfolio manager of the Fifth Third Strategic Income Fund since September 2002. Previously, John spent 8 years as the co-manager of the Fifth Third International Equity Fund and 5 years as manager of the Fifth Third Disciplined Large Cap Value Fund. He is a Vice President and Trust Officer of Fifth Third Bank and a Director of Strategic Income for Fifth Third Asset Management, Inc. Mr. Schmitz earned his Chartered Financial Analyst designation in 1992 and has more than 19 years of investment experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a BBA in Finance & Real Estate from the University of Cincinnati.

E. Keith Wirtz has been the co-portfolio manager of the Fifth Third International Equity Fund since November 2003. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of LloydsTSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

David L. Withrow has been the co-portfolio manager of the Fifth Third Strategic Income Fund since January 2002. He joined Fifth Third Bank's Investment Advisors Division in 1999 as a senior fixed income portfolio manager for actively managed institutional accounts. Prior to joining Fifth Third, he spent more than 10 years as a fixed income portfolio manager with Prime Capital Management. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr. Withrow earned his CFA designation in 1993. Mr. Withrow is a member of AIMR and the Cincinnati Society of Financial Analysts.

Fund Management

Asset Allocation Funds

John E. Augustine is the portfolio manager for the Fifth Third LifeModel Funds and is the Director of Investment Strategy for Fifth Third Bank's Investment Advisors Division. He joined Fifth Third Bank in 1998 as a Senior Portfolio Manager for both equity and fixed income clients. Previously, he spent four years with Star Bank as a portfolio manager, three years with Heritage Trust & Asset Management, and two years with IDS Financial Services. He is a member of the Fifth Third Asset Management Investment Committee and has been practicing portfolio management for over twelve years. He holds the professional designation of Chartered Financial Analyst. Mr. Augustine is a graduate of the Ohio State University and the Midwest Bankers Association Trust School. He is a former president and Board member for the Dayton Society of Financial Analysts; is on the University of Dayton--Flyer Investment Advisory Board and teaches investment management to the MBA candidates at the University of Dayton.

Bond Funds

James M. Bernard has been the portfolio manager of the Fifth Third Ohio Municipal Bond Fund since January 2001. Mr. Bernard is currently a Director of Fixed Income and Vice President and Senior Fixed Income Portfolio Manager of Fifth Third Asset Management, Inc. and Fifth Third Securities, Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000. Jim's experience in the investment industry spans nearly thirty years. Jim received his BSBA degree in Business Finance from Xavier University in Cincinnati and received his MBA from Ball State University. Jim is also a Chartered Financial Analyst.

John L. Cassady III has been the co-portfolio manager for the Fifth Third Intermediate Bond Fund, the Fifth Third Bond Fund, and the Fifth Third U.S. Government Bond Fund since November 1999. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology. He is currently a member of the West Michigan chapter of the Investment Analysts Society of Chicago.

John Hoeting has been the co-portfolio manager of the Fifth Third Short Term Bond Fund since April 2004. Mr. Hoeting joined Fifth Third Investment Advisors in 2000 and has 11 years of fixed income investment experience. Prior to joining Fifth Third Investment Advisors, John worked at two money management firms in both a research and portfolio management capacity. He received a BS in Finance from the University of Dayton in 1992 and earned his CFA designation in 1997. His primary responsibilities focus on the formation of short-term fixed income investment strategies and the management of taxable money market mutual funds. John is a member of AIMR and the Cincinnati Financial Analysts Society.

Michael J. Martin has been the portfolio manager for the Fifth Third Municipal Bond Fund and the Fifth Third Intermediate Municipal Bond Fund since November 1997; co-portfolio manager for the Fifth Third Michigan Municipal Bond Fund since January 1995; and for the Fifth Third Ohio Municipal Bond Fund since January 2001. Mr. Martin has over ten years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. Mr. Martin earned his Chartered Financial Analyst designation in 1993. He earned his BS in Geological Engineering with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.

Christian L. Rieddle, CFA, has been the co-portfolio manager of the Fifth Third Bond Fund, the Fifth Third Intermediate Bond Fund, and the Fifth Third U.S. Government Bond Fund since June 2003. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Fixed Income Portfolio Manager in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his CFA designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

Sarah M. Quirk has been the portfolio manager for the Fifth Third Michigan Municipal Bond Fund and co-portfolio manager for the Fifth Third Municipal Bond Fund and the Fifth Third Intermediate Municipal Bond Fund since May 1998. Ms. Quirk has over twenty years of investment experience. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in January 1998, Ms. Quirk managed a Michigan municipal money market fund and spent fifteen years in the municipal bond industry as a municipal bond trader. She earned her BS degree in finance in 1979 from Ball State University and her MBA from The University of Notre Dame in 1997.

Fund Management

Mitchell L. Stapley has been the portfolio manager of the Fifth Third Intermediate Bond Fund and the Fifth Third U.S. Government Bond Fund since November 1999; and the Fifth Third Bond Fund since March 1995; and the co-portfolio manager of the Fifth Third Short Term Bond Fund since November, 1996. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

David L. Withrow has been the co-portfolio manager of the Fifth Third Short Term Bond Fund since January 2002 and the Fifth Third Intermediate Bond Fund since April 2004. He joined Fifth Third Bank's Investment Advisors Division in 1999 as a senior fixed income portfolio manager for actively managed institutional accounts. Prior to joining Fifth Third, he spent over 10 years as a fixed income portfolio manager with Prime Capital Management. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr. Withrow earned his CFA designation in 1993. Mr. Withrow is a member of AIMR and the Cincinnati Society of Financial Analysts.

Morgan Stanley Investment Management Inc.

Ann Thivierge has served as co-portfolio manager for the Fifth Third International Equity Fund since 1995. She joined MSIM in 1986 and is a Managing Director. She has been a member of MSIM's asset allocation committee for eight years. She received a BA from James Madison College, Michigan State University in International Relations and received her MBA from New York University in Finance.

Shareholder Information

Purchasing And Selling Fund Shares

Pricing Money Market Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV), which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Municipal Money Market Fund and the Fifth Third Michigan Municipal Money Market Fund calculate their NAV at 12 noon. Fifth Third Government Money Market Fund calculates its NAV at 2 p.m. Fifth Third Prime Money Market Fund calculates its NAV at 4 p.m. All times are Eastern Time. Each Money Market Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Pricing Stock and Bond Fund Shares

The price of Fund shares is based on the Fund's NAV, which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Abusive Trading Practices

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

Purchasing And Adding To Your Shares

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All orders for the Stock Funds, the Asset Allocation Funds, or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV. All orders for the Money Market Funds must be received by the Funds, its transfer agent, or other servicing agent on the following schedule Eastern Time in order to receive that day's NAV: Fifth Third Municipal Money Market Fund and Fifth Third Michigan Municipal Money Market Fund -- 12 noon; Fifth Third Government Money Market Fund -- 2 p.m.; and Fifth Third Prime Money Market Fund -- 4 p.m.

You may purchase Class A, B, and C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares ("Dealers"). In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

Shareholder Information

Shareholder Contact Information

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.

For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative at your financial institution.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

o     minimum investment requirements

o     exchange policies

o     cutoff time for investments

o     redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts

The minimum initial investment in Class A shares, Class B shares, or Class C shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The maximum investment is $100,000 for total purchases of Class B shares by a shareholder.

Shareholder Information

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial investment.

Systematic Investment Program

You may make monthly systematic investments in Class A, B, or C shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the following day the Funds are open for business.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time

Shareholder Information

designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

Postponement of Redemption Payments

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

Redemption In Kind

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Exchanging Your Shares

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

If exchanging shares through Fifth Third Securities, Inc. or your financial institution, ask them for exchange procedures or call 1-800-282-5706.

Notes on exchanges

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shareholder Information

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.+

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

+ Fifth Third has agreed to waive the sales load for former Kent Fund shareholders.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Automatic Exchange Program--Prime Money Market Fund's Class B shares only

You can use the Funds' Automatic Exchange feature to purchase Class B shares of the Funds at regular intervals through regular, automatic redemptions from your Fifth Third Fund account. Shareholders investing directly in Class B shares of the Fund, as opposed to Shareholders obtaining Class B shares of the Fund upon exchange of Class B shares of any of the other Funds will be requested to participate in the Automatic Exchange Program and to set the time and amount of their regular, automatic withdrawal in such a way that all of the Class B shares have been withdrawn from the Fund within two years of purchase. To participate in the Automatic Exchange Program invest a minimum of $10,000 in the Fund and $1,000 in the Fund whose shares you are buying. To add the Automatic Exchange Program to your account or to change or terminate the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

Distribution Arrangements/Sales Charges for Stock, Bond and Money Market Funds

Class A shares, Class B shares, and Class C shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you. When purchasing shares, you must specify which Class of shares you wish to purchase.

                                                Class A                      Class B                         Class C
------------------------------------------------------------------------------------------------------------------------------------
Charge (Load)                            Front-end sales charge      No front-end sales charge.       No front-end sales
                                         (not applicable to money    A contingent deferred sales      charge. A contingent
                                         market funds); reduced      charge (CDSC) will be            deferred sales charge
                                         sales charges available.    imposed on shares redeemed       (CDSC) will be imposed
                                                                     within 6 years after purchase.   on shares redeemed
                                                                                                      within 12 months after
                                                                                                      purchase.
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee         Subject to annual           Subject to annual                Subject to annual
                                         distribution and            distribution and shareholder     distribution and shareholder
                                         shareholder servicing       servicing fees of up to 1.00%    servicing fees of up to 0.75%
                                         fees of up to 0.25%         of the Fund's assets.            of the Fund's assets.
                                         of the Fund's assets.                                        (Also subject to a non-12b-1
                                                                                                      fee for shareholder servicing
                                                                                                      of up to 0.25% of the
                                                                                                      Fund's assets.)
------------------------------------------------------------------------------------------------------------------------------------
Fund Expenses                            Lower annual expenses       Higher annual expenses           Higher annual expenses
                                         than Class B and C shares.  than Class A shares.             than Class A shares.
------------------------------------------------------------------------------------------------------------------------------------
Conversion                                None                       Converts to Class A              None
                                                                     shares after 8 years.
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Information

Fifth Third Funds (the "Trust") offers shares of certain classes of the following Funds:

Fund                                                Class A            Class B               Class C
---------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                                  X                  X                     X
---------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                    X                  X                     X
---------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                    X                  X                     X
---------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                                    X                  X                     X
---------------------------------------------------------------------------------------------------------------
Equity Index Fund                                      X                  X                     X
---------------------------------------------------------------------------------------------------------------
Balanced Fund                                          X                  X                     X
---------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                                   *                  *                     *
---------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                   X                  X                     X
---------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                   X                  X                     X
---------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                       X                  X                     X
---------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)                          X                  X                     X
---------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)               X                  X                     X
---------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)                            X                  X                     X
---------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)             X                  X                     X
---------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)                        X                  X                     X
---------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                  X                  X                     X
---------------------------------------------------------------------------------------------------------------
Select Stock Fund                                      X                  X                     X
---------------------------------------------------------------------------------------------------------------
Technology Fund                                        X                  X                     X
---------------------------------------------------------------------------------------------------------------
International Equity Fund                              X                  X                     X
---------------------------------------------------------------------------------------------------------------
Bond Fund                                              X                  X                     X
---------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                                 X                 **                     X
---------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                                   X                                        X
---------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                              X                                        X
---------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                                    X                  X                     X
---------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                       X                 **                     X
---------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                               X                  X                     X
---------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                           X                  X                     X
---------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                                X                  X                     X
---------------------------------------------------------------------------------------------------------------
Government Money Market Fund                           X
---------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                   X
---------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                            X
---------------------------------------------------------------------------------------------------------------

* These shares currently are not available to the public, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries.

** Effective January 30, 2004, Class B shares were closed for purchases to all investors with no exceptions. Effective April 12, 2004, shareholders of Class B shares of any Fifth Third Fund are no longer permitted to exchange such shares for Class B shares of the Fifth Third Intermediate Bond Fund or the Fifth Third Intermediate Municipal Bond Fund.

Shareholder Information

Calculation of Sales Charges
Class A Shares

Class A shares are sold at their public offering price. This price includes the initial sales charge (except the Money Market Funds, which do not impose a sales charge.) Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                           Equity Funds                 Selected Bond Funds(3)             Other Bond Funds
------------------------------------------------------------------------------------------------------------------------------------
                                     Sales                            Sales                          Sales
                                    Charge                           Charge                         Charge
                                     as a      Charge                 as a      Charge                as a       Charge
                                     % of      as a %     Dealer      % of      as a %     Dealer     % of       as a %     Dealer
                                   Offering    of Your   Reallow-   Offering    of Your   Reallow-  Offering     of Your   Reallow-
                                     Price   Investment    ance       Price   Investment    ance      Price    Investment    ance
-----------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                   5.00%       5.26%      4.50%      3.50%      3.63%      3.00%     4.75%       4.99%      4.25%
-----------------------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000      4.50%       4.71%      4.00%      3.00%      3.09%      2.60%     4.25%       4.44%      3.75%
------------------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000     3.50%       3.63%      3.00%      2.50%      2.56%      2.10%     3.50%       3.63%      3.00%
------------------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000     2.50%       2.56%      2.10%      2.00%      2.04%      1.70%     2.50%       2.56%      2.10%
------------------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000   2.00%       2.04%      1.70%      1.50%      1.52%      1.25%     2.00%       2.04%      1.70%
------------------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more(1)               0.00%       0.00%        --(2)    0.00%      0.00%        --(2)   0.00%       0.00%        --(2)
------------------------------------------------------------------------------------------------------------------------------------

----------
(1) If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares are not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

(2) With respect to dealer reallowance amounts applicable to purchases of $1,000,000 or more, such amounts differ for certain funds as detailed in the statement of additional information under the section entitled, "Payments to Dealers." Please refer to the statement of additional information for the specific details.

(3) "Selected Bond Funds" includes the Short Term Bond Fund, Intermediate Bond Fund and Intermediate Municipal Bond Fund.

Sales Charge Reductions

The Funds offer reduced Class A sales charges under certain circumstances as defined below. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the greater of current market value or amount purchased of any Class A, Class B or Class C shares of any Fifth Third Fund (except Class A shares of the Money Market Funds) held in your account or accounts listed under "Combination Privilege" below. As an investor, it is your responsibility to disclose to your investment representative all of your mutual fund holdings to ensure that you receive all the sales charge reductions to which you are entitled.

      o Letter of Intent. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

      o Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

      o Combination Privilege. Combine accounts of multiple funds (excluding Class A shares of the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Shareholder Information

Class B Shares

Class B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you send to the Funds is used to purchase Fund shares. If you sell your Class B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class B shares are subject to the following CDSC schedule:

                                                     % of NAV (at time of purchase or sale
   Year of Redemption After Purchase                  if lower) deducted from proceeds
---------------------------------------------------------------------------------------------
During the first year                                                  5%
---------------------------------------------------------------------------------------------
During the second year                                                 4%
---------------------------------------------------------------------------------------------
During the third or fourth years                                       3%
---------------------------------------------------------------------------------------------
During the fifth year                                                  2%
---------------------------------------------------------------------------------------------
During the sixth year                                                  1%
---------------------------------------------------------------------------------------------
During the seventh or eight years                                      0%
---------------------------------------------------------------------------------------------

Class C Shares

Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Sales Charge Waivers
Class A Shares

The following transactions qualify for waivers of sales charges that apply to Class A shares:

      o Shares purchased through asset-based fee investment products or managed accounts.

      o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund.

      o Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

      o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Advisor and its affiliates and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

      o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

      o Distributions from Qualified Retirement Plans. There also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.

      o     Shares purchased by former Kent Fund Investment Class shareholders.

Shareholder Information

      o Shares purchased by Trust Companies, Retirement Plan Record-Keeping Firms, or similar organizations that purchase on behalf of their clients from a Fund through an omnibus account.

      o Shares purchased with certain proceeds from redemptions of unaffiliated mutual fund shares. See details below in Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares.

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

      o Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

      o Redemptions from accounts following the death or disability of the shareholder.

      o Investors who purchased through a participant directed defined benefit plan.

      o     Returns of excess contributions to certain retirement plans.

      o Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

      o Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

      o Shares issued for sweep accounts where a sales commission was not paid at the time of purchase. In this case the maximum purchase amount is waived also.

Class C Shares

The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive their customary sales commission.

Reinstatement Privilege

If you have sold Class A shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares

An investor may purchase Class A shares of the Trust at net asset value (i.e., without a sales charge) with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund ("Eligible Unaffiliated Shares") if the purchase or redemption of Eligible Unaffiliated Shares and the purchase of Class A shares of the Trust are made through the same financial institution, and Eligible Unaffiliated Shares were purchased or redeemed subject to a sales charge. Such purchase at net asset value may be made regardless of the period during which the Eligible Unaffiliated Shares were held. In all cases, the purchase must be made within 60 days of the redemption of the Eligible Unaffiliated Shares, and the Trust must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made.

Distribution/Service (12b-1) Fees for All Funds

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services.

In particular, for Class B and Class C shares, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

The 12b-1 fees vary by share class as follows:

      o Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund which the Distributor may use for shareholder servicing and distribution.

      o Class B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

Shareholder Information

      o Class C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund which the Distributor may use for distribution. This will cause expenses for Class C shares to be higher and dividends to be lower than for Class A shares. The higher 12b-1 fee on Class C shares, together with the CDSC, help the Distributor sell Class C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Please note that Class C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time Class B and Class C shareholders could end up paying more for these shares than if such shareholders would have purchased Class A shares and paid a front-end sales charge.

Conversion to Class A Shares

Class B shares convert automatically to Class A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

Dealer Compensation and Incentives

The Distributor pays Dealers selling Class A shares a one-time concession at the time of sale ("Concession") equal to the "Dealer Reallowance" set forth in the sales load schedule under "Calculation of Sales Charges - Class A Shares." Additionally, dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of the Class A shares owned by their customers as compensation for servicing such shareholders' accounts. The Distributor may pay Dealers a finders fee on purchases of Class A shares exceeding $1,000,000, as described in the Statement of Additional Information.

The Distributor pays Dealers selling Class B shares a Concession equal to 4% of the purchase amount. Additionally, dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of the Class B shares owned by their customers as compensation for servicing such shareholders' accounts.

The Distributor pays Dealers selling Class C shares a Concession equal to 1% of the purchase amount. Additionally, during the first 18 months following each sale, dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of such Class C shares for servicing such shareholders' accounts. Thereafter, dealers receive quarterly ongoing compensation of 1.00% per year of such Class C shares (0.25% per year for servicing the shareholder accounts, and 0.75% per year as additional reallowance or concession).

With respect to Class A, Class B and Class C shares, no Concession is paid on shares issued in connection with reinvestments of dividends and capital gains distributions.

In addition, the Distributor and the Advisor or their affiliates, in their sole discretion and out of their own assets, may pay additional amounts to Dealers in connection with the marketing and sale of Fund shares.

Dividends And Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B shares or Class C shares, because Class A shares have lower operating expenses than Class B shares or Class C shares.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly by the following Funds:
Fifth Third Strategic Income Fund, Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund.

Dividends, if any, are declared and paid monthly by the following Funds: Fifth Third Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Intermediate Municipal Bond, Fifth Third Intermediate Bond Fund.

Shareholder Information

Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Quality Growth Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third Select Stock Fund, Fifth Third Technology Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Core Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Balanced Fund, Fifth Third LifeModel Conservative Fund(SM), Fifth Third LifeModel Moderately Conservative Fund(SM), Fifth Third LifeModel Moderate Fund(SM), Fifth Third LifeModel Moderately Aggressive Fund(SM), and Fifth Third LifeModel Aggressive Fund(SM).

Dividends, if any, are declared and paid annually by the following Funds: Fifth Third Small Cap Value Fund, Fifth Third Small Cap Growth Fund and Fifth Third International Equity Fund.

Capital gains, if any, are distributed at least annually.

As discussed in detail in the Statement of Additional Information, if a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

Expenses

The expenses for investing in funds of funds, like the LifeModel Funds(SM), are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a fund of funds indirectly pay a portion of the fees and expenses charged at the underlying fund level. To lessen the impact of expenses incurred at the underlying fund level, the LifeModel Funds(SM) invest in Institutional shares of the underlying funds, which are not subject to any sales charge or distribution/service (12b-1) fees.

Taxation

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). The use of a fund of funds structure could affect the amount, timing, and character of distributions to shareholders. See the Statement of Additional Information for further details.

Foreign Investments

Fifth Third International Equity Fund invests in foreign securities. Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Shareholder Information

Fifth Third International Equity Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Additional Tax Information for Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund ("Municipal Securities Funds").

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent a Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Distributions, if any, derived from net capital gains will generally be taxable to shareholders as capital gains. The Municipal Securities Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Dividends from Fifth Third Ohio Municipal Bond Fund representing interest on obligations held by that Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations") are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such dividends from that Fund for purposes of the Ohio franchise tax net income base.

Distributions with respect to shares of the Fifth Third Ohio Municipal Bond Fund properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

Shareholder Information

Although the Fund distributions described above attributable to interest on, and any profit from the sale, exchange or other disposition of, Ohio Obligations are excludable from the net income base of the Ohio corporation franchise tax, the value of all Fund shares must be included in the net worth based on the Ohio corporation franchise tax.

This discussion of Ohio taxes assumes that the Fifth Third Ohio Municipal Bond Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Because the Fifth Third Michigan Municipal Money Market Fund and the Michigan Municipal Bond Fund intend to invest substantially all of their assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for Class A and Class B shares of the Fifth Third Strategic Income Fund are not presented because these shares are newly offered and do not have a financial history. The information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent auditors. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

Fifth Third Funds
Financial Highlights

(For a share of beneficial interest outstanding throughout each year)

                                                                 Change in Net Assets                          Less Dividends and
                                                               Resulting from Operations                       Distributions from
                                                             -----------------------------                   ----------------------
                                                                            Net Realized
                                                                                 and
                                                                              Unrealized      Change in
                                                Net Asset                   Gains/(Losses)   Net Assets
                                                 Value,          Net            from          Resulting         Net          Net
                                                Beginning     Investment      Investment         from        Investment    Realized
                                                of Period    Income/(Loss)   Transactions     Operations       Income       Gains
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class A Shares
Year ended 12/31/98                               $18.33         (0.01)         (1.08)           (1.09)          --         (1.85)
Year ended 12/31/99                               $15.39         (0.02)          4.15             4.13           --         (0.33)
Year ended 12/31/00                               $19.19            --          (0.13)           (0.13)          --         (0.19)
1/01/01 to 7/31/01(c)                             $18.87         (0.04)         (1.06)           (1.10)          --         (0.06)
Year ended 7/31/02                                $17.71         (0.07)         (3.56)           (3.63)          --         (0.56)
Year ended 7/31/03                                $13.52         (0.06)          2.19             2.13           --            --
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class B Shares
10/29/01(d) to 7/31/02                            $16.54         (0.05)         (2.34)           (2.39)          --         (0.56)
Year ended 7/31/03                                $13.59         (0.14)          2.16             2.02           --            --
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class C Shares
10/29/01(d) to 7/31/02                            $16.54         (0.11)         (2.28)           (2.39)          --         (0.56)
Year ended 7/31/03                                $13.59         (0.14)          2.17             2.03           --            --
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class A Shares
Year ended 7/31/99                                $16.19         (0.10)          1.17             1.07           --         (1.44)
Year ended 7/31/00                                $15.82         (0.08)          4.60             4.52           --         (1.18)
Year ended 7/31/01                                $19.16            --          (1.73)           (1.73)          --         (2.49)
Year ended 7/31/02                                $14.94         (0.09)         (4.27)           (4.36)          --         (0.47)
Year ended 7/31/03                                $10.11         (0.09)          1.80             1.71           --            --
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class B Shares
10/11/00(d) to 7/31/01                            $17.91            --          (0.56)           (0.56)          --         (2.49)
Year ended 7/31/02                                $14.86         (0.14)         (4.27)           (4.41)          --         (0.47)
Year ended 7/31/03                                $ 9.98         (0.17)(delta)   1.78             1.61           --            --
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class C Shares
Year ended 7/31/99                                $15.98         (0.18)          1.16             0.98           --         (1.44)
Year ended 7/31/00                                $15.52         (0.16)          4.47             4.31           --         (1.18)
Year ended 7/31/01                                $18.65            --          (1.80)           (1.80)          --         (2.49)
Year ended 7/31/02                                $14.36         (0.18)         (4.08)           (4.26)          --         (0.47)
Year ended 7/31/03                                $ 9.63         (0.16)(delta)   1.70             1.54           --            --
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class A Shares
Year ended 7/31/99                                $20.26         (0.06)          5.06             5.00           --         (1.95)
Year ended 7/31/00                                $23.31         (0.07)          4.05             3.98           --         (1.17)
Year ended 7/31/01                                $26.12            --          (4.88)           (4.88)          --         (2.91)
Year ended 7/31/02                                $18.33         (0.08)         (4.89)           (4.97)          --         (0.59)
Year ended 7/31/03                                $12.77         (0.02)          1.29             1.27           --            --
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class B Shares
10/11/00(d) to 7/31/01                            $24.17            --          (3.03)           (3.03)          --         (2.91)
Year ended 7/31/02                                $18.23         (0.16)         (4.88)           (5.04)          --         (0.59)
Year ended 7/31/03                                $12.60         (0.12)          1.27             1.15           --            --
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class C Shares
Year ended 7/31/99                                $20.10         (0.18)          5.00             4.82           --         (1.95)
Year ended 7/31/00                                $22.97         (0.19)          3.98             3.79           --         (1.17)
Year ended 7/31/01                                $25.59            --          (4.90)           (4.90)          --         (2.91)
Year ended 7/31/02                                $17.78         (0.20)         (4.71)           (4.91)          --         (0.59)
Year ended 7/31/03                                $12.28         (0.11)          1.23             1.12           --            --
------------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights

           (For a share of beneficial interest outstanding throughout each year)

                                                                                        Ratios/Supplemental Data
                                                                            -------------------------------------------------------
                                                                                                               Ratios of
                                                                                     Ratios of                  Expenses
                                        Total      Net          Total        Net     Expenses   Ratios of Net      to
                                       Dividends   Asset       Return       Assets,     to       Investment     Average
                                          and     Value,      (excludes     End of    Average   Income/(Loss)      Net    Portfolio
                                       Distribu-  End of        sales       Period      Net       to Average     Assets   Turnover
                                         tions    Period       charge)      (000's)    Assets     Net Assets       (a)    Rate (b)
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class A Shares
Year ended 12/31/98                      (1.85)  $  15.39       (6.40%)    $ 23,455     1.19%       (0.07%)       1.20%      41%
Year ended 12/31/99                      (0.33)  $  19.19       27.73%     $ 26,282     1.19%       (0.11%)       1.20%      19%
Year ended 12/31/00                      (0.19)  $  18.87       (0.59%)    $ 25,231     1.16%       (0.36%)       1.17%      28%
1/01/01 to 7/31/01(c)                    (0.06)  $  17.71       (5.85%)*   $ 21,481     1.18%**     (0.41%)**     1.18%**    13%
Year ended 7/31/02                       (0.56)  $  13.52      (21.15%)    $ 16,468     1.18%       (0.46%)       1.21%      25%
Year ended 7/31/03                          --   $  15.65       15.75%     $ 16,471     1.19%       (0.42%)       1.23%      63%
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class B Shares
10/29/01(d) to 7/31/02                   (0.56)  $  13.59      (13.01%)*   $    872     1.93%**     (1.25%)**     1.98%**    25%
Year ended 7/31/03                          --   $  15.61       14.86%     $  1,407     1.94%       (1.17%)       1.98%      63%
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class C Shares
10/29/01(d) to 7/31/02                   (0.56)  $  13.59      (13.01%)*   $    346     1.93%**     (1.26%)**     1.97%**    25%
Year ended 7/31/03                          --   $  15.62       14.94%     $    436     1.93%       (1.16%)       1.98%      63%
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class A Shares
Year ended 7/31/99                       (1.44)  $  15.82        7.29%     $ 27,966     1.28%       (0.59%)       1.39%      49%
Year ended 7/31/00                       (1.18)  $  19.16       30.22%     $ 36,430     1.24%       (0.51%)       1.29%      42%
Year ended 7/31/01                       (2.49)  $  14.94      (10.18%)    $ 41,278     1.28%       (0.49%)       1.32%      26%
Year ended 7/31/02                       (0.47)  $  10.11      (30.21%)    $ 30,165     1.36%       (0.74%)       1.39%      27%
Year ended 7/31/03                          --   $  11.82       17.03%     $ 35,504     1.35%       (0.89%)       1.35%      25%
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class B Shares
10/11/00(d) to 7/31/01                   (2.49)  $  14.86       (4.46%)*   $  3,757     2.05%**     (1.24%)**     2.09%**    26%
Year ended 7/31/02                       (0.47)  $   9.98      (30.65%)    $  5,008     2.12%       (1.51%)       2.15%      27%
Year ended 7/31/03                          --   $  11.59       16.13%     $  5,846     2.10%       (1.64%)       2.10%      25%
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class C Shares
Year ended 7/31/99                       (1.44)  $  15.52        6.79%     $    794     1.85%       (1.07%)       2.17%      49%
Year ended 7/31/00                       (1.18)  $  18.65       29.48%     $    979     1.74%       (1.01%)       2.04%      42%
Year ended 7/31/01                       (2.49)  $  14.36      (10.95%)    $  1,410     1.99%       (1.20%)       2.15%      26%
Year ended 7/31/02                       (0.47)  $   9.63      (30.67%)    $  1,061     2.12%       (1.49%)       2.14%      27%
Year ended 7/31/03                          --   $  11.17       15.99%     $  1,525     2.10%       (1.64%)       2.10%      25%
-----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class A Shares
Year ended 7/31/99                       (1.95)  $  23.31       26.48%     $116,963     1.21%       (0.29%)       1.29%      34%
Year ended 7/31/00                       (1.17)  $  26.12       17.60%     $208,342     1.25%       (0.35%)       1.28%      21%
Year ended 7/31/01                       (2.91)  $  18.33      (20.16%)    $340,596     1.28%       (0.46%)       1.28%      20%
Year ended 7/31/02                       (0.59)  $  12.77      (28.08%)    $221,972     1.34%       (0.49%)       1.34%      20%
Year ended 7/31/03                          --   $  14.04        9.95%     $211,221     1.33%       (0.19%)       1.33%      19%
-----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class B Shares
10/11/00(d) to 7/31/01                   (2.91)  $  18.23      (24.58%)*   $ 14,531     2.05%**     (1.22%)**     2.05%**    20%
Year ended 7/31/02                       (0.59)  $  12.60      (28.63%)    $ 19,678     2.10%       (1.25%)       2.10%      20%
Year ended 7/31/03                          --   $  13.75        9.13%     $ 20,700     2.08%       (0.94%)       2.08%      19%
-----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class C Shares
Year ended 7/31/99                       (1.95)  $  22.97       25.76%     $  9,775     1.80%       (0.89%)       2.10%      34%
Year ended 7/31/00                       (1.17)  $  25.59       17.01%     $ 13,791     2.00%       (0.85%)       2.28%      21%
Year ended 7/31/01                       (2.91)  $  17.78      (20.71%)    $ 11,687     1.98%       (1.17%)       2.11%      20%
Year ended 7/31/02                       (0.59)  $  12.28      (28.62%)    $  8,044     2.09%       (1.24%)       2.09%      20%
Year ended 7/31/03                          --   $  13.40        9.12%     $  8,380     2.08%       (0.94%)       2.08%      19%
-----------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights

(For a share of beneficial interest outstanding throughout each year)

                                                                 Change in Net Assets                          Less Dividends and
                                                               Resulting from Operations                       Distributions from
                                                             -----------------------------                   ----------------------
                                                                            Net Realized
                                                                                 and
                                                                              Unrealized      Change in
                                                Net Asset                   Gains/(Losses)   Net Assets
                                                 Value,          Net            from          Resulting         Net          Net
                                                Beginning     Investment      Investment         from        Investment    Realized
                                                of Period    Income/(Loss)   Transactions     Operations       Income       Gains
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class A Shares
Year ended 12/31/98                               $15.44          0.08           4.00            4.08          (0.10)       (1.54)
Year ended 12/31/99                               $17.88          0.07           3.18            3.25          (0.07)       (0.81)
Year ended 12/31/00                               $20.25          0.02          (2.22)          (2.20)         (0.02)       (1.34)
1/1/01 to 7/31/01(c)                              $16.69          0.02          (1.42)          (1.40)         (0.03)       (0.24)
Year ended 7/31/02                                $15.02          0.05          (3.62)          (3.57)         (0.07)       (0.31)
Year ended 7/31/03                                $11.07          0.08           0.64            0.72          (0.09)          --
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class B Shares
10/29/01(d) to 7/31/02                            $13.86          0.02          (2.41)          (2.39)         (0.04)       (0.31)
Year ended 7/31/03                                $11.12            --^          0.65            0.65          (0.02)          --
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class C Shares
10/29/01(d) to 7/31/02                            $13.86          0.03          (2.40)          (2.37)         (0.03)       (0.31)
Year ended 7/31/03                                $11.15          0.01           0.63            0.64          (0.03)          --
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class A Shares
Year ended 12/31/98                               $19.15          0.18           5.14            5.32          (0.18)       (0.04)
Year ended 12/31/99                               $24.25          0.18           4.68            4.86          (0.18)       (0.61)
Year ended 12/31/00                               $28.32          0.15          (2.80)          (2.65)         (0.15)       (0.32)
1/1/01 to 7/31/01(c)                              $25.20          0.09          (2.09)          (2.00)         (0.10)          --
Year ended 7/31/02                                $23.10          0.17          (5.69)          (5.52)         (0.20)          --
Year ended 7/31/03                                $17.38          0.20           1.50            1.70          (0.21)          --
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class B Shares
10/29/01(d) to 7/31/02                            $21.07          0.06          (3.69)          (3.63)         (0.12)          --
Year ended 7/31/03                                $17.32          0.07           1.50            1.57          (0.11)          --
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class C Shares
10/29/01(d) to 7/31/02                            $21.07          0.10          (3.73)          (3.63)         (0.11)          --
Year ended 7/31/03                                $17.33          0.08           1.49            1.57          (0.12)          --
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class A Shares
Year ended 7/31/99                                $14.99          0.20           1.86            2.06          (0.19)       (0.74)
Year ended 7/31/00                                $16.12          0.17           2.62            2.79          (0.20)       (1.34)
Year ended 7/31/01                                $17.37          0.18          (2.00)          (1.82)         (0.20)       (2.00)
Year ended 7/31/02(e)                             $13.35          0.12          (2.27)          (2.15)         (0.14)       (0.20)
Year ended 7/31/03                                $10.86          0.13           0.48            0.61          (0.15)          --
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class B Shares
10/11/00(d) to 7/31/01                            $16.53          0.17          (1.27)          (1.10)         (0.15)       (2.00)
Year ended 7/31/02(e)                             $13.28          0.02          (2.24)          (2.22)         (0.11)       (0.20)
Year ended 7/31/03                                $10.75          0.04           0.48            0.52          (0.08)          --
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class C Shares
Year ended 7/31/99                                $15.01          0.11           1.88            1.99          (0.13)       (0.74)
Year ended 7/31/00                                $16.13          0.12           2.57            2.69          (0.13)       (1.34)
Year ended 7/31/01                                $17.35          0.15          (2.07)          (1.92)         (0.17)       (2.00)
Year ended 7/31/02(e)                             $13.26          0.02          (2.24)          (2.22)         (0.11)       (0.20)
Year ended 7/31/03                                $10.73          0.04           0.48            0.52          (0.08)          --
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class A Shares
8/13/01(d) to 12/31/01                            $ 5.93         (0.01)          0.04            0.03             --           --
1/1/02 to 7/31/02(c)                              $ 5.96         (0.02)         (0.12)          (0.14)            --           --
Year ended 7/31/03                                $ 5.82         (0.06)(delta)   2.37            2.31             --        (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class B Shares
8/13/01(d) to 12/31/01                            $ 5.93         (0.01)          0.03            0.02             --           --
1/1/02 to 7/31/02(c)                              $ 5.95         (0.03)         (0.13)          (0.16)            --           --
Year ended 7/31/03                                $ 5.79         (0.10)(delta)   2.33            2.23             --        (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class C Shares
8/13/01(d) to 12/31/01                            $ 5.93         (0.01)          0.04            0.03             --           --
1/1/02 to 7/31/02(c)                              $ 5.96         (0.03)         (0.14)          (0.17)            --           --
Year ended 7/31/03                                $ 5.79         (0.10)(delta)   2.33            2.23             --        (0.05)
------------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights

           (For a share of beneficial interest outstanding throughout each year)

                                                                                        Ratios/Supplemental Data
                                                                            -------------------------------------------------------
                                                                                                               Ratios of
                                                                                     Ratios of                  Expenses
                                        Total      Net          Total        Net     Expenses   Ratios of Net      to
                                       Dividends   Asset       Return       Assets,     to       Investment     Average
                                          and     Value,      (excludes     End of    Average   Income/(Loss)      Net    Portfolio
                                       Distribu-  End of        sales       Period      Net       to Average     Assets   Turnover
                                         tions    Period       charge)      (000's)    Assets     Net Assets       (a)    Rate (b)
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class A Shares
Year ended 12/31/98                      (1.64)  $  17.88       27.68%     $ 50,458     1.18%        0.50%        1.19%       20%
Year ended 12/31/99                      (0.88)  $  20.25       18.53%     $ 58,336     1.18%        0.36%        1.19%        9%
Year ended 12/31/00                      (1.36)  $  16.69      (11.47%)    $ 47,847     1.16%        0.10%        1.17%       14%
1/1/01 to 7/31/01(c)                     (0.27)  $  15.02       (8.36%)*   $ 38,659     1.18%**      0.15%**      1.19%**      5%
Year ended 7/31/02                       (0.38)  $  11.07      (24.25%)    $ 23,320     1.18%        0.38%        1.22%        5%
Year ended 7/31/03                       (0.09)  $  11.70        6.56%     $ 21,288     1.17%        0.72%        1.24%       13%
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class B Shares
10/29/01(d) to 7/31/02                   (0.35)  $  11.12      (15.86%)*   $    361     1.93%**     (0.36%)**     1.99%**      5%
Year ended 7/31/03                       (0.02)  $  11.75        5.90%     $    557     1.92%       (0.05%)       1.98%       13%
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class C Shares
10/29/01(d) to 7/31/02                   (0.34)  $  11.15      (15.66%)*   $     20     1.90%**     (0.12%)**     1.97%**      5%
Year ended 7/31/03                       (0.03)  $  11.76        5.72%     $     29     1.92%       (0.04%)       1.99%       13%
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class A Shares
Year ended 12/31/98                      (0.22)  $  24.25       27.93%     $ 38,205     0.67%        0.85%        0.80%       12%
Year ended 12/31/99                      (0.79)  $  28.32       20.24%     $ 47,836     0.67%        0.67%        0.79%        9%
Year ended 12/31/00                      (0.47)  $  25.20       (9.52%)    $ 38,930     0.65%        0.55%        0.78%        9%
1/1/01 to 7/31/01(c)                     (0.10)  $  23.10       (7.94%)*   $ 33,765     0.65%**      0.61%**      0.78%**      4%
Year ended 7/31/02                       (0.20)  $  17.38      (24.03%)    $ 24,817     0.66%        0.81%        0.81%        9%
Year ended 7/31/03                       (0.21)  $  18.87        9.90%     $ 33,402     0.65%        1.16%        0.83%        2%
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class B Shares
10/29/01(d) to 7/31/02                   (0.12)  $  17.32      (15.32%)*   $  1,315     1.40%**      0.08%**      1.57%**      9%
Year ended 7/31/03                       (0.11)  $  18.78        9.14%     $  2,409     1.40%        0.40%        1.57%        2%
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class C Shares
10/29/01(d) to 7/31/02                   (0.11)  $  17.33      (15.30%)*   $    635     1.41%**      0.11%**      1.58%**      9%
Year ended 7/31/03                       (0.12)  $  18.78        9.14%     $  1,711     1.40%        0.39%        1.57%        2%
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class A Shares
Year ended 7/31/99                       (0.93)  $  16.12       14.30%     $ 79,686     1.28%        1.22%        1.34%      128%
Year ended 7/31/00                       (1.54)  $  17.37       18.28%     $104,750     1.25%        1.30%        1.31%      122%
Year ended 7/31/01                       (2.20)  $  13.35      (11.84%)    $106,275     1.26%        1.23%        1.32%       77%
Year ended 7/31/02(e)                    (0.34)  $  10.86      (16.53%)    $ 81,079     1.34%        0.86%        1.38%       78%
Year ended 7/31/03                       (0.15)  $  11.32        5.57%     $ 73,287     1.35%        1.14%        1.37%      133%
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class B Shares
10/11/00(d) to 7/31/01                   (2.15)  $  13.28       (8.14%)*   $ 10,239     2.03%**      0.42%**      2.09%**     77%
Year ended 7/31/02(e)                    (0.31)  $  10.75      (17.14%)    $ 14,007     2.10%        0.10%        2.14%       78%
Year ended 7/31/03                       (0.08)  $  11.19        4.87%     $ 13,972     2.10%        0.39%        2.12%      133%
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class C Shares
Year ended 7/31/99                       (0.87)  $  16.13       13.78%     $  6,692     1.76%        0.78%        2.05%      128%
Year ended 7/31/00                       (1.47)  $  17.35       17.66%     $  7,815     1.75%        0.80%        2.06%      122%
Year ended 7/31/01                       (2.17)  $  13.26      (12.47%)    $  6,883     1.96%        0.53%        2.15%       77%
Year ended 7/31/02(e)                    (0.31)  $  10.73      (17.16%)    $  4,963     2.09%        0.11%        2.13%       78%
Year ended 7/31/03                       (0.08)  $  11.17        4.90%     $  5,747     2.10%        0.38%        2.12%      133%
-----------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class A Shares
8/13/01(d) to 12/31/01                      --   $   5.96        0.56%*    $    862     1.59%**     (0.36%)**     1.78%**     47%
1/1/02 to 7/31/02(c)                        --   $   5.82       (2.35%)*   $  5,030     1.66%**     (0.77%)**     1.95%**     16%
Year ended 7/31/03                       (0.05)  $   8.08       39.88%     $ 18,297     1.65%       (0.95%)       1.69%       28%
-----------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class B Shares
8/13/01(d) to 12/31/01                      --   $   5.95        0.39%*    $    352     2.31%**     (1.08%)**     2.52%**     47%
1/1/02 to 7/31/02(c)                        --   $   5.79       (2.69%)*   $  2,709     2.42%**     (1.50%)**     2.72%**     16%
Year ended 7/31/03                       (0.05)  $   7.97       38.70%     $  4,254     2.40%       (1.66%)       2.47%       28%
-----------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class C Shares
8/13/01(d) to 12/31/01                      --   $   5.96        0.56%*    $     59     2.32%**     (0.97%)**     2.57%**     47%
1/1/02 to 7/31/02(c)                        --   $   5.79       (2.85%)*   $    712     2.42%**     (1.52%)**     2.73%**     16%
Year ended 7/31/03                       (0.05)  $   7.97       38.70%     $  1,166     2.40%       (1.66%)       2.47%       28%
-----------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights

(For a share of beneficial interest outstanding throughout each year)

                                                         Change in Net Assets                               Less Dividends and
                                                       Resulting from Operations                            Distributions from
                                                     -----------------------------                   -------------------------------
                                                                    Net Realized
                                                                         and
                                                                      Unrealized      Change in
                                        Net Asset                   Gains/(Losses)   Net Assets
                                         Value,          Net            from          Resulting         Net          Net     Return
                                        Beginning     Investment      Investment         from        Investment    Realized    of
                                        of Period    Income/(Loss)   Transactions     Operations       Income       Gains    Capital
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class A Shares
4/1/03(d) to 7/31/03                      $15.00         (0.01)          2.53            2.52             --           --       --
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class B Shares
4/1/03(d) to 7/31/03                      $15.00         (0.03)          2.51            2.48             --           --       --
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class C Shares
4/1/03(d) to 7/31/03                      $15.00         (0.03)          2.51            2.48             --           --       --
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class A Shares
8/13/01(d) to 12/31/01                    $19.44          0.01           0.57            0.58          (0.06)       (0.91)      --
1/1/02 to 7/31/02(c)                      $19.05         (0.02)         (3.26)          (3.28)            --           --       --
Year ended 7/31/03                        $15.77            --^          3.08            3.08             --           --       --
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class B Shares
8/13/01(d) to 12/31/01                    $19.44         (0.02)          0.56            0.54          (0.04)       (0.91)      --
1/1/02 to 7/31/02(c)                      $19.03         (0.08)         (3.26)          (3.34)            --           --       --
Year ended 7/31/03                        $15.69         (0.13)          3.07            2.94             --           --       --
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class C Shares
8/13/01(d) to 12/31/01                    $19.44         (0.01)          0.55            0.54          (0.04)       (0.92)      --
1/1/02 to 7/31/02(c)                      $19.02         (0.08)         (3.25)          (3.33)            --           --       --
Year ended 7/31/03                        $15.69         (0.12)          3.04            2.92             --           --       --
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class A Shares
Year ended 7/31/99                        $15.38          0.29           1.19            1.48          (0.23)       (1.45)      --
Year ended 7/31/00                        $15.18          0.17          (1.10)          (0.93)         (0.17)       (0.86)      --
Year ended 7/31/01                        $13.22          0.11           0.16            0.27          (0.10)       (0.28)      --
Year ended 7/31/02                        $13.11          0.07          (1.74)          (1.67)         (0.08)       (0.53)      --
Year ended 7/31/03                        $10.83          0.16(delta)    1.14            1.30          (0.14)       (0.16)      --
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class B Shares
10/11/00(d) to 7/31/01                    $13.40          0.03           0.12            0.15          (0.03)       (0.28)      --
Year ended 7/31/02                        $13.24         (0.02)         (1.74)          (1.76)         (0.02)       (0.53)      --
Year ended 7/31/03                        $10.93          0.08(delta)    1.15            1.23          (0.07)       (0.16)      --
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class C Shares
Year ended 7/31/99                        $15.39          0.14           1.26            1.40          (0.15)       (1.45)      --
Year ended 7/31/00                        $15.19          0.10          (1.10)          (1.00)         (0.10)       (0.86)      --
Year ended 7/31/01                        $13.23          0.05           0.14            0.19          (0.04)       (0.28)      --
Year ended 7/31/02                        $13.10         (0.03)         (1.73)          (1.76)         (0.01)       (0.53)      --
Year ended 7/31/03                        $10.80          0.08(delta)    1.11            1.19          (0.07)       (0.16)      --
------------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
           (For a share of beneficial interest outstanding throughout each year)

                                                                                        Ratios/Supplemental Data
                                                                            -------------------------------------------------------
                                                                                                               Ratios of
                                                                                     Ratios of                  Expenses
                                        Total      Net          Total        Net     Expenses   Ratios of Net      to
                                       Dividends   Asset       Return       Assets,     to       Investment     Average
                                          and     Value,      (excludes     End of    Average   Income/(Loss)      Net    Portfolio
                                       Distribu-  End of        sales       Period      Net       to Average     Assets   Turnover
                                         tions    Period       charge)      (000's)    Assets     Net Assets       (a)    Rate (b)
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class A Shares
4/1/03(d) to 7/31/03                        --    $ 17.52       16.73%*     $   216     1.47%**     (0.21%)**     1.86%**    39%
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class B Shares
4/1/03(d) to 7/31/03                        --    $ 17.48       16.47%*     $   103     2.22%**     (1.07%)**     2.60%**    39%
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class C Shares
4/1/03(d) to 7/31/03                        --    $ 17.48       16.47%*     $    15     2.23%**     (0.97%)**     2.62%**    39%
-----------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class A Shares
8/13/01(d) to 12/31/01                   (0.97)   $ 19.05        2.90%*     $ 6,395     1.54%**      0.14%**      1.63%**    80%
1/1/02 to 7/31/02(c)                        --    $ 15.77      (17.22%)*    $18,042     1.59%**     (0.27%)**     1.79%**    25%
Year ended 7/31/03                          --    $ 18.85       19.53%      $19,667     1.58%        0.01%        1.64%      23%
-----------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class B Shares
8/13/01(d) to 12/31/01                   (0.95)   $ 19.03        2.76%*     $ 4,733     2.28%**     (0.59%)**     2.36%**    80%
1/1/02 to 7/31/02(c)                        --    $ 15.69      (17.55%)*    $11,522     2.34%**     (1.02%)**     2.53%**    25%
Year ended 7/31/03                          --    $ 18.63       18.74%      $14,087     2.33%       (0.81%)       2.39%      23%
-----------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class C Shares
8/13/01(d) to 12/31/01                   (0.96)   $ 19.02        2.72%*     $   497     2.23%**     (0.60%)**     2.33%**    80%
1/1/02 to 7/31/02(c)                        --    $ 15.69      (17.51%)*    $ 1,593     2.34%**     (1.08%)**     2.53%**    25%
Year ended 7/31/03                          --    $ 18.61       18.61%      $ 2,036     2.33%       (0.81%)       2.39%      23%
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class A Shares
Year ended 7/31/99                       (1.68)   $ 15.18        9.90%      $20,268     1.27%        1.58%        1.37%      69%
Year ended 7/31/00                       (1.03)   $ 13.22       (6.16%)     $12,777     1.27%        1.29%        1.33%      37%
Year ended 7/31/01                       (0.38)   $ 13.11        1.85%      $16,069     1.31%        0.79%        1.37%      19%
Year ended 7/31/02                       (0.61)   $ 10.83      (13.24%)     $12,579     1.40%        0.58%        1.43%      22%
Year ended 7/31/03                       (0.30)   $ 11.83       12.30%      $14,100     1.33%        1.51%        1.36%      79%
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class B Shares
10/11/00(d) to 7/31/01                   (0.31)   $ 13.24        0.97%*     $ 1,963     2.08%**      0.07%**      2.13%**    19%
Year ended 7/31/02                       (0.55)   $ 10.93      (13.84%)     $ 2,862     2.17%       (0.17%)       2.20%      22%
Year ended 7/31/03                       (0.23)   $ 11.93       11.50%      $ 3,408     2.08%        0.76%        2.11%      79%
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class C Shares
Year ended 7/31/99                       (1.60)   $ 15.19        9.34%      $ 1,433     1.83%        0.88%        2.13%      69%
Year ended 7/31/00                       (0.96)   $ 13.23       (6.65%)     $   679     1.77%        0.80%        2.08%      37%
Year ended 7/31/01                       (0.32)   $ 13.10        1.20%      $   668     2.02%        0.09%        2.19%      19%
Year ended 7/31/02                       (0.54)   $ 10.80      (13.85%)     $   577     2.16%       (0.18%)       2.19%      22%
Year ended 7/31/03                       (0.23)   $ 11.76       11.28%      $   884     2.08%        0.75%        2.10%      79%
-----------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights

(For a share of beneficial interest outstanding throughout each year)

                                                                               Change in Net Assets                   Less Dividends
                                                                             Resulting from Operations                    from
                                                                          ------------------------------              --------------
                                                                                          Net Realized
                                                                                              and
                                                                                           Unrealized     Change in
                                                              Net Asset                   Gains/(Losses)  Net Assets
                                                                Value,        Net             from        Resulting        Net
                                                              Beginning    Investment       Investment       from       Investment
                                                              of Period   Income/(Loss)    Transactions   Operations      Income
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.02#          1.33#          1.35         (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                                           $ 10.00       (0.02)#          1.28#          1.26           --^
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                                           $ 10.00       (0.01)#          1.28#          1.27         (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.07#          1.58#          1.65         (0.07)
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.02#          1.55#          1.57         (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.02#          1.55#          1.57         (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.12#          0.92#          1.04         (0.11)
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.06#          0.89#          0.95         (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.06#          0.90#          0.96         (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.15#          0.59#          0.74         (0.14)
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.10#          0.58#          0.68         (0.10)
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.09#          0.59#          0.68         (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.21#          0.51#          0.72         (0.19)
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.16#          0.49#          0.65         (0.15)
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.15#          0.50#          0.65         (0.14)
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights

           (For a share of beneficial interest outstanding throughout each year)

                                                                                    Ratios/Supplemental Data
                                                                  -----------------------------------------------------------------
                                                                                Ratios of                  Ratios of
                                           Net          Total      Net          Expenses   Ratios of Net   Expenses
                                           Asset       Return     Assets,          to       Investment         to
                                          Value,      (excludes   End of         Average   Income/(Loss)    Average      Portfolio
                                Total     End of        sales     Period           Net       to Average       Net         Turnover
                              Dividends   Period       charge)    (000's)         Assets     Net Assets    Assets (a)     Rate (b)
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class A Shares
8/1/02(d) to 7/31/03            (0.02)   $ 11.33       13.57%*    $10,090         0.33%**      0.16%**       1.24%**        79%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class B Shares
8/1/02(d) to 7/31/03               --    $ 11.26       12.65%*    $ 3,587         1.08%**     (0.54%)**      2.06%**        79%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class C Shares
8/1/02(d) to 7/31/03            (0.01)   $ 11.26       12.74%*    $   532         1.08%**     (0.62%)**      2.20%**        79%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class A Shares
8/1/02(d) to 7/31/03            (0.07)   $ 11.58       16.51%*    $33,806         0.33%**      0.86%**       0.90%**        55%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class B Shares
8/1/02(d) to 7/31/03            (0.02)   $ 11.55       15.70%*    $12,606         1.08%**      0.10%**       1.60%**        55%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class C Shares
8/1/02(d) to 7/31/03            (0.02)   $ 11.55       15.71%*    $ 1,386         1.08%**      0.06%**       1.61%**        55%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class A Shares
8/1/02(d) to 7/31/03            (0.11)   $ 10.93       10.48%*    $28,991         0.33%**      1.52%**       0.84%**        55%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class B Shares
8/1/02(d) to 7/31/03            (0.06)   $ 10.89        9.58%*    $14,631         1.08%**      0.74%**       1.63%**        55%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class C Shares
8/1/02(d) to 7/31/03            (0.06)   $ 10.90        9.67%*    $ 1,335         1.08%**      0.70%**       1.66%**        55%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Class A Shares
8/1/02(d) to 7/31/03            (0.14)   $ 10.60        7.51%*    $19,449         0.33%**      1.82%**       1.04%**        72%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Class B Shares
8/1/02(d) to 7/31/03            (0.10)   $ 10.58        6.81%*    $ 9,083         1.08%**      1.09%**       1.80%**        72%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Class C Shares
8/1/02(d) to 7/31/03            (0.09)   $ 10.59        6.81%*    $ 1,017         1.08%**      1.07%**       1.73%**        72%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class A Shares
8/1/02(d) to 7/31/03            (0.19)   $ 10.53        7.31%*    $ 9,387         0.33%**      2.52%**       1.17%**        63%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class B Shares
8/1/02(d) to 7/31/03            (0.15)   $ 10.50        6.54%*    $ 8,795         1.08%**      1.75%**       1.86%**        63%
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class C Shares
8/1/02(d) to 7/31/03            (0.14)   $ 10.51        6.58%*    $ 2,203         1.08%**      1.63%**       1.86%**        63%
-----------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights

(For a share of beneficial interest outstanding throughout each year)

                                                         Change in Net Assets                               Less Dividends and
                                                       Resulting from Operations                            Distributions from
                                                     -----------------------------                   -------------------------------
                                                                    Net Realized
                                                                         and
                                                                      Unrealized      Change in
                                        Net Asset                   Gains/(Losses)   Net Assets
                                         Value,          Net            from          Resulting         Net          Net     Return
                                        Beginning     Investment      Investment         from        Investment    Realized    of
                                        of Period    Income/(Loss)   Transactions     Operations       Income       Gains    Capital
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class C Shares
10/29/01(d) to 12/31/01                   $10.53         0.16           (0.10)           0.06         (0.09)           --       --
1/1/02 to 7/31/02(c)                      $10.50         0.27            0.07            0.34         (0.29)           --       --
Year ended 7/31/03                        $10.55         0.47            0.24            0.71         (0.44)           --       --
------------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class A Shares
Year ended 7/31/99                        $32.35        (0.09)           5.57            5.48            --         (0.63)     N/A
Year ended 7/31/00                        $37.20        (0.21)           1.61            1.40            --         (0.55)     N/A
Year ended 7/31/01                        $38.05           --          (11.74)         (11.74)           --         (1.03)     N/A
Year ended 7/31/02                        $25.28        (0.29)          (7.11)          (7.40)           --            --      N/A
Year ended 7/31/03                        $17.88        (0.16)           0.22            0.06            --            --      N/A
------------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class B Shares
10/11/00(d) to 7/31/01                    $34.43           --           (7.81)          (7.81)           --         (1.03)     N/A
Year ended 7/31/02                        $25.59        (0.34)          (7.40)          (7.74)           --            --      N/A
Year ended 7/31/03                        $17.85        (0.24)           0.16           (0.08)           --            --      N/A
------------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class C Shares
Year ended 7/31/99                        $32.28        (0.23)           5.50            5.27            --         (0.63)     N/A
Year ended 7/31/00                        $36.92        (0.47)           1.66            1.19            --         (0.55)     N/A
Year ended 7/31/01                        $37.56           --          (11.78)         (11.78)           --         (1.03)     N/A
Year ended 7/31/02                        $24.75        (0.50)          (6.88)          (7.38)           --            --      N/A
Year ended 7/31/03                        $17.37        (0.30)           0.23           (0.07)           --            --      N/A
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class A Shares
6/5/00(d) to 7/31/00                      $20.00        (0.03)          (0.76)          (0.79)           --            --       --
Year ended 7/31/01                        $19.21           --           (8.70)          (8.70)           --         (0.16)      --
Year ended 7/31/02                        $10.35        (0.13)          (4.70)          (4.83)           --            --       --
Year ended 7/31/03                        $ 5.52        (0.11)(delta)    3.25            3.14            --            --       --
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class B Shares
10/11/00(d) to 7/31/01                    $17.28           --           (6.84)          (6.84)           --         (0.16)      --
Year ended 7/31/02                        $10.28        (0.17)          (4.67)          (4.84)           --            --       --
Year ended 7/31/03                        $ 5.44        (0.15)(delta)    3.18            3.03            --            --       --
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class C Shares
6/5/00(d) to 7/31/00                      $20.00        (0.03)          (0.77)          (0.80)           --            --       --
Year ended 7/31/01                        $19.20           --           (8.80)          (8.80)           --         (0.16)      --
Year ended 7/31/02                        $10.24        (0.24)          (4.57)          (4.81)           --            --       --
Year ended 7/31/03                        $ 5.43        (0.16)(delta)    3.17            3.01            --            --       --
------------------------------------------------------------------------------------------------------------------------------------
International Equity Class A Shares
Year ended 7/31/99                        $12.56         0.03            0.49            0.52         (0.17)        (0.07)      --
Year ended 7/31/00                        $12.84         0.04            1.01            1.05            --         (1.18)      --
Year ended 7/31/01                        $12.71         0.12           (2.19)          (2.07)           --         (1.62)      --
Year ended 7/31/02                        $ 9.02         0.04           (1.24)          (1.28)        (0.10)           --       --
Year ended 7/31/03                        $ 7.64         0.07            0.12            0.19         (0.02)           --       --
------------------------------------------------------------------------------------------------------------------------------------
International Equity Class B Shares
10/11/00(d) to 7/31/01                    $12.09         0.03           (1.44)          (1.41)           --         (1.62)      --
Year ended 7/31/02                        $ 9.06        (0.05)          (1.31)          (1.36)        (0.10)           --       --
Year ended 7/31/03                        $ 7.60           --^           0.11            0.11            --            --       --
------------------------------------------------------------------------------------------------------------------------------------
International Equity Class C Shares
Year ended 7/31/99                        $12.51           --            0.46            0.46         (0.14)        (0.07)      --
Year ended 7/31/00                        $12.76        (0.03)           0.99            0.96            --         (1.18)      --
Year ended 7/31/01                        $12.54         0.13           (2.23)          (2.10)           --         (1.62)      --
Year ended 7/31/02                        $ 8.82        (0.08)          (1.24)          (1.32)        (0.10)           --       --
Year ended 7/31/03                        $ 7.40         0.02            0.08            0.10            --            --       --
------------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights

           (For a share of beneficial interest outstanding throughout each year)

                                                                                        Ratios/Supplemental Data
                                                                            -------------------------------------------------------
                                                                                                               Ratios of
                                                                                     Ratios of                  Expenses
                                        Total      Net          Total        Net     Expenses   Ratios of Net      to
                                       Dividends   Asset       Return       Assets,     to       Investment     Average
                                          and     Value,      (excludes     End of    Average   Income/(Loss)      Net    Portfolio
                                       Distribu-  End of        sales       Period      Net       to Average     Assets   Turnover
                                         tions    Period       charge)      (000's)    Assets     Net Assets       (a)    Rate (b)
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class C Shares
10/29/01(d) to 12/31/01                  (0.09)   $ 10.50        0.62%*     $ 1,755     2.39%**      8.97%**      2.55%**     34%
1/1/02 to 7/31/02(c)                     (0.29)   $ 10.55        3.22%*     $ 8,148     2.37%**      3.97%**      2.66%**     27%
Year ended 7/31/03                       (0.44)   $ 10.82        6.82%      $37,810     2.32%        4.35%        2.35%       38%
-----------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class A Shares
Year ended 7/31/99                       (0.63)   $ 37.20       17.18%      $49,936     1.41%       (0.47%)       1.43%       51%
Year ended 7/31/00                       (0.55)   $ 38.05        3.81%      $42,842     1.32%       (0.47%)       1.32%       53%
Year ended 7/31/01                       (1.03)   $ 25.28      (31.44%)     $20,106     1.36%       (0.73%)       1.48%      139%
Year ended 7/31/02                          --    $ 17.88      (29.27%)     $ 9,132     1.63%       (1.03%)       1.63%       70%
Year ended 7/31/03                          --    $ 17.94        0.34%      $ 8,264     1.72%       (0.92%)       1.89%       50%
-----------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class B Shares
10/11/00(d) to 7/31/01                   (1.03)   $ 25.59      (23.35%)*    $   158     2.17%**     (1.54%)**     2.57%**    139%
Year ended 7/31/02                          --    $ 17.85      (30.25%)     $   285     2.27%       (1.89%)       2.27%       70%
Year ended 7/31/03                          --    $ 17.77       (0.45%)     $   350     2.47%       (1.68%)       2.63%       50%
-----------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class C Shares
Year ended 7/31/99                       (0.63)   $ 36.92       16.56%      $ 6,653     1.95%       (1.00%)       2.21%       51%
Year ended 7/31/00                       (0.55)   $ 37.56        3.26%      $ 4,171     1.82%       (0.97%)       2.07%       53%
Year ended 7/31/01                       (1.03)   $ 24.75      (31.97%)     $ 1,935     2.05%       (1.42%)       2.32%      139%
Year ended 7/31/02                          --    $ 17.37      (29.82%)     $   837     2.38%       (1.78%)       2.38%       70%
Year ended 7/31/03                          --    $ 17.30       (0.40%)     $   727     2.47%       (1.67%)       2.64%       50%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class A Shares
6/5/00(d) to 7/31/00                        --    $ 19.21       (5.69%)*    $ 4,560     1.70%**     (1.27%)**     1.70%**     11%
Year ended 7/31/01                       (0.16)   $ 10.35      (45.62%)     $ 5,615     1.76%       (1.49%)       1.76%       50%
Year ended 7/31/02                          --    $  5.52      (46.67%)     $ 3,256     1.75%       (1.59%)       1.75%       97%
Year ended 7/31/03                          --    $  8.66       56.88%      $ 5,218     1.81%       (1.71%)       2.13%      258%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class B Shares
10/11/00(d) to 7/31/01                   (0.16)   $ 10.28      (39.95%)*    $   900     2.54%**     (2.28%)**     2.54%**     50%
Year ended 7/31/02                          --    $  5.44      (47.08%)     $   679     2.51%       (2.35%)       2.51%       97%
Year ended 7/31/03                          --    $  8.47       55.70%      $ 1,164     2.55%       (2.45%)       2.87%      258%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class C Shares
6/5/00(d) to 7/31/00                        --    $ 19.20       (5.65%)*    $   105     2.42%**     (1.89%)**     2.42%**     11%
Year ended 7/31/01                       (0.16)   $ 10.24      (46.12%)     $   150     2.60%       (2.33%)       2.60%       50%
Year ended 7/31/02                          --    $  5.43      (46.97%)     $    96     2.45%       (2.29%)       2.45%       97%
Year ended 7/31/03                          --    $  8.44       55.43%      $ 1,081     2.47%       (2.37%)       2.82%      258%
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Class A Shares
Year ended 7/31/99                       (0.24)   $ 12.84        4.23%      $ 5,821     1.52%        0.03%        1.70%       42%
Year ended 7/31/00                       (1.18)   $ 12.71        8.02%      $ 7,901     1.70%        0.32%        1.70%       86%
Year ended 7/31/01                       (1.62)   $  9.02      (17.85%)     $ 5,933     1.73%        0.07%        1.73%       42%
Year ended 7/31/02                       (0.10)   $  7.64      (14.23%)     $ 4,105     1.62%        0.17%        1.62%       23%
Year ended 7/31/03                       (0.02)   $  7.81        2.52%      $ 5,489     1.67%        0.88%        1.69%       44%
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Class B Shares
10/11/00(d) to 7/31/01                   (1.62)   $  9.06      (13.36%)*    $   176     2.43%**      2.08%**      2.43%**     42%
Year ended 7/31/02                       (0.10)   $  7.60      (15.11%)     $   246     2.38%       (0.79%)       2.38%       23%
Year ended 7/31/03                          --    $  7.71        1.45%      $   340     2.42%        0.01%        2.45%       44%
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Class C Shares
Year ended 7/31/99                       (0.21)   $ 12.76        3.79%      $   235     2.25%       (0.08%)       2.50%       42%
Year ended 7/31/00                       (1.18)   $ 12.54        7.25%      $   276     2.22%       (0.20%)       2.22%       86%
Year ended 7/31/01                       (1.62)   $  8.82      (18.39%)     $   163     2.43%       (0.01%)       2.57%       42%
Year ended 7/31/02                       (0.10)   $  7.40      (15.07%)     $   127     2.38%       (0.94%)       2.38%       23%
Year ended 7/31/03                          --    $  7.50        1.35%      $   304     2.39%        0.64%        2.44%       44%
-----------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights

(For a share of beneficial interest outstanding throughout each year)

                                                                 Change in Net Assets                          Less Dividends and
                                                               Resulting from Operations                       Distributions from
                                                             -----------------------------                   ----------------------
                                                                            Net Realized
                                                                                 and
                                                                              Unrealized      Change in
                                                Net Asset                   Gains/(Losses)   Net Assets
                                                 Value,          Net            from          Resulting         Net          Net
                                                Beginning     Investment      Investment         from        Investment    Realized
                                                of Period    Income/(Loss)   Transactions     Operations       Income       Gains
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class A Shares
Year ended 12/31/98                               $10.29         0.62            0.28            0.90          (0.63)       (0.24)
Year ended 12/31/99                               $10.32         0.58           (1.06)          (0.48)         (0.58)       (0.01)
Year ended 12/31/00                               $ 9.25         0.59            0.46            1.05          (0.59)          --
1/1/01 to 7/31/01(f)                              $ 9.71         0.27            0.30            0.57          (0.33)          --
Year ended 7/31/02                                $ 9.95         0.51           (0.03)           0.48          (0.51)          --
Year ended 7/31/03                                $ 9.92         0.37            0.08            0.45          (0.42)          --
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class B Shares
10/29/01(d) to 7/31/02                            $10.13         0.29           (0.17)           0.12          (0.32)          --
Year ended 7/31/03                                $ 9.93         0.28            0.08            0.36          (0.34)          --
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class C Shares
10/29/01(d) to 7/31/02                            $10.13         0.27           (0.16)           0.11          (0.31)          --
Year ended 7/31/03                                $ 9.93         0.29            0.08            0.37          (0.34)          --
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class A Shares
Year ended 12/31/98                               $ 9.93         0.54            0.16            0.70          (0.55)          --
Year ended 12/31/99                               $10.08         0.54           (0.68)          (0.14)         (0.54)          --
Year ended 12/31/00                               $ 9.40         0.57            0.28            0.85          (0.57)          --
1/1/01 to 7/31/01(g)                              $ 9.68         0.25            0.32            0.57          (0.32)          --
Year ended 7/31/02                                $ 9.93         0.50            0.06            0.56          (0.48)          --
Year ended 7/31/03                                $10.01         0.36            0.09            0.45          (0.40)          --
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class B Shares
10/29/01(d) to 7/31/02                            $10.08         0.29           (0.10)           0.19          (0.31)          --
Year ended 7/31/03                                $ 9.96         0.29            0.09            0.38          (0.33)          --
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class C Shares
10/29/01(d) to 7/31/02                            $10.08         0.27           (0.07)           0.20          (0.30)          --
Year ended 7/31/03                                $ 9.98         0.30            0.08            0.38          (0.33)          --
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Class A Shares
Year ended 12/31/98                               $ 9.74         0.55            0.02            0.57          (0.55)          --
Year ended 12/31/99                               $ 9.76         0.52           (0.30)           0.22          (0.51)          --
Year ended 12/31/00                               $ 9.47         0.56            0.18            0.74          (0.56)          --
1/1/01 to 7/31/01(h)                              $ 9.65         0.23            0.25            0.48          (0.31)          --
Year ended 7/31/02                                $ 9.82         0.43            0.03            0.46          (0.47)          --
Year ended 7/31/03                                $ 9.81         0.28            0.02            0.30          (0.37)          --
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class A Shares
Year ended 7/31/99                                $ 9.82         0.55           (0.26)           0.29          (0.47)          --
Year ended 7/31/00                                $ 9.64         0.48           (0.09)           0.39          (0.48)          --
Year ended 7/31/01                                $ 9.55         0.50            0.51            1.01          (0.50)          --
Year ended 7/31/02(i)                             $10.06         0.38            0.35            0.73          (0.36)          --
Year ended 7/31/03                                $10.43         0.27            0.03            0.30          (0.28)       (0.16)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class C Shares
Year ended 7/31/99                                $ 9.80         0.41           (0.18)           0.23          (0.42)          --
Year ended 7/31/00                                $ 9.61         0.43           (0.09)           0.34          (0.43)          --
Year ended 7/31/01                                $ 9.52         0.44            0.49            0.93          (0.44)          --
Year ended 7/31/02(i)                             $10.01         0.30            0.34            0.64          (0.29)          --
Year ended 7/31/03                                $10.36         0.19            0.03            0.22          (0.20)       (0.16)
------------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights

           (For a share of beneficial interest outstanding throughout each year)

                                                                                        Ratios/Supplemental Data
                                                                            -------------------------------------------------------
                                                                                                               Ratios of
                                                                                     Ratios of                  Expenses
                                        Total      Net          Total        Net     Expenses   Ratios of Net      to
                                       Dividends   Asset       Return       Assets,     to       Investment     Average
                                          and     Value,      (excludes     End of    Average   Income/(Loss)      Net    Portfolio
                                       Distribu-  End of        sales       Period      Net       to Average     Assets   Turnover
                                         tions    Period       charge)      (000's)    Assets     Net Assets       (a)    Rate (b)
-----------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class A Shares
Year ended 12/31/98                      (0.87)   $ 10.32       9.04%       $10,629     1.08%       5.97%         1.09%      108%
Year ended 12/31/99                      (0.59)   $  9.25      (4.76%)      $10,614     1.08%       5.99%         1.09%       90%
Year ended 12/31/00                      (0.59)   $  9.71      11.65%       $ 6,663     1.07%       6.27%         1.07%      135%
1/1/01 to 7/31/01(f)                     (0.33)   $  9.95       6.05%*      $ 6,190     1.08%**     4.61%**       1.09%**    131%
Year ended 7/31/02                       (0.51)   $  9.92       4.91%       $19,949     1.06%       4.47%         1.16%      229%
Year ended 7/31/03                       (0.42)   $  9.95       4.62%       $20,572     1.05%       3.57%         1.14%      332%
-----------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class B Shares
10/29/01(d) to 7/31/02                   (0.32)   $  9.93       1.22%*      $ 6,857     1.81%**     3.70%**       1.93%**    229%
Year ended 7/31/03                       (0.34)   $  9.95       3.74%       $ 7,418     1.80%       2.81%         1.89%      332%
-----------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class C Shares
10/29/01(d) to 7/31/02                   (0.31)   $  9.93       1.20%*      $ 1,194     1.81%**     3.68%**       1.92%**    229%
Year ended 7/31/03                       (0.34)   $  9.96       3.75%       $ 1,246     1.80%       2.79%         1.89%      332%
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class A Shares
Year ended 12/31/98                      (0.55)   $ 10.08       7.26%       $12,313     1.01%       5.51%         1.02%      106%
Year ended 12/31/99                      (0.54)   $  9.40      (1.36%)      $11,537     1.02%       5.58%         1.03%       84%
Year ended 12/31/00                      (0.57)   $  9.68       9.44%       $ 9,130     1.01%       6.04%         1.02%      168%
1/1/01 to 7/31/01(g)                     (0.32)   $  9.93       5.98%*      $ 8,467     1.03%**     4.26%**       1.03%**    141%
Year ended 7/31/02                       (0.48)   $ 10.01       5.78%       $31,977     1.02%       4.25%         1.07%      229%
Year ended 7/31/03                       (0.40)   $ 10.06       4.52%       $36,471     1.01%       3.45%         1.06%      252%
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class B Shares
10/29/01(d) to 7/31/02                   (0.31)   $  9.96       1.92%*      $ 2,580     1.77%**     3.45%**       1.84%**    229%
Year ended 7/31/03                       (0.33)   $ 10.01       3.78%       $ 5,564     1.76%       2.64%         1.81%      252%
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class C Shares
10/29/01(d) to 7/31/02                   (0.30)   $  9.98       2.02%*      $   797     1.77%**     3.48%**       1.84%**    229%
Year ended 7/31/03                       (0.33)   $ 10.03       3.78%       $ 2,319     1.76%       2.59%         1.81%      252%
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Class A Shares
Year ended 12/31/98                      (0.55)   $  9.76       6.00%       $ 6,126     0.91%       5.60%         1.02%       72%
Year ended 12/31/99                      (0.51)   $  9.47       2.35%       $ 4,573     0.90%       5.40%         1.01%       60%
Year ended 12/31/00                      (0.56)   $  9.65       7.96%       $ 3,505     0.88%       5.88%         0.99%       73%
1/1/01 to 7/31/01(h)                     (0.31)   $  9.82       5.20%*      $ 3,340     0.89%**     4.22%**       1.00%**     56%
Year ended 7/31/02                       (0.47)   $  9.81       4.83%       $19,019     0.90%       3.71%         1.01%      111%
Year ended 7/31/03                       (0.37)   $  9.74       3.07%       $33,975     0.89%       2.39%         1.01%       72%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class A Shares
Year ended 7/31/99                       (0.47)   $  9.64       2.89%       $ 5,192     0.95%       4.62%         1.28%       93%
Year ended 7/31/00                       (0.48)   $  9.55       4.20%       $ 2,818     0.98%       4.95%         1.19%       46%
Year ended 7/31/01                       (0.50)   $ 10.06      10.76%       $ 4,076     0.99%       4.93%         1.24%       77%
Year ended 7/31/02(i)                    (0.36)   $ 10.43       7.42%       $ 8,436     1.13%       3.70%         1.28%      180%
Year ended 7/31/03                       (0.44)   $ 10.29       2.83%       $11,413     1.06%       2.61%         1.17%      304%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class C Shares
Year ended 7/31/99                       (0.42)   $  9.61       2.31%       $   431     1.40%       4.20%         1.94%       93%
Year ended 7/31/00                       (0.43)   $  9.52       3.65%       $   198     1.48%       4.41%         1.92%       46%
Year ended 7/31/01                       (0.44)   $ 10.01       9.98%       $   531     1.71%       4.17%         2.05%       77%
Year ended 7/31/02(i)                    (0.29)   $ 10.36       6.53%       $ 2,623     1.89%       2.86%         2.03%      180%
Year ended 7/31/03                       (0.36)   $ 10.22       2.12%       $10,006     1.80%       1.77%         1.91%      304%
-----------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights

(For a share of beneficial interest outstanding throughout each year)

                                                                 Change in Net Assets                          Less Dividends and
                                                               Resulting from Operations                       Distributions from
                                                             -----------------------------                   ----------------------
                                                                            Net Realized
                                                                                 and
                                                                              Unrealized      Change in
                                                Net Asset                   Gains/(Losses)   Net Assets
                                                 Value,          Net            from          Resulting         Net          Net
                                                Beginning     Investment      Investment         from        Investment    Realized
                                                of Period    Income/(Loss)   Transactions     Operations       Income       Gains
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class A Shares
Year ended 12/31/98                               $10.67          0.42           0.15            0.57          (0.42)       (0.05)
Year ended 12/31/99                               $10.77          0.42          (0.78)          (0.36)         (0.42)       (0.01)
Year ended 12/31/00                               $ 9.98          0.44           0.73            1.17          (0.44)          --
1/1/01 to 7/31/01(j)                              $10.71          0.26           0.11            0.37          (0.25)       (0.05)
Year ended 7/31/02                                $10.78          0.40           0.25            0.65          (0.41)       (0.25)
Year ended 7/31/03                                $10.77          0.40(delta)   (0.07)           0.33          (0.40)       (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                            $10.87          0.25           0.09            0.34          (0.25)       (0.25)
Year ended 7/31/03                                $10.71          0.32(delta)   (0.07)           0.25          (0.33)       (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                            $10.87          0.25           0.10            0.35          (0.25)       (0.25)
Year ended 7/31/03                                $10.72          0.32(delta)   (0.07)           0.25          (0.33)       (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class A Shares
Year ended 12/31/98                               $10.68          0.42           0.11            0.53          (0.42)       (0.03)
Year ended 12/31/99                               $10.76          0.43          (0.56)          (0.13)         (0.42)       (0.01)
Year ended 12/31/00                               $10.20          0.44           0.43            0.87          (0.44)          --
1/1/01 to 7/31/01(k)                              $10.63          0.25           0.16            0.41          (0.24)       (0.02)
Year ended 7/31/02                                $10.78          0.36           0.24            0.60          (0.35)       (0.24)
Year ended 7/31/03                                $10.79          0.34(delta)   (0.07)           0.27          (0.34)       (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                            $10.67          0.21           0.11            0.32          (0.21)          --
Year ended 7/31/03                                $10.78          0.26(delta)   (0.08)           0.18          (0.26)       (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                            $10.67          0.19           0.13            0.32          (0.21)          --
Year ended 7/31/03                                $10.78          0.26(delta)   (0.08)           0.18          (0.26)       (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class A Shares
Year ended 7/31/99                                $10.29          0.46          (0.29)           0.17          (0.38)       (0.06)
Year ended 7/31/00                                $10.02          0.39          (0.11)           0.28          (0.39)       (0.02)
Year ended 7/31/01                                $ 9.89          0.39           0.39            0.78          (0.39)          --
Year ended 7/31/02(l)                             $10.28          0.36           0.19            0.55          (0.35)          --
Year ended 7/31/03                                $10.48          0.35          (0.10)           0.25          (0.34)          --
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class B Shares
10/11/00(d) to 7/31/01                            $ 9.90          0.30           0.20            0.50          (0.30)          --
Year ended 7/31/02(l)                             $10.10          0.28           0.19            0.47          (0.28)          --
Year ended 7/31/03                                $10.29          0.27          (0.10)           0.17          (0.27)          --
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class C Shares
Year ended 7/31/99                                $10.28          0.33          (0.21)           0.12          (0.33)       (0.06)
Year ended 7/31/00                                $10.01          0.34          (0.12)           0.22          (0.34)       (0.02)
Year ended 7/31/01                                $ 9.87          0.33           0.38            0.71          (0.33)          --
Year ended 7/31/02(l)                             $10.25          0.28           0.19            0.47          (0.28)          --
Year ended 7/31/03                                $10.44          0.26          (0.09)           0.17          (0.26)          --
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class A Shares
Year ended 12/31/98                               $10.20          0.39           0.07            0.46          (0.39)       (0.01)
Year ended 12/31/99                               $10.26          0.39          (0.34)           0.05          (0.39)          --
Year ended 12/31/00                               $ 9.92          0.41           0.18            0.59          (0.41)       (0.01)
1/1/01 to 7/31/01(m)                              $10.09          0.23           0.16            0.39          (0.23)       (0.01)
Year ended 7/31/02                                $10.24          0.36           0.19            0.55          (0.36)       (0.05)
Year ended 7/31/03                                $10.38          0.30          (0.05)           0.25          (0.30)       (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                            $10.35          0.21           0.08            0.29          (0.21)       (0.05)
Year ended 7/31/03                                $10.38          0.21          (0.05)           0.16          (0.21)       (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                            $10.35          0.19           0.10            0.29          (0.21)       (0.05)
Year ended 7/31/03                                $10.38          0.21          (0.06)           0.15          (0.21)       (0.03)
------------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights

           (For a share of beneficial interest outstanding throughout each year)

                                                                                        Ratios/Supplemental Data
                                                                            -------------------------------------------------------
                                                                                                               Ratios of
                                                                                     Ratios of                  Expenses
                                        Total      Net          Total        Net     Expenses   Ratios of Net      to
                                       Dividends   Asset       Return       Assets,     to       Investment     Average
                                          and     Value,      (excludes     End of    Average   Income/(Loss)      Net    Portfolio
                                       Distribu-  End of        sales       Period      Net       to Average     Assets   Turnover
                                         tions    Period       charge)      (000's)    Assets     Net Assets       (a)    Rate (b)
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class A Shares
Year ended 12/31/98                      (0.47)   $ 10.77       5.43%       $ 1,938     1.06%       3.91%         1.07%       53%
Year ended 12/31/99                      (0.43)   $  9.98      (3.40%)      $ 1,554     1.07%       4.05%         1.08%      109%
Year ended 12/31/00                      (0.44)   $ 10.71      11.97%       $ 1,479     1.03%       4.36%         1.04%      119%
1/1/01 to 7/31/01(j)                     (0.30)   $ 10.78       3.58%*      $ 1,114     1.04%**     3.98%**       1.06%**     89%
Year ended 7/31/02                       (0.66)   $ 10.77       6.31%       $ 1,498     1.04%       3.83%         1.14%       97%
Year ended 7/31/03                       (0.56)   $ 10.54       3.05%       $ 1,906     1.04%       3.71%         1.18%       21%
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                   (0.50)   $ 10.71       3.36%*      $   511     1.80%**     3.08%**       1.96%**     97%
Year ended 7/31/03                       (0.49)   $ 10.47       2.26%       $ 1,205     1.79%       2.97%         1.92%       21%
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                   (0.50)   $ 10.72       3.42%*      $   210     1.80%**     3.10%**       1.94%**     97%
Year ended 7/31/03                       (0.49)   $ 10.48       2.31%       $   548     1.79%       2.98%         1.93%       21%
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class A Shares
Year ended 12/31/98                      (0.45)   $ 10.76       5.09%       $ 4,038     0.98%       3.97%         0.99%       40%
Year ended 12/31/99                      (0.43)   $ 10.20      (1.27%)      $ 3,745     0.98%       3.97%         0.99%       63%
Year ended 12/31/00                      (0.44)   $ 10.63       8.72%       $ 2,989     0.97%       4.18%         0.98%       59%
1/1/01 to 7/31/01(k)                     (0.26)   $ 10.78       3.91%*      $ 5,204     0.99%**     3.96%**       1.00%**     36%
Year ended 7/31/02                       (0.59)   $ 10.79       5.74%       $ 4,445     0.98%       3.32%         1.07%       86%
Year ended 7/31/03                       (0.41)   $ 10.65       2.48%       $ 4,317     0.98%       3.10%         1.08%       85%
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                   (0.21)   $ 10.78       3.02%*      $   303     1.74%**     2.41%**       1.87%**     86%
Year ended 7/31/03                       (0.33)   $ 10.63       1.67%       $ 1,066     1.73%       2.35%         1.83%       85%
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                   (0.21)   $ 10.78       3.03%*      $   528     1.74%**     2.08%**       1.87%**     86%
Year ended 7/31/03                       (0.33)   $ 10.63       1.64%       $   973     1.73%       2.35%         1.83%       85%
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class A Shares
Year ended 7/31/99                       (0.44)   $ 10.02       1.63%       $22,008     1.00%       3.68%         1.21%       47%
Year ended 7/31/00                       (0.41)   $  9.89       2.85%       $13,257     1.01%       3.88%         1.05%       26%
Year ended 7/31/01                       (0.39)   $ 10.28       8.04%       $14,516     1.01%       3.83%         1.07%       26%
Year ended 7/31/02(l)                    (0.35)   $ 10.48       5.50%       $18,638     1.11%       3.53%         1.17%       28%
Year ended 7/31/03                       (0.34)   $ 10.39       2.39%       $25,177     1.02%       3.23%         1.10%       20%
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class B Shares
10/11/00(d) to 7/31/01                   (0.30)   $ 10.10       5.17%*      $   898     1.78%**     2.99%**       1.84%**     26%
Year ended 7/31/02(l)                    (0.28)   $ 10.29       4.76%       $ 2,732     1.87%       2.72%         1.93%       28%
Year ended 7/31/03                       (0.27)   $ 10.19       1.59%       $ 5,101     1.76%       2.48%         1.84%       20%
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class C Shares
Year ended 7/31/99                       (0.39)   $ 10.01       1.13%       $ 1,071     1.55%       3.05%         1.93%       47%
Year ended 7/31/00                       (0.36)   $  9.87       2.25%       $   990     1.52%       3.30%         1.81%       26%
Year ended 7/31/01                       (0.33)   $ 10.25       7.31%       $ 1,516     1.72%       3.12%         1.89%       26%
Year ended 7/31/02(l)                    (0.28)   $ 10.44       4.71%       $ 3,746     1.88%       2.72%         1.94%       28%
Year ended 7/31/03                       (0.26)   $ 10.35       1.65%       $ 6,395     1.77%       2.48%         1.85%       20%
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class A Shares
Year ended 12/31/98                      (0.40)   $ 10.26       4.60%       $ 5,946     0.84%       3.82%         0.95%       51%
Year ended 12/31/99                      (0.39)   $  9.92       0.51%       $ 4,378     0.86%       3.83%         0.97%       14%
Year ended 12/31/00                      (0.42)   $ 10.09       6.05%       $ 3,629     0.83%       4.01%         0.94%       36%
1/1/01 to 7/31/01(m)                     (0.24)   $ 10.24       4.02%*      $ 3,569     0.84%**     3.85%**       0.96%**     19%
Year ended 7/31/02                       (0.41)   $ 10.38       5.51%       $ 3,575     0.84%       3.49%         1.03%       25%
Year ended 7/31/03                       (0.33)   $ 10.30       2.45%       $ 8,006     0.84%       2.84%         1.02%       12%
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                   (0.26)   $ 10.38       2.82%*      $   374     1.70%**     2.48%**       1.84%**     25%
Year ended 7/31/03                       (0.24)   $ 10.30       1.70%       $ 2,010     1.69%       1.95%         1.76%       12%
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                   (0.26)   $ 10.38       2.89%*      $   795     1.70%**     2.47%**       1.82%**     25%
Year ended 7/31/03                       (0.24)   $ 10.29       1.60%       $ 3,967     1.69%       1.97%         1.77%       12%
-----------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights

(For a share of beneficial interest outstanding throughout each year)

                                                                                                      Net Realized
                                                                    Net Asset                        and Unrealized       Less
                                                                      Value,             Net             Gains/        Distributions
                                                                    Beginning         Investment     (Losses) from          to
                                                                    of Period           Income        Investments      shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class A Shares
Year ended 7/31/99                                                     $1.00             0.04             --              (0.04)
Year ended 7/31/00                                                     $1.00             0.05             --              (0.05)
Year ended 7/31/01                                                     $1.00             0.05             --              (0.05)
Year ended 7/31/02                                                     $1.00             0.02             --              (0.02)
Year ended 7/31/03                                                     $1.00             0.01             --^             (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class B Shares
10/11/00(d) to 7/31/01                                                 $1.00             0.03             --              (0.03)
Year ended 7/31/02                                                     $1.00             0.01             --              (0.01)
Year ended 7/31/03                                                     $1.00               --^            --^                --^
-----------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class C Shares
5/5/02(d) to 7/31/02                                                   $1.00               --^            --                 --^
Year ended 7/31/03                                                     $1.00               --^            --^                --^
-----------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund Class A Shares
Year ended 7/31/99                                                     $1.00             0.04             --              (0.04)
Year ended 7/31/00                                                     $1.00             0.05             --              (0.05)
Year ended 7/31/01                                                     $1.00             0.05             --              (0.05)
Year ended 7/31/02                                                     $1.00             0.02             --              (0.02)
Year ended 7/31/03                                                     $1.00             0.01             --^             (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund Class A Shares
Year ended 12/31/98                                                    $1.00             0.03             --              (0.03)
Year ended 12/31/99                                                    $1.00             0.03             --              (0.03)
Year ended 12/31/00                                                    $1.00             0.04             --              (0.04)
1/1/01 to 7/31/01(c)                                                   $1.00             0.02             --              (0.02)
Year ended 7/31/02                                                     $1.00             0.01             --              (0.01)
Year ended 7/31/03                                                     $1.00             0.01             --              (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund Class A Shares (n)
Year ended 9/30/98                                                     $1.00             0.03             --              (0.03)
10/1/98(o) to 7/31/99                                                  $1.00             0.03             --              (0.03)
Year ended 7/31/00                                                     $1.00             0.03             --              (0.03)
Year ended 7/31/01                                                     $1.00             0.03             --              (0.03)
Year ended 7/31/02                                                     $1.00             0.01             --              (0.01)
Year ended 7/31/03                                                     $1.00             0.01             --^             (0.01)
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights

           (For a share of beneficial interest outstanding throughout each year)

                                                                                          Ratios/Supplemental Data
                                                                              -----------------------------------------------------
                                                                                           Ratios of      Ratios of      Ratio of
                                                                               Net         Expenses          Net         Expenses
                                                     Net Asset                Assets,         to          Investment        to
                                                      Value,                  End of        Average         Income        Average
                                                      End of       Total      Period          Net         to Average        Net
                                                      Period       Return     (000's)        Assets       Net Assets     Assets (a)
-----------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class A Shares
Year ended 7/31/99                                   $   1.00       4.53%     $ 75,024        0.75%          4.39%        0.88%
Year ended 7/31/00                                   $   1.00       5.27%     $215,082        0.77%          5.29%        0.87%
Year ended 7/31/01                                   $   1.00       5.14%     $356,091        0.78%          4.86%        0.88%
Year ended 7/31/02                                   $   1.00       1.77%     $447,556        0.80%          1.71%        0.89%
Year ended 7/31/03                                   $   1.00       0.76%     $436,687        0.79%          0.77%        0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class B Shares
10/11/00(d) to 7/31/01                               $   1.00       3.10%*    $  1,021        1.53%**        3.63%**      1.63%**
Year ended 7/31/02                                   $   1.00       1.00%     $  1,893        1.55%          0.91%        1.64%
Year ended 7/31/03                                   $   1.00       0.32%     $  2,426        1.22%          0.33%        1.65%
-----------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class C Shares
5/5/02(d) to 7/31/02                                 $   1.00       0.19%*    $     60        1.54%**        0.48%**      1.71%**
Year ended 7/31/03                                   $   1.00       0.32%     $    154        1.14%          0.32%        1.65%
-----------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund Class A Shares
Year ended 7/31/99                                   $   1.00       4.41%     $381,105        0.75%          4.26%        0.92%
Year ended 7/31/00                                   $   1.00       5.10%     $264,393        0.77%          4.93%        0.89%
Year ended 7/31/01                                   $   1.00       5.02%     $248,064        0.75%          4.92%        0.85%
Year ended 7/31/02                                   $   1.00       1.58%     $270,062        0.85%          1.57%        0.94%
Year ended 7/31/03                                   $   1.00       0.71%     $177,390        0.81%          0.66%        0.91%
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund Class A Shares
Year ended 12/31/98                                  $   1.00       3.06%     $    346        0.54%          3.02%        0.64%
Year ended 12/31/99                                  $   1.00       2.86%     $    658        0.53%          2.82%        0.63%
Year ended 12/31/00                                  $   1.00       3.70%     $    160        0.54%          3.44%        0.63%
1/1/01 to 7/31/01(c)                                 $   1.00       1.57%*    $    215        0.79%**        2.67%**      0.88%**
Year ended 7/31/02                                   $   1.00       1.25%     $    177        0.70%          1.26%        0.91%
Year ended 7/31/03                                   $   1.00       0.78%     $     19        0.64%          0.90%        0.92%
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund Class A Shares (n)
Year ended 9/30/98                                   $   1.00       2.74%     $ 44,494        0.71%          2.88%        0.71%
10/1/98(o) to 7/31/99                                $   1.00       2.18%*    $ 26,715        0.75%**        2.60%**      1.19%**
Year ended 7/31/00                                   $   1.00       3.40%     $ 29,693        0.38%          3.33%        1.08%
Year ended 7/31/01                                   $   1.00       3.37%     $ 40,981        0.36%          3.26%        0.99%
Year ended 7/31/02                                   $   1.00       1.38%     $ 42,004        0.41%          1.35%        1.02%
Year ended 7/31/03                                   $   1.00       0.80%     $ 53,079        0.52%          0.80%        1.03%
-----------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Notes to Financial Highlights

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)     The Fund changed its fiscal year end to July 31 from December 31.

(d)     Reflects date of commencement of operations.

(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended, July 31, 2002 for the Balanced Fund, Class A, Class B and Class C Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.75% to 0.86%, 0.09% to 0.10% and 0.10% to 0.11%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(f) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Bond Fund, Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.95% to 4.61%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(g) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Bond Fund, Class A Shares was to decrease net investment income per share by ($0.03), increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 4.70% to 4.26%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(h) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Short Term Bond Fund, Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.67% to 4.22%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(i) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the U.S. Government Bond Fund, Class A and Class C Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 3.52% to 3.70% and 2.71% to 2.86%, respectively. Per share, ratios and supplemental data for the periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(j) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Municipal Bond Fund, Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.97% to 3.97%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(k) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Municipal Bond Fund, Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.92% to 3.96%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

                                                               Fifth Third Funds
                                                   Notes to Financial Highlights

(l) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Ohio Municipal Bond Fund, Class A, Class B and Class C Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains an losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.50% to 3.53%, 2.69% to 2.72% and 2.70% to 2.72%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(m) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Michigan Municipal Bond Fund, Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.84% to 3.85%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(n) Information for the period prior to September 21, 1998 is for the Tax Exempt Money Market Fund, the predecessor of the Fifth Third Municipal Money Market Fund.

(o)     Reflects operations for the period from October 1, 1998 through July 31,
        1999.

^       Amount is less than $0.005 per share.

*       Not annualized.

**      Annualized.

#       Represents income or gains/(losses) from affiliates.

(delta) Average shares method used in calculation.

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

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

Addresses

Fifth Third Funds                                                     Fifth Third Funds
Stock and Bond Mutual Funds                                           3435 Stelzer Road
Asset Allocation Funds                                                Columbus, Ohio 43219
Money Market Mutual Funds
Class A Shares
Class B Shares
Class C Shares

Investment Advisor                                                    Fifth Third Asset Management, Inc.
                                                                      38 Fountain Square Plaza
                                                                      Cincinnati, Ohio 45263

Sub-Advisor                                                           Morgan Stanley Investment Management Inc.
(International Equity Fund only)                                      1221 Avenue of the Americas
                                                                      New York, New York 10020

Distributor                                                           Fifth Third Funds Distributor, Inc.
                                                                      3435 Stelzer Road
                                                                      Columbus, Ohio 43219

Administrator, Transfer and Dividend Disbursing Agent,                Fifth Third Bank
     Accountant and Custodian                                         38 Fountain Square Plaza
                                                                      Cincinnati, Ohio 45263

Sub-Administrator                                                     BISYS Fund Services Limited Partnership
                                                                      3435 Stelzer Road
                                                                      Columbus, Ohio 43219

Sub-Transfer and Dividend Disbursing Agent and Sub-Accountant         BISYS Fund Services Ohio, Inc.
                                                                      3435 Stelzer Road
                                                                      Columbus, Ohio 43219

Independent Auditors                                                  PricewaterhouseCoopers LLP
                                                                      100 East Broad Street
                                                                      Suite 2100
                                                                      Columbus, Ohio 43215

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-282-5706
                          Internet: http://www.53.com*
--------------------------------------------------------------------------------

              *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

      o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

      o     At no charge from the Commission's Website at http://www.sec.gov.

                            [LOGO] Fifth Third Funds

                                       Investment Company Act file no. 811-5669.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                            [LOGO] Fifth Third Funds

PU-ABCALL 05/04

                                FIFTH THIRD FUNDS
                        (FORMERLY FOUNTAIN SQUARE FUNDS)

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 30, 2003
                     AS AMENDED AND RESTATED ON MAY 1, 2004

This Combined Statement of Additional Information (the "SAI") relates to the Prospectuses of the following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated November 30, 2003 (and dated March 19, 2004 with respect to the Advisor Shares Prospectus):

Fifth Third Small Cap Growth Fund                           Fifth Third International Equity Fund
Fifth Third Mid Cap Growth Fund                             Fifth Third Bond Fund
Fifth Third Quality Growth Fund                             Fifth Third Intermediate Bond Fund
Fifth Third Large Cap Core Fund                             Fifth Third Short Term Bond Fund
Fifth Third Equity Index Fund                               Fifth Third U.S. Government Bond Fund
Fifth Third Balanced Fund                                   Fifth Third Municipal Bond Fund
Fifth Third Micro Cap Value Fund                            Fifth Third Intermediate Municipal Bond Fund
Fifth Third Small Cap Value Fund                            Fifth Third Ohio Municipal Bond Fund
Fifth Third Multi Cap Value Fund                            Fifth Third Michigan Municipal Bond Fund
Fifth Third Disciplined Large Cap Value Fund                Fifth Third Prime Money Market Fund
Fifth Third LifeModel Aggressive FundSM                     Fifth Third Government Money Market Fund
Fifth Third LifeModel Moderately Aggressive FundSM          Fifth Third Michigan Municipal Money Market Fund
Fifth Third LifeModel Moderate FundSM                       Fifth Third Municipal Money Market Fund
Fifth Third LifeModel Moderately Conservative FundSM        Fifth Third Institutional Money Market Fund
Fifth Third LifeModel Conservative FundSM                   Fifth Third Institutional Government Money Market Fund
Fifth Third Strategic Income Fund                           Fifth Third U.S. Treasury Money Market Fund
Fifth Third Select Stock Fund                               Fifth Third Ohio Tax Exempt Money Market Fund
Fifth Third Technology Fund

This SAI is incorporated in its entirety into the Prospectuses and should be read with the Prospectuses of the Funds.

To receive a copy of any Prospectus, you may write the Trust or call toll-free
(800) 282-5706. This SAI is not a prospectus.

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                TABLE OF CONTENTS

                                                                                                              PAGE
  GENERAL INFORMATION ABOUT THE TRUST
  INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS                                                             3
    Investment Objectives                                                                                     6
    Investment Limitations                                                                                    6
  ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES                                   12
    Types of Investments                                                                                      12
    Portfolio Turnover                                                                                        25
    Investment Risks (Michigan Municipal Money Market Fund and Michigan Municipal Bond Fund)                  26
    Investment Risks (Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund)                         28
  FIFTH THIRD FUNDS MANAGEMENT                                                                                29
    Trustee Liability                                                                                         59
    Codes of Ethics                                                                                           59
    Proxy Voting Policies and Procedures                                                                      59
  INVESTMENT ADVISORY SERVICES                                                                                60
    Investment Advisor to the Trust                                                                           60
    Advisory Fees                                                                                             61
    Administrative Services                                                                                   63
    Custody of Fund Assets                                                                                    65
    Transfer Agent and Dividend Disbursing Agent                                                              65
    Fund Accounting                                                                                           67
    Legal Counsel                                                                                             68
  BROKERAGE TRANSACTIONS                                                                                      68
  PURCHASING SHARES                                                                                           73
    Distribution Plan and Administrative Services Agreement                                                   73
    Conversion of Class B Shares to Class A Shares                                                            74
    Conversion to Federal Funds                                                                               74
    Exchanging Securities for Fund Shares                                                                     74
    Payments to Dealers                                                                                       75
  REDEEMING SHARES                                                                                            77
    Redemption in Kind                                                                                        77
    Postponement of Redemptions                                                                               78
  DETERMINING NET ASSET VALUE                                                                                 78
    Valuation of the Equity Funds, Bond Funds and Funds of Funds                                              78
    Use of Amortized Cost                                                                                     79
    Monitoring Procedures                                                                                     79
    Investment Restrictions                                                                                   79
    Trading in Foreign Securities                                                                             80
  TAX STATUS                                                                                                  80
    Qualification as a Regulated Investment Company                                                           80
    Distributions                                                                                             81
    Exempt-Interest Dividends                                                                                 82
    Municipal Bond, Municipal Money Market, and Tax-Exempt Funds                                              83
    Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions                   83
    Selling Shares                                                                                            84
    Hedging                                                                                                   84
    Discount Securities                                                                                       85
    Backup Withholding                                                                                        85
    Recent Tax Shelter Reporting Regulations                                                                  85
    Shares Purchased Through Tax-Qualified Plans                                                              85
  FINANCIAL STATEMENTS                                                                                        86
  APPENDIX

GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This Statement of Additional Information relates to the following funds (collectively, the "Funds"):

         THE "EQUITY FUNDS":

Fifth Third Quality Growth Fund                             Fifth Third Multi Cap Value Fund
Fifth Third Disciplined Large Cap Value Fund                Fifth Third Micro Cap Value Fund
Fifth Third Select Stock Fund                               Fifth Third Strategic Income Fund
Fifth Third Balanced Fund                                   Fifth Third Small Cap Value Fund
Fifth Third Mid Cap Growth Fund                             Fifth Third Small Cap Growth Fund
Fifth Third Technology Fund                                 Fifth Third Equity Index Fund
Fifth Third International Equity Fund                       Fifth Third Large Cap Core Fund

         THE "ASSET ALLOCATION FUNDS":

Fifth Third LifeModel Conservative FundSM                   Fifth Third LifeModel Moderately Aggressive FundSM
Fifth Third LifeModel Moderately Conservative FundSM        Fifth Third LifeModel Aggressive FundSM
Fifth Third LifeModel Moderate FundSM

         THE "BOND FUNDS":

Fifth Third Bond Fund                                       Fifth Third Intermediate Bond Fund
Fifth Third Short Term Bond Fund                            Fifth Third U.S. Government Bond Fund

         THE "MUNICIPAL BOND FUNDS":

Fifth Third Municipal Bond Fund                             Fifth Third Michigan Municipal Bond Fund
Fifth Third Intermediate Municipal Bond Fund                Fifth Third Ohio Municipal Bond Fund

         THE "MONEY MARKET FUNDS":

Fifth Third Government Money Market Fund                    Fifth Third Institutional Money Market Fund
Fifth Third Prime Money Market Fund                         Fifth Third Institutional Government Money Market Fund
Fifth Third Municipal Money Market Fund                     Fifth Third Michigan Municipal Money Market Fund
Fifth Third U.S. Treasury Money Market Fund                 Fifth Third Ohio Tax Exempt Money Market Fund

With respect to the classes contained in this SAI, the Trust offers shares of the following Funds and shares of the following classes of each Fund:

Fund                                             Select  Preferred  Trust  Institutional  Advisor  Class A  Class B  Class C
----------------------------------------------------------------------------------------------------------------------------
Fifth Third Small Cap Growth Fund
("Small Cap Growth Fund")                                                       X           X          X        X       X

Fifth Third Mid Cap Growth Fund
("Mid Cap Growth Fund")                                                         X           X          X        X       X

Fifth Third Quality Growth Fund
("Quality Growth Fund")                                                         X           X          X        X       X

Fifth Third Large Cap Core Fund
("Large Cap Core Fund")                                                         X                      X        X       X

Fifth Third Equity Index Fund
("Equity Index Fund")                                X        X        X        X           X          X        X       X

Fifth Third Balanced Fund
("Balanced Fund")                                                               X           X          X        X       X

Fifth Third Micro Cap Value Fund
("Micro Cap Value Fund")                                                       X*          X*         X*       X*       X*

Fifth Third Small Cap Value Fund
("Small Cap Value Fund")                                                        X           X          X        X       X

Fifth Third Multi Cap Value Fund
("Multi Cap Value Fund")                                                        X           X          X        X       X

Fifth Third Disciplined Large Cap Value
Fund ("Disciplined Large Cap Value Fund")                                       X                      X        X       X

Fifth Third LifeModel Aggressive FundSM
("LifeModel Aggressive FundSM")                                                 X          X**         X        X       X

Fifth Third LifeModel Moderately Aggressive
FundSM ("LifeModel Moderately Aggressive FundSM")                               X          X**         X        X       X

Fifth Third LifeModel Moderate FundSM
("LifeModel Moderate FundSM")                                                   X          X**         X        X       X

Fifth Third LifeModel Moderately
Conservative FundSM ("LifeModel                                                 X          X**         X        X       X

Moderately Conservative FundSM")
Fifth Third LifeModel Conservative FundSM
("LifeModel Conservative FundSM")                                               X          X**         X        X       X

Fifth Third Strategic Income Fund
("Strategic Income Fund")                                                       X           X          X        X       X

Fifth Third Select Stock Fund
("Select Stock Fund")                                                           X                      X        X       X

Fifth Third Technology Fund
("Technology Fund")                                                             X           X          X        X       X

Fifth Third International Equity Fund
("International Equity Fund")                                                   X           X          X        X       X

Fifth Third Bond Fund
("Bond Fund")                                                                   X           X          X        X       X

Fifth Third Intermediate Bond Fund
("Intermediate Bond Fund")                                                      X                      X      X***      X

Fifth Third Short Term Bond Fund
("Short Term Bond Fund")                                                        X                      X                X

Fifth Third U.S. Government Bond Fund
("Government Bond Fund")                                                        X                      X                X

Fifth Third Municipal Bond Fund
("Municipal Bond Fund")                                                         X           X          X        X       X

Fifth Third Intermediate Municipal Bond
Fund ("Intermediate Municipal Bond Fund")                                       X                      X      X***      X

Fifth Third Ohio Municipal Bond Fund
("Ohio Municipal Bond Fund")                                                    X                      X        X       X

Fifth Third Michigan Municipal Bond Fund
("Michigan Municipal Bond Fund")                                                X                      X        X       X

Fifth Third Prime Money Market Fund
("Prime Money Market Fund")                                                     X           X          X        X       X

Fifth Third Government Money Market Fund
("Government Money Market Fund")                                                X                      X

Fifth Third Michigan Municipal Money Market
Fund ("Michigan Municipal Money Market Fund")                                   X                      X

Fifth Third Municipal Money Market Fund
("Municipal Money Market Fund")                      X        X        X        X                      X


                                       4

Fifth Third Institutional Money Market Fund
("Institutional Money Market Fund")                  X        X        X        X

Fifth Third Institutional Government Money
Market Fund ("Institutional Government
Money Market Fund")                                  X        X        X        X

Fifth Third U.S. Treasury Money Market Fund
("U.S. Treasury Money Market Fund")                  X        X        X        X

Fifth Third Ohio Tax Exempt Money Market
Fund ("Ohio Tax Exempt Money Market Fund")                                     X**

* These shares currently are not available to the public, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries.

**   These shares are currently not available to the public.

*** Effective January 30, 2004, Class B shares were closed for purchases to all investors with no exceptions. Effective April 12, 2004, shareholders of Class B shares of any Fifth Third Fund are no longer permitted to exchange such shares for Class B shares of the Fifth Third Intermediate Bond Fund or the Fifth Third Intermediate Municipal Bond Fund.

Each Fund, each Fund of Funds and each of the underlying Funds, is an "open-end" management investment company, and other than the Select Stock Fund, Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund, is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Ohio Municipal Bond Fund, is any Fund other than a diversified Fund and is not subject to the foregoing restriction.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Advisor, Class A, Class B, and Class C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.

For purposes of determining the presence of a quorum and counting votes on the matters presented, Shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Meeting. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the affirmative vote necessary to approve the matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

The Fund's executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.

The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Asset Management, Inc. (the "Advisor"). Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bancorp. Morgan Stanley Investment Management Inc. ( "Morgan Stanley") serves as investment sub-advisor to the International Equity Fund.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectuses.

INVESTMENT OBJECTIVES

Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

INVESTMENT LIMITATIONS -- STOCK AND BOND FUNDS, ASSET ALLOCATION FUNDS

For purposes of this section, "Investment Limitations--Stock and Bond Funds, Funds of Funds" the term "Funds" shall mean the Equity Funds, the Funds of Funds, the Bond Funds and the Municipal Bond Funds but not the Money Market Funds.

FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

ISSUING SENIOR SECURITIES AND BORROWING MONEY.

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of the Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Select Stock Fund) may enter into futures contracts, as applicable.

The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money.

SELLING SHORT AND BUYING ON MARGIN.

None of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund (with the exception of the Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Select Stock Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

PLEDGING ASSETS.

The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

LENDING CASH OR SECURITIES.

The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and
(ii) portfolio securities up to one-third of the value of total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

INVESTING IN COMMODITIES.

None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of the Ohio Municipal Bond Fund, Government Bond Fund, Intermediate Municipal Bond Fund and Select Stock Fund) may engage in transactions involving financial futures contracts or options on financial futures contracts.

INVESTING IN REAL ESTATE.

None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds (except for the Government Bond Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

DIVERSIFICATION OF INVESTMENTS.

Each of the Funds (except the Select Stock Fund and the Ohio Municipal Bond
Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

DEALING IN PUTS AND CALLS.

The Select Stock Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, Multi Cap Value Fund, Micro Cap Value Fund and Strategic Income Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

CONCENTRATION OF INVESTMENTS.

Each Fund will not invest 25% or more of the value of its total assets in any one industry, except that each of these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities. Regarding the Strategic Income Fund and Funds of Funds, underlying Funds are not themselves considered to be included in an industry for purposes of the preceding limitation.

The Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Michigan Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, each of these Funds may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

UNDERWRITING.

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

NON-FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

DEALING IN PUTS AND CALLS

The International Equity Fund will not buy or sell puts, calls, straddles, spreads or any combination of these.

INVESTING IN ILLIQUID SECURITIES.

The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

For the Strategic Income Fund and International Equity Fund, shares of open-ended investment companies will be considered illiquid if the Strategic Income Fund or International Equity Fund holds over 1% of the issuing investment company's total outstanding securities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.

The Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company. The Funds (except the Strategic Income Fund and International Equity
Fund) will invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

The Funds of Funds may invest all of their assets in investment companies.

CONCENTRATION OF INVESTMENTS

INTERNATIONAL EQUITY FUND

The International Equity Fund will not invest more than 25% of its total assets in the securities of underlying funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in underlying funds, the Fund indirectly may invest more than 25% of its assets in one industry.

Underlying funds are not themselves considered to be included in an industry for purposes of the preceding limitation and will typically constitute over 25% of the Fund's total assets.

STRATEGIC INCOME FUND

The Strategic Income Fund will not invest in the securities of underlying Funds which concentrate (i.e., invest more than 25% of their assets) in the same industry.

With respect to investments other than those in underlying funds ("non-investment company holdings"), the Strategic Income Fund will not invest 25% or more of the value of non-investment company holdings in any one industry except that the Fund may invest more than 25% of the value of non-investment company holdings in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

INVESTING IN PUT OPTIONS.

The International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund and Strategic Income Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

WRITING COVERED CALL OPTIONS.

The International Equity Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INVESTMENT LIMITATIONS -- MONEY MARKET FUNDS

For purposes of this section, "Investment Limitations--Money Market Funds," the term "Funds" shall mean the Money Market Funds but not the Equity Funds, the Bond Funds or the Municipal Bond Funds.

FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares.

SELLING SHORT AND BUYING ON MARGIN.

None of the Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

ISSUING SENIOR SECURITIES AND BORROWING MONEY.

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes (except for the Government Money Market
Fund) or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

None of the Funds will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. None of the Funds has any present intention to borrow money.

PLEDGING SECURITIES OR ASSETS.

The Prime Money Market Fund will not pledge securities. The Government Money Market Fund, Municipal Money Market Fund, U.S. Treasury Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE.

The Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Municipal Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING.

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

LENDING CASH OR SECURITIES.

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and
(ii) portfolio securities of the Funds (other than the U.S. Treasury Money Market Fund) may be lent to third parties. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

ACQUIRING VOTING SECURITIES.

The Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund and Michigan Municipal Money Market Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.

The Municipal Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

DIVERSIFICATION OF INVESTMENTS.

Each of the Funds (except the Ohio Tax-Exempt Money Market Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

CONCENTRATION OF INVESTMENTS.

Each of the Prime Money Market Fund, Institutional Government Money Market Fund and Institutional Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its total assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its total assets in instruments of foreign banks.

Each of the Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Ohio Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects; provided that, this limitation shall not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

DEALING IN PUTS AND CALLS.

The Money Market Funds will not buy or sell puts, calls, straddles, spreads, or any combination of these.

OHIO TAX EXEMPT MONEY MARKET FUND

The Fifth Third Ohio Tax Exempt Money Market Fund, under normal circumstances, invests at least 80% of its assets in Ohio municipal securities, the income from which is exempt from federal income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities.

NON-FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.

The Prime Money Market Fund will limit investments in securities of other investment companies as required by the 1940 Act as follows. Under the 1940 Act, investment company securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets. Additionally, the 1940 Act permits a Fund to purchase securities of an investment company if, with respect to each such Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets.

The Government Money Market Fund, Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, U.S. Treasury Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund and Michigan Municipal Money Market Fund will limit investments in securities of other investment companies as required by the 1940 Act as follows. Under the 1940 Act, investment company securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets. Additionally, the 1940 Act permits a Fund to purchase securities of an investment company if, with respect to each such Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities.

INVESTING IN ILLIQUID SECURITIES.

None of the Funds will invest more than 10% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES

TYPES OF INVESTMENTS

BANK INSTRUMENTS.

Each Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund and Michigan Municipal Money Market Fund may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

BEAR FUNDS

The International Equity Fund may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500 Index(R) or to hedge an existing portfolio of securities or mutual fund shares.

Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite likely result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes.

Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. These bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.

CLOSED-END INVESTMENT COMPANIES

The Strategic Income Fund, International Equity Fund and the funds in which they invest may invest in closed-end investment companies. Shares of closed-end investment companies will be acquired by investors in transactions not involving a public offering. These shares will be "restricted securities" and may be required to be held until the Fund's termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will at the option of the Fund be required to provide the Fund with a legal opinion, in form and substance satisfactory to the Fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the Fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the Fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the Fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the Fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The Fund may withhold consent to such an assumption at its absolute discretion.

CUSTODY RECEIPTS. The Strategic Income Fund, Balanced Fund, Intermediate Bond Fund, Bond Fund and U.S. Government Bond Fund may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. The sponsor will then generally sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Strategic Income Fund, Balanced Fund, Intermediate Bond Fund, Bond Fund and U.S. Government Bond Fund, are corporate debt securities. Additionally, custody receipts may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

EXCHANGE-TRADED FUNDS

The Funds may invest in shares of various exchange-traded funds ("ETFs"), including exchange-traded index and bond funds. Such ETFs include those listed on U.S. and foreign exchanges. ETFs seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bonds rises and falls. The market value of their shares may differ from the net asset value of the particular fund. A Fund will bear its ratable share of the ETFs' expenses, including its advisory and administration fees. At the same time, a Fund will continue to pay its own investment management fees and other expenses. As a result, a Fund will absorb duplicate levels of fees with respect to investments in ETFs.

FUTURES AND OPTIONS TRANSACTIONS.

All of the Funds (subject to the exceptions noted below) and funds in which the International Equity Fund invests may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

As a means of reducing fluctuations in the net asset value of shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

FUTURES CONTRACTS.

The Funds, except the Money Market Funds, (other than the International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund and Strategic Income Fund) and the funds in which the International Equity Fund invests may enter into futures contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.

Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The International Equity Fund may also invest in securities index futures contracts when Morgan Stanley believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

STOCK INDEX OPTIONS.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Select Stock Fund, Micro Cap Value Fund, Strategic Income Fund, International Equity Fund, Michigan Municipal Bond and Municipal Bond Fund) and the funds in which the International Equity Fund invests may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor (or Morgan Stanley, as applicable) to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Select Stock Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund and Municipal Bond Fund) and the funds in which the International Equity Fund invests may purchase listed put options on financial futures contracts (and the International Equity Fund may purchase such put options over-the-counter). The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, or in the case of the International Equity Fund, when Morgan Stanley believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when Morgan Stanley believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Select Stock Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, Michigan Municipal Bond and Municipal Bond Fund) and the funds in which the International Equity Fund invests may write listed call options or over-the-counter call International Equity on futures contracts, to hedge their portfolios against an increase in market interest rates, or in the case of International Equity Fund, when Morgan Stanley believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

LIMITATION ON OPEN FUTURES POSITIONS.

No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"MARGIN" IN FUTURES TRANSACTIONS.

Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Select Stock Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, Michigan Municipal Bond, and Municipal Bond Fund) and the funds in which the International Equity Fund invests may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES.

The Funds (other than the Money Market Funds, Ohio Municipal Fund, Intermediate Municipal Bond Fund, Michigan Municipal Bond, Select Stock Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income
Fund) and the funds in which the International Equity Fund invests may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

OVER-THE-COUNTER OPTIONS.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Michigan Municipal Bond, the Select Stock Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund and Strategic Income Fund) and the funds in which the International Equity Fund invests may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS").

The U.S. Government Bond Fund, Bond Fund, Balanced Fund, Short Term Bond Fund, Intermediate Bond Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, Prime Money Market Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and the Municipal Bond Fund may invest in CMOs.

Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

Certain debt securities such as, but not limited to, mortgage-related securities, collateralized mortgage obligations (CMO's), asset backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

CONVERTIBLE SECURITIES.

The Quality Growth Fund, Technology Fund, Mid Cap Growth Fund, Balanced Fund, International Equity Fund, Select Stock Fund, Disciplined Large Cap Value Fund, Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund, Small Cap Value Fund, Equity Index Fund, Large Cap Core Fund, Bond Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Municipal Bond Fund and the funds in which the International Equity Fund invests may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor or Morgan Stanley, as applicable, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.

In selecting convertible securities for a Fund, the Advisor or Morgan Stanley, as applicable, evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor or Morgan Stanley, as applicable, considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

GUARANTEED INVESTMENT CONTRACTS.

The Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, Government Money Market Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Municipal Bond Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund and Municipal Bond Fund will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

WARRANTS.

The Quality Growth Fund, Technology Fund, Mid Cap Growth Fund, Balanced Fund, International Equity Fund, Disciplined Large Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund, Equity Index Fund, Large Cap

Core Fund and the funds in which the International Equity Fund invests may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

MUNICIPAL SECURITIES.

The Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund may invest in Ohio municipal securities which have the characteristics set forth in their respective prospectus. The Intermediate Municipal Bond Fund, the Money Market Funds, Michigan Municipal Bond Fund and Municipal Bond Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of municipal securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; government lease certificates purchased by the Fund will not contain nonappropriation clauses; (b) municipal notes and tax-exempt commercial paper;
(c) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h) general obligation bonds.

PARTICIPATION INTERESTS.

The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Prime Money Market Fund, Government Money Market Fund, International Equity Fund Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, International Equity Fund, Small Cap Growth Fund, Equity Index Fund, Large Cap Core Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund and Municipal Bond Fund may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Ohio Municipal Bond Fund, the Intermediate Municipal Bond Fund and the Municipal Money Market Fund may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

STRIPPED OBLIGATIONS.

The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, U.S. Treasury Money Market Fund, Prime Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund and Municipal Bond Fund may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. These Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar-denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.

Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, the Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund and Municipal Bond Fund may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. The staff of the Securities and Exchange Commission believes that participations in TIGRs, CATS and other similar trusts are not U.S. Government securities.

Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

VARIABLE RATE MUNICIPAL SECURITIES.

The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Balanced Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Prime Money Market Fund, Government Money

Market Fund, U.S. Treasury Money Market Fund and Municipal Bond Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

LOAN PARTICIPATION NOTES.

The Institutional Money Market Fund, Institutional Government Money Market Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Municipal Bond Fund, Bond Fund, Intermediate Municipal Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Prime Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund and Michigan Municipal Money Market Fund may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

MUNICIPAL LEASES.

The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund and the Municipal Bond Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects);
(d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

STAND-BY COMMITMENTS.

The Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Municipal Bond Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, Government Money Market Fund, Prime Money Market Fund, Municipal Money Market Fund and the Institutional Money Market Funds may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

CASH.

From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash will reduce the Fund's return and, in the case of bond funds and money market funds, the Fund's yield.

FOREIGN CURRENCY TRANSACTIONS.

The International Equity Fund and the funds in which it invests may engage in foreign currency transactions.

CURRENCY RISKS.

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the International Equity Fund values its assets daily in U.S. dollars, it might not convert its holdings of foreign currencies to U.S. dollars daily. The International Equity Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

The International Equity Fund and the funds in which it may invest will engage in foreign currency exchange transactions in connection with its portfolio investments. The International Equity Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.

The International Equity Fund and the funds in which it may invest may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. Each of the Advisor and Subadvisor believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Funds' best interest to do so. The International Equity Fund may also enter into forward foreign currency exchange contracts to gain exposure to currencies underlying various securities or financial instruments held in the Fund.

The International Equity Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisor or Subadvisor, as applicable, believes will tend to be closely correlated with that currency with regard to price movements. Generally, the International Equity Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

FOREIGN CURRENCY OPTIONS.

The International Equity Fund may engage in foreign currency options, and the funds in which the International Equity Fund may invest may purchase funds that engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the International Equity Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the International Equity Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if the International Equity Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.

SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS.

Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the International Equity Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the International Equity Fund will not purchase or write such options unless and until, in the opinion of the Advisor or Subadvisor, as applicable, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

FOREIGN CURRENCY FUTURES TRANSACTIONS.

By using foreign currency futures contracts and options on such contracts, the International Equity Fund and the funds in which it may invest may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The International Equity Fund and the funds in which it invests may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the International Equity Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisor or Subadvisor, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the International Equity Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

U.S. GOVERNMENT OBLIGATIONS.

The types of U.S. government obligations in which any of the Funds may invest include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

VARIABLE RATE U.S. GOVERNMENT SECURITIES.

Some of the short-term U.S. government securities that the Money Market Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.

Each Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of their assets.

REPURCHASE AGREEMENTS.

Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor or Morgan Stanley, as applicable, to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS.

Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

LENDING OF PORTFOLIO SECURITIES.

Each Fund (other than the U.S. Treasury Money Market Fund) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES.

Each Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor or Morgan Stanley, as applicable, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the SEC staff has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

TEMPORARY AND DEFENSIVE INVESTMENTS.

Each Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. Each of the Short Term Bond Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Municipal Bond Fund may shorten their dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor. The Michigan Municipal Bond Fund may invest in municipal bonds the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The Michigan Municipal Money Market Fund may invest in short-term taxable money market obligations. The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor or Morgan Stanley, as applicable, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.

PORTFOLIO TURNOVER

The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds except the Money Market Funds and Funds in existence for less than one year:

                                    FISCAL YEAR ENDED         FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                      JULY 31, 2003             JULY 31, 2002              JULY 31, 2001
Small Cap Growth Fund                      63%                       25%                         13%(**)
Mid Cap Growth Fund                        25%                       27%                        26%
Quality Growth Fund                        19%                       20%                        20%
Large Cap Core Fund                        13%                       5%                        5%(**)
Equity Index Fund                           2%                       9%                        4%(**)
Balanced Fund                             133%                       78%                        77%
Micro Cap Value Fund                       28%                    16%(***)                       47%(*)
Small Cap Value Fund                    39%(****)                    --                         --
Multi Cap Value Fund                       23%                    25%(***)                    80%(*)
Disciplined Large Cap Value Fund           79%                       22%                        19%
LifeModel Aggressive FundSM                79%                       --                         --
LifeModel Moderately
    Aggressive FundSM                      55%                       --                         --
LifeModel Moderate FundSM                  55%                       --                         --
LifeModel Moderately
    Conservative FundSM                    72%                       --                         --
LifeModel Conservative FundSM              63%                       --                         --
Strategic Income Fund                      38%                    27%(***)                    34%(*)
Select Stock Fund                          50%                       70%                       139%


                                       25

Technology Fund                           258%                       97%                        50%
International Equity Fund                  44%                       23%                        42%
Bond Fund                                 332%                      229%                     131%(**)
Intermediate Bond Fund                    252%                      229%                     141%(**)
Short Term Bond Fund                       72%                      111%                      56%(**)
U.S. Government Bond Fund                 304%                      180%                        77%
Municipal Bond Fund                        21%                       97%                      89%(**)
Intermediate Municipal Bond Fund           85%                       86%                      36%(**)
Ohio Municipal Bond Fund                   20%                       28%                        26%
Michigan Municipal Bond Fund               12%                       25%                      19%(**)

*        For the fiscal year ended December 31st.

** Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31.

*** Reflects the period from January 1, 2002 through July 31, 2002. The Fund changed its fiscal year end to July 31 from December 31.

**** Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.

INVESTMENT RISKS (MICHIGAN MUNICIPAL MONEY MARKET FUND AND MICHIGAN MUNICIPAL BOND FUND)

The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. It remains highly cyclical despite a gradually diversifying economy.

Total wage and salary employment is estimated to have declined by 0.9% in 2002. The rate of unemployment is estimated to have been 6.1% in 2002, substantially increased from the rate of 3.4% in 2000. Personal income grew at an estimated 2.0% annual rate in 2002.

During the six years ending with the year 2000, improvements in the Michigan economy resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, resulted in State General Fund budget surpluses, a substantial part of which were transferred to the State's counter-cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 2000 is estimated to have been in excess of $1.2 billion. These favorable trends did not continue in the period 2001-2003, as the Michigan economy felt the effects of the downturn in the national economy. In July, 2001 the Legislature began making adjustments in State expenditures and projected revenues. These adjustments reduced the balance of the Budget and Economic Stabilization Fund by September 30, 2002 to $145 million.

Among the budget uncertainties facing the State during the next several years are whether the recently-enacted school finance reform package will provide adequate revenues to fund Kindergarten through Twelfth Grade education in the future, whether international monetary or financial crises will adversely affect Michigan's economy, particularly automobile production, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments.

The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

If in any fiscal year revenues exceed the revenue limitation by 1% or more, the entire amount of such excess must be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than 1% may be transferred to the State's Budget and Economic Stabilization Fund, a cash reserve intended to mitigate the adverse effects on the State budget of downturns in the business cycle. The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year.

The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for the purpose of determining compliance with the provision cited above.

The State Constitution limits State general obligation debt to (i) short-term debt for State operating purposes, (ii) short-and long-term debt for the purpose of making loans to school districts, and (iii) long-term debt for voter-approved purposes.

Short-term debt for operating purposes is limited to an amount not in excess of 15% of undedicated revenues received during the preceding fiscal year and must be issued only to meet obligations incurred pursuant to appropriation and repaid during the fiscal year in which incurred. Such debt does not require voter approval.

The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts. The bonds may be issued in whatever amount required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

There are also various State authorities and special purpose agencies created by the State which issue bonds secured by specific revenues. Such debt is not a general obligation of the State.

The State has issued an outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 2002, the State had approximately $1.1 billion of general obligation bonds outstanding.

The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

As of July, 2003, the ratings on State of Michigan general obligation bonds are "Aaa" by Moody's and "AAA" by S&P. There is no assurance that such ratings will continue for any period of time or that such ratings will not be revised or withdrawn. Because all or most of the Michigan Municipal Obligations are revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan Municipal Obligations may be different from those given to the State of Michigan.

The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving other budgetary reductions to school districts and governmental units, and court funding. The ultimate disposition of these proceedings was not determinable as of mid 2003.

The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

On March 15, 1994, Michigan voters approved a property tax and school finance reform measure known as Proposal A. Under Proposal A, as approved and implemented, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.1% in 2002 and 4.0% in 2003, the cigarette tax increased from $.25 to $.75 per pack (to which an additional $.50 per pack was imposed in 2002) and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A ..75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on non-homestead property and nonqualified agricultural property. Proposal A, as implemented, contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

Proposal A shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and impact the State's ability to raise additional revenues in the future.

INVESTMENT RISKS (OHIO MUNICIPAL BOND FUND AND OHIO TAX EXEMPT MONEY MARKET
FUND)

The State of Ohio is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has declined. Job growth in the state has been primarily in business services and distribution sectors. Ohio's economy is concentrated in automobile production and equipment, steel, rubber products and household appliances. Because Ohio and certain municipalities have large exposure to these industries, trends in these industries, over the long term, may impact the demographic and financial position of Ohio and its municipalities. To the degree that Ohio municipalities are exposed to domestic manufacturers that fail to make competitive adjustments, employment rates and disposable income of Ohio residents may deteriorate, possibly leading to population declines and the erosion of municipality tax bases.

In addition to the economic trends above, the political climate in various municipalities may contribute to the decisions of various businesses and individuals to relocate outside of Ohio. A municipality's political climate in particular may affect its own credit standing. For Ohio and its underlying municipalities, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of issuances meeting the Fund's standards for investment.

Ohio ended fiscal year 2003 with a General Revenue Fund balance of $52.3 million. Ohio has also maintained a "rainy day" fund, the Budget Stabilization Fund, which had a balance of approximately $180.7 million as of the end of fiscal year 2003. Litigation, similar to that in other states, has been pending in Ohio courts since 1991 questioning the constitutionality of Ohio's system of school funding and compliance with the state constitutional requirement that Ohio provide a "thorough and efficient system of common schools." On December 11, 2002, the Ohio Supreme Court, in a 4-3 decision, concluded (as it had in 1997 and 2000) that the State had not complied with that requirement and directed the General Assembly "to enact a school-funding scheme that is thorough and efficient." At this time, it is not possible to predict the response of the General Assembly to this decision or whether any such response will be subject to further litigation. School funding poses significant but manageable challenges to the overall fiscal stability of Ohio.

Ohio has established procedures for municipal fiscal emergencies under which financial planning and supervision commissions are established to monitor the fiscal affairs of financially troubled municipality. The original municipal fiscal emergency law was enacted in 1979 as a response to a financial crisis in the city of Cleveland. Since that time, financial planning and supervision commissions have aided 32 Ohio municipalities declared in fiscal emergency. As of July 2003, only ten remain under stewardship. Under this law, a municipality is required to develop a financial plan to eliminate deficits and cure any defaults. In 1996, the fiscal emergency protection law was extended to Ohio counties and townships.

The foregoing discussion only highlights some of the significant financial trends and problems affecting Ohio and its underlying municipalities.

                          FIFTH THIRD FUNDS MANAGEMENT

The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                              INDEPENDENT TRUSTEES

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                                                            IN FUND
                        POSITION(S)    TERM OF                                              COMPLEX
                           HELD        OFFICE AND                                          OVERSEEN            OTHER
     NAME, ADDRESS       WITH THE      LENGTH OF       PRINCIPAL OCCUPATION(S)                BY           DIRECTORSHIPS
       AND AGE            FUNDS        TIME SERVED     DURING THE PAST 5 YEARS              TRUSTEE       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
David J. Durham         Trustee        Indefinite,     President and Chief                     35              None
Birthdate: 5/10/1945                   June 2001-      Executive Officer of Clipper
                                       Present         Products, Inc., a wholesale
                                                       distributor, 1997-Present.

J. Joseph Hale Jr.      Trustee        Indefinite,     President, Cinergy Foundation,          35              None
Birthdate: 9/11/1949                   March           November 2001-Present. President,
                                       2001-Present    Cinergy Corp., Cincinnati Gas &
                                                       Electric Co., The Union Light Heat
                                                       & Power Co., November 2000-October
                                                       2001.  Vice President, Corporate
                                                       Communications, August 1996-June 2000.

John E. Jaymont         Trustee        Indefinite,     AVP, PIANKO, Feb. 2002-                 35              Printing
Birthdate: 12/5/1944                   October         Present. Business                                       Industries of
                                       2001- Present   Management Consultant, April                            America: Web
                                                       2000-February 2002. President,                          Offset Assoc.,
                                                       Metroweb Corp. (publications                            Director; Master
                                                       printing) 1997-2000.                                    Printers of
                                                                                                               America,
                                                                                                               Director.

David J. Gruber         Trustee        Indefinite,     Ohio Arts & Sports Facilities           35              None
Birthdate: 8/19/1963                   December        Commission (state funding oversight
                                       2003-Present    agency), CFO, April 2003-Present.
                                                       Ohio Expositions Commission (state
                                                       fair and expo center), Finance
                                                       Director, April 1996-April 2003.

     INTERESTED TRUSTEE

Edward Burke Carey*     Chairman-      Indefinite,     President of Carey Realty               35              The Foundation
Birthdate  7/2/1945     Board of       January         Investments, Inc                                        of the Catholic
                        Trustees                       1989-Present                                            Diocese of
                                                                                                               Columbus-Trustee
                                                                                                               Ohio and
                                                                                                               Kentucky
                                                                                                               Chapters of the

                                                       Counselors of
                                                       Real
                                                       Estate-Trustee,
                                                       Chairman.

--------------
*    Mr. Carey is treated by the Funds as an "interested person" (as defined in
     Section 2(a)(19) of the 1940 Act) of

the Funds and the Investment Advisor. Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates.



       POSITION(S)                 TERM OF
       HELD                        OFFICE AND
       NAME, ADDRESS               WITH THE               LENGTH OF            PRINCIPAL OCCUPATION(S)
       AND AGE                     FUNDS                  TIME SERVED          DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
                   OFFICERS

C. David Bunstine                  President              Indefinite,           Employee of BISYS Fund Services
Birthdate: 7/30/1965               March 2003             Limited Partnership   December 1987
                                                          since - Present

Russell D. Ungerman                Vice President         Indefinite,           Trust Officer of Fifth Third
Birthdate: 2/09/1971               September              Bank, 1998-present;   Trust
                                                          2002 -Present         Officer of Wilmington Trust
                                                          Co., 1994-1998.

Rodney L. Ruehle                   Vice                   Indefinite,           Employee of BISYS Fund
Birthdate: 4/26/1968               President and          September             Services Limited Partnership.
                                                          Secretary             2001-Present

Adam S. Ness                       Treasurer              Indefinite,           Employee of BISYS Fund
Birthdate: 10/14/1972              September              Services Limited      since June 1998.
                                                          Partnership
                                                          2001-Present

Warren Leslie                      Assistant              Indefinite,           Employee of BISYS Funds
Birthdate: 2/13/1962               Secretary and          September             Service Limited Partnership
                                   Assistant              2001-Present          since May 1995.
                                   Treasurer


For interested Trustees and Officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

                  POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME              UNDERWRITERS OF THE FUNDS

C. David Bunstine BISYS Fund Services, Vice President, Client Services Russell Ungerman Fifth Third Bank, Trust Officer
Rodney L. Ruehle  BISYS Fund Services, Director, Compliance Services
Adam S. Ness      BISYS Fund Services, Vice President, Financial Services
Warren Leslie     BISYS Fund Services, Director, Client Services

COMMITTEES OF THE BOARD OF TRUSTEES

AUDIT COMMITTEE

The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, and Jaymont serve on this Committee. For the year ended December 31, 2002, there were 5 meetings of the Audit Committee.

NOMINATING COMMITTEE

The purpose of the Nominating Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hale, Durham, and Jaymont serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations

Committee in care of the Fifth Third Funds. During the year ended December 31, 2002, the Nominating Committee did not meet.

SECURITIES OWNERSHIP

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2002:


                                                                               AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                 SECURITIES IN ALL REGISTERED
                                          DOLLAR RANGE OF EQUITY               INVESTMENT COMPANIES OVERSEEN BY
                                                SECURITIES                      TRUSTEE IN FAMILY OF INVESTMENT
          NAME OF TRUSTEE                      IN THE FUNDS                                COMPANIES
Edward Burke Carey                  Select Stock Fund: $50,001 - $100,000                 >$100,000*
                                     Quality Growth Fund: > $100,000*
                                   Prime Money Market Fund: $1 - $10,000
                                     Balanced Fund: $10,001 - $50,000
                                  International Equity Fund: $1 - $10,000
                                     Mid Cap Growth Fund: > $100,000*
                                       Technology Fund: $1 - $10,000
                              Government Money Market Fund: $10,001 - $50,000

J. Joseph Hale, Jr., Trustee                    $0                                            $0

David J. Durham                    Bond Fund: $10,001 - $50,000                       $50,001 - $100,000
                                  Mid Cap Growth Fund: $10,001 - $50,000
                                  Multi Cap Value Fund: $10,001 - $50,000
                                  Quality Growth Fund: $10,001 - $50,000

John E. Jaymont                  Quality Growth Fund: $1 - $10,000                       $1 - $10,000
                                    Small Cap Growth Fund: $1 - $10,000
                                       Worldwide Fund: $1 - $10,000

David J. Gruber                                 $0                                            $0

*    denotes greater than

For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2002:


                         NAME OF OWNERS
                               AND
       NAME OF            RELATIONSHIPS                        TITLE OF          VALUE OF          PERCENT OF
        TRUSTEE          TO TRUSTEE              COMPANY         CLASS          SECURITIES           OF CLASS
J. Joseph Hale, Jr.       N/A                  N/A             N/A               N/A                   N/A
David J. Durham           N/A                  N/A             N/A               N/A                   N/A
John E. Jaymont           N/A                  N/A             N/A               N/A                   N/A
David J. Gruber           N/A                  N/A             N/A               N/A                   N/A

As of November 1, 2003, the Officers and Trustees owned less than 1% of any class of any Fund.

TRUSTEES COMPENSATION
                             AGGREGATE COMPENSATION FROM THE               TOTAL COMPENSATION FROM FUNDS AND FUND
                            FUNDS FOR THE FISCAL YEAR ENDING            COMPLEX PAID TO TRUSTEES FOR THE FISCAL YEAR
NAME OF PERSON, POSITION              JULY 31, 2003                                 ENDING JULY 31, 2003
Edward Burke Carey, Trustee              $29,000                                           $29,000
J. Joseph Hale, Jr., Trustee             $25,500                                           $25,500
David J. Durham, Trustee                 $25,500                                           $25,500
John E. Jaymont, Trustee                 $27,000                                           $27,000

The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of November 1, 2003:


                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
BALANCED FUND ADVISOR CLASS                                       RECORD               BENEFICIAL

FISERV SECURITIES  INC
FAO 16646324
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           97.81%                 97.81%

BALANCED FUND CLASS A

FISERV SECURITIES  INC
FAO 16520904
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           80.46%                 80.46%

NFSC FEBO    279-102520
FIRST MERCANTILE-PREMIER TR FI
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                                15.46%                 15.46%

BALANCED FUND CLASS B

FISERV SECURITIES  INC
FAO 16692957
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           98.90%                 98.90%

BALANCED FUND CLASS C

FISERV SECURITIES  INC
FAO 16215895
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           75.79%                 75.79%

NFSC FEBO A74-001996
DAVID L. BUMMINGS
3220 MADONNA DRIVE
EDGEWOOD KY 41017                                                 22.07%                 22.07%

BALANCED FUND INST CLASS


                                       33

LINK & COMPANY
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             72.08%                 52.62%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             27.40%                 21.09%

BOND FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 45898566
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           96.75%                 96.75%


                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 16953695
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           70.02%                 70.02%

NATIONAL FINANCIAL
82 DEVONSHIRE ST
BOSTON  MA  02109                                                 23.63%                 23.63%

BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 16259629
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.94%                 99.94%

BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 31550052
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           95.03%                 95.03%

BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             89.77%                 83.48%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263                                              8.76%                  6.57%

DISCIPLINED LARGE CAP VALUE FUND CLASS A


                                       34

FISERV SECURITIES  INC
FAO 31477014
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           84.44%                 84.44%

NFSC FEBO    279-102512
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                                13.90%                 13.90%

DISCIPLINED LARGE CAP VALUE FUND CLASS B

FISERV SECURITIES INC.
FAO 45914825
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.27%                 99.27%

DISCIPLINED LARGE CAP VALUE FUND CLASS C

FISERV SECURITIES  INC
FAO 16795818
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           95.51%                 95.51%


                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
DISCIPLINED LARGE CAP VALUE FUND INST CL

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             97.12%                 92.26%

EQUITY INDEX FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16070963
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           96.96%                 96.96%

EQUITY INDEX FUND CLASS A

NFSC FEBO    105-643289
FMT CO CUST IRA ROLLOVER
5068 HOWES LN

SAN JOSE  CA  951182126                                           41.49%                 41.49%

FISERV SECURITIES  INC
FAO 31528037
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           36.71%                 36.71%

EQUITY INDEX FUND CLASS B

FISERV SECURITIES  INC
FAO 16085139
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           93.13%                 93.13%


                                       35

NFSC FEBO    579-556882
FMT CO CUST IRA ROLLOVER
3945 OAKCREST CT SE
GRAND RAPIDS  MI  49546                                            6.33%                  6.33%

EQUITY INDEX FUND CLASS C

FISERV SECURITIES  INC
FAO 30919758
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           57.12%                 57.12%

NFSC FEBO    HDM-888109
NFS FMTC ROTH IRA
100 GOODRICH DRIVE
WETHERSFIELD  CT  06109                                           29.45%                 29.45%

CIRCLE TRUST COMPANY CUSTODIAN
PAYCOR RETIREMENT PLANS
ONE STATION PLACE
METRO CENTER
STAMFORD  CT  06902                                                7.95%                  7.95%









                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
EQUITY INDEX FUND INST CLASS

FIFTH THIRD BANK
STEELCASE P/S GENERAL FUND
1850 EAST PARIS SE
GRAND RAPIDS  MI  495466210                                       49.65%                 48.66%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263                                             27.32%                 24.04%

BANK OF NEW YORK
STEELCASE INC 401K PLAN AC 845206
ONE WALL STREET 12TH FLOOR
NEW YORK  NY  10286                                               11.43%                 11.43%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             10.96%                  9.43%

EQUITY INDEX FUND PFD SHARES

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2


                                       36

CINCINNATI  OH  45263                                             100.00%                99.00%

EQUITY INDEX FUND SELECT SHARES

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             100.00%                100.00%

EQUITY INDEX FUND TRUST SHARES

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             100.00%                98.00%

GOVERNMENT MONEY MARKET FUND CLASS A

FISERV SECURITIES  INC
FAO 44225640
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           79.48%                 79.48%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             12.26%                  0.00%

GOVERNMENT MONEY MKT FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             94.96%                 80.09%






                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
FISERV SECURITIES INC
FAO 45333619
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                            5.04%                  5.04%

INST GOVT MONEY MKT FD PFD SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             62.00%                 11.32%

FISERV SECURITIES INC
ATTN  CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           38.00%                 38.00%

INST GOVT MONEY MKT FD SELECT SHS

FIFTH THIRD BANK


                                       37

TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             99.92%                  0.00%

INST GOVT MONEY MKT FD TR SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             100.00%                93.14%

INST MONEY MKT FD PFD SHS

BISYS FUND SERVICES OHIO INC
60 STATE STREET
BOSTON  MA  02109                                                 100.00%                100.00%

INST MONEY MKT FD SELECT SHS

FISERV INVESTOR SECURITIES INC
ATTN CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  191033212                                       99.86%                 99.86%

INST MONEY MKT FD TRUST SHS

FISERV INVESTOR SECURITIES INC
ATTN CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  191033212                                       99.82%                 99.82%

INSTITUTIONAL GOVT MMKT INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             96.76%                 30.41%

INSTITUTIONAL MMKT INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             55.25%                 32.42%

FISERV INVESTOR SECURITIES INC
ATTN CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  191033212                                       41.53%                 41.53%

                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER

INTERMEDIATE BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 31532379
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           50.02%                 50.02%

NFSC FEBO    279-102547
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                                18.47%                 18.47%



                                       38

INTERMEDIATE BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 16801541
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.61%                 99.61%

INTERMEDIATE BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 16436750
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           76.77%                 76.77%

NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
CORDOVA  TN  380184274                                            16.27%                 16.27%

INTERMEDIATE BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             87.88%                 83.49%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB

CINCINNATI  OH  45263                                              5.65%                  5.20%

INTERMEDIATE MUNI BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             99.91%                 95.91%

INTERMEDIATE MUNICIPAL BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 16222971
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           74.37%                 74.37%

INTERMEDIATE MUNICIPAL BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 16231782
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           98.85%                 98.85%




                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
INTERMEDIATE MUNICIPAL BOND FUND CLASS C

FISERV SECURITIES INC
TRADE HOUSE ACCOUNT CLUB 53


                                       39

2005 MARKET ST
ATTN  MUTUAL FUNDS
PHILADELPHIA  PA  191033212                                       97.61%                 97.61%

INTERNATIONAL EQUITY FUND CLASS A

NFSC FEBO    279-102431
FIRST MERCANTILE-PREMIER TR FI
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                                58.49%                 58.49%

FISERV SECURITIES  INC
FAO 16213702
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           33.20%                 33.20%

TRUSTLYNX & CO

ACCOUNT   00T08
PO BOX 173736
TRUSTLYNX

DENVER  CO  802173736                                              5.10%                  5.10%

INTERNATIONAL EQUITY FUND CLASS B

FISERV SECURITIES INC.
FAO 16734684
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           98.26%                 98.26%

INTERNATIONAL EQUITY FUND CLASS C

FISERV SECURITIES  INC
FAO 16807487
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           90.50%                 90.50%

INTERNATIONAL EQUITY FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             86.78%                 79.84%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB

CINCINNATI  OH  45263                                             12.41%                  8.81%





                                       40


                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
LARGE CAP CORE FUND CLASS A

FISERV SECURITIES  INC
FAO 45609972
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           40.24%                 40.24%

NFSC FEBO    148-273252
FMT CO CUST IRA
7608 MONA LN

SAN DIEGO  CA  92130                                              19.18%                 19.18%

LARGE CAP CORE FUND CLASS B

FISERV SECURITIES  INC
FAO 30894574
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.73%                 99.73%

LARGE CAP CORE FUND CLASS C

FISERV SECURITIES  INC
FAO 30717604
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           80.80%                 80.80%

JERRY W TODD
121 1/2  MAIN ST

FLUSHING  MI  48433                                               10.36%                 10.36%

AMERITRADE INC FBO 8741715841
PO BOX 2226
OMAHA  NE  681032226                                               8.84%                  8.84%

LARGE CAP CORE FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             89.58%                 86.89%


                                       41



                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB

CINCINNATI  OH  45263                                              7.13%                  6.77%

SELECT STOCK FUND CLASS A

FISERV SECURITIES  INC
FAO 16707807
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           78.10%                 78.10%

NFSC FEBO    279-102628
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                                19.21%                 19.21%

SELECT STOCK FUND CLASS B

FISERV SECURITIES  INC
FAO 31046208
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.17%                 99.17%

SELECT STOCK FUND CLASS C

FISERV SECURITIES  INC
FAO 16706092
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           96.63%                 96.63%

SELECT STOCK FUND INST CLASS

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB

CINCINNATI  OH  45263                                             33.47%                 33.13%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             22.53%                 20.72%

LIFEMODEL AGGRESSIVE FUND CLASS A

FISERV SECURITIES  INC
FAO 31595753
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           53.95%                 53.95%

NFSC FEBO    279-103802


                                       42

FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT FL 4
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                                45.57%                 45.57%

LIFEMODEL AGGRESSIVE FUND CLASS B

FISERV SECURITIES  INC
FAO 30947148
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.02%                 99.02%

                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
LIFEMODEL AGGRESSIVE FUND CLASS C

FISERV SECURITIES  INC
FAO 16308074
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           97.47%                 97.47%

LIFEMODEL AGGRESSIVE FUND INSTITUTIONAL

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB

CINCINNATI  OH  45263                                             74.58%                 66.38%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             20.32%                 19.31%

NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
SPECTRUM CLEARING ACCOUNT
CORDOVA  TN  38018                                                 5.10%                  5.10%

LIFEMODEL CONSERVATIVE FUND CLASS A

FISERV SECURITIES  INC
FAO 16716835
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           75.84%                 75.84%

NFSC FEBO    279-103829
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT FL 4
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                                24.01%                 24.01%

LIFEMODEL CONSERVATIVE FUND CLASS B

FISERV SECURITIES  INC
FAO 30793221
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           100.00%                100.00%

LIFEMODEL CONSERVATIVE FUND CLASS C

                                       43

FISERV SECURITIES  INC
FAO 16658147
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.91%                 99.91%

LIFEMODEL CONSERVATIVE FUND INST

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB

CINCINNATI  OH  45263                                             88.67%                 78.03%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                              9.12%                  8.39%


                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
LIFEMODEL MODERATE FUND CLASS A

FISERV SECURITIES  INC
FAO 16321075
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           65.39%                 65.39%

NFSC FEBO    279-103845
PREMIER TRUST FMTC
57 GERMANTOWN CT FL 4
LIFE     ATTN FUNDS MGMT
CORDOVA  TN  38018                                                34.51%                 34.51%

LIFEMODEL MODERATE FUND CLASS B

FISERV SECURITIES  INC
FAO 30995281
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.86%                 99.86%

LIFEMODEL MODERATE FUND CLASS C

FISERV SECURITIES  INC
FAO 16222117
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           97.35%                 97.35%

LIFEMODEL MODERATE FUND INSTITUTIONAL

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB

CINCINNATI  OH  45263                                             92.96%                 79.94%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                              7.03%                  5.62%

LIFEMODEL MODERATELY AGGRESSIVE FUND A

FISERV SECURITIES  INC


                                       44

FAO 16047864
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           72.21%                 72.21%

NFSC FEBO    AFY-185426
NFS FMTC IRA
10023 STATE RD 662
NEWBURGH  IN  47630                                               27.70%                 27.70%

LIFEMODEL MODERATELY AGGRESSIVE FUND B

FISERV SECURITIES  INC
FAO 30740591
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.77%                 99.77%

LIFEMODEL MODERATELY AGGRESSIVE FUND C

FISERV SECURITIES  INC
FAO 30833057
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.32%                 99.32%



                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
LIFEMODEL MODERATELY AGGRESSIVE FUND I

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB

CINCINNATI  OH  45263                                             81.32%                 72.37%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             11.66%                 11.19%

NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
SPECTRUM CLEARING ACCOUNT
CORDOVA  TN  38018                                                 7.03%                  7.03%

LIFEMODEL MODERATELY CONSERVATIVE FUND A

FISERV SECURITIES  INC
FAO 16898760
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           62.67%                 62.67%

NFSC FEBO    279-103837
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT FL 4
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                                37.12%                 37.12%

LIFEMODEL MODERATELY CONSERVATIVE FUND B


                                       45

FISERV SECURITIES  INC
FAO 30910215
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.21%                 99.21%

LIFEMODEL MODERATELY CONSERVATIVE FUND C

FISERV SECURITIES  INC
FAO 16290899
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           100.00%                100.00%

LIFEMODEL MODERATELY CONSERVATIVE FUND I

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB

CINCINNATI  OH  45263                                             71.19%                 64.07%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             16.47%                 11.20%

NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
SPECTRUM CLEARING ACCOUNT
CORDOVA  TN  38018                                                12.34%                 12.34%



                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
MICHIGAN MUNI MONEY MKT FUND CLASS A

CHESTER HARVEY
PAULINE I HARVEY CO
2717 CEDAR GROVE CT
JENISON  MI  49428                                                31.17%                 31.17%

FISERV SECURITIES  INC
FAO 31442147
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           26.88%                 26.88%

MARGUERITE G NASOFF
MORTON NASOFF
2022 EASTERN DR
JACKSONVILLE  FL  32250                                           12.16%                 12.16%

SUSAN J TORROLL
JOSEPH T TORROLL
466 EAST ST

0S

WINFIELD  IL  60190                                                9.97%                  9.97%

C R WILSON
JOYCE L WILSON
9890 PARMALEE RD


                                       46

MIDDLEVILLE  MI  49333                                             9.71%                  9.71%

KATHY MONENDO

3017 FERDON

KALAMAZOO  MI  49008                                               6.02%                  6.02%

MICHIGAN MUNI MONEY MKT FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             58.01%                 55.70%

FISERV SECURITIES INC
ATTN  CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           41.99%                 41.99%

MICHIGAN MUNICIPAL BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 31387867
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           77.82%                 77.82%

NORTHERN TRUST CO
RICHARD U LIGHT IRREV S TR
PO BOX 92956
CHICAGO  IL  60675                                                13.58%                 13.58%




                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
MICHIGAN MUNICIPAL BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 30932651
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           92.98%                 92.98%

MICHIGAN MUNICIPAL BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 31399182
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           90.06%                 90.06%

DOUGLAS E GETTEL AND
JUDITH L GETTEL JTTEN
266 ELM ST
BIRMINGHAM  MI  48009                                              6.69%                  6.69%


                                       47

MICHIGAN MUNICIPAL BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             99.49%                 95.50%

MICRO CAP VALUE FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 45431969
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           37.86%                 37.86%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                                        10.68%                 10.68%

NATIONAL INVESTOR SERVICES FBO
097-50000-19

55 WATER STREET 32ND FLOOR
NY       NY 10041  999                                             8.21%                  8.21%

MAUREEN K WOLFSON
EQUITABLE LIFE FOR SEP IRA
200 PLAZA DR
ACCT 65 ON BEHALF OF VARIOUS
SECAUCUS  NJ  07094                                                5.84%                  5.84%

MICRO CAP VALUE FUND CLASS A

NFSC FEBO    X07-397300
STARGAGE PARTNERSHIP SP
40 RUE DE MARCHE
BANK OF AMERICA
SWITZERLAND  205                                                  65.29%                 65.29%

FISERV SECURITIES  INC
FAO 16309276
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           26.00%                 26.00%




                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
MICRO CAP VALUE FUND CLASS B

FISERV SECURITIES  INC
FAO 16447923
2005 MARKET STREET  SUITE 1200


                                       48

ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           97.31%                 97.31%

MICRO CAP VALUE FUND CLASS C

FISERV SECURITIES  INC
FAO 44476775
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           58.83%                 58.83%

FIRST CLEARING  LLC
A C 1243-2782
2240 UNIVERSITY DR
FCC AS CUSTODIAN
NAPERVILLE  IL  605653488                                         14.95%                 14.95%

NFSC FEBO    0WJ-004820
BRISTOL LODGE - MASONS
35 HUNTLEY ROAD
N ATTLEBORO  MA  02760                                             6.52%                  6.52%

MICRO CAP VALUE FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             53.36%                 50.69%

NFSC FEBO    106-060410
FMT CO CUST IRA
1 CHAPARRAL HL

BOERNE  TX  78006                                                 11.85%                 11.85%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ 07303-9998  189                                    9.48%                  9.48%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB

CINCINNATI  OH  45263                                              8.04%                  6.19%

MID CAP GROWTH FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 45427038
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           96.36%                 96.36%

MID CAP GROWTH FUND CLASS A

FISERV SECURITIES  INC
FAO 16214240
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           65.64%                 65.64%





                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
NFSC

FMT CO
82 DEVONSHIRE ST
BOSTON  MA  02109                                                 28.06%                 28.06%


                                       49

MID CAP GROWTH FUND CLASS B

FISERV SECURITIES  INC
FAO 45827357
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           98.26%                 98.26%

MID CAP GROWTH FUND CLASS C

FISERV SECURITIES  INC
FAO 16670719
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           74.78%                 74.78%

NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
CORDOVA  TN  380184274                                            19.47%                 19.47%

MID CAP GROWTH FUND INST CLASS

TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             73.03%                 68.65%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263                                             25.10%                 23.85%

MULTI CAP VALUE FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16501137
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           26.97%                 26.97%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O  BOX 2052
JERSEY CITY  NJ  073039998                                        16.27%                 16.27%

SAXON & CO
PO BOX 7780-1888
ATTN  OEMF

PHILADELPHIA  PA  19182                                            6.95%                  6.95%

MULTI CAP VALUE FUND CLASS A

FISERV SECURITIES  INC
FAO 44458088
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           89.17%                 89.17%

NFSC FEBO    113-865834
FMTC CUSTODIAN-IRA ROTH BDA
2435 OLD STONE CT APT 3
TOLEDO  OH  43614                                                  9.21%                  9.21%


                                       50


                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER

MULTI CAP VALUE FUND CLASS B

FISERV SECURITIES  INC
FAO 16192766
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.30%                 99.30%

MULTI CAP VALUE FUND CLASS C

FISERV SECURITIES  INC
FAO 16025428
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           87.03%                 87.03%

NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
CORDOVA  TN  380184274                                             9.54%                  9.54%

MULTI CAP VALUE FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             93.90%                 89.21%

MUN MONEY MKT FD PFD SHS

BISYS FUND SERVICES OHIO INC
60 STATE STREET
BOSTON  MA  02109                                                 100.00%                100.00%

MUN MONEY MKT FD SELECT SHS

BISYS FUND SERVICES OHIO INC
60 STATE STREET
BOSTON  MA  02109                                                 100.00%                100.00%

MUN MONEY MKT FD TR SHS

BISYS FUND SERVICES OHIO INC
60 STATE STREET
BOSTON  MA  02109                                                 100.00%                100.00%

MUNICIPAL BOND FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16064085
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           100.00%                100.00%

MUNICIPAL BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 45812737
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           87.26%                 87.26%

MUNICIPAL BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 45224795
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           97.43%                 97.43%



                                       51


                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
PRIME MONEY MARKET FUND CLASS B

FISERV SECURITIES  INC
FAO 16185718
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.24%                 99.24%

PRIME MONEY MARKET FUND CLASS C

FISERV SECURITIES  INC
FAO 45838148
2005 MARKET STREET  SUITE 1200
ONE COMMERECE SQUARE
PHILADELPHIA  PA  19103                                           89.02%                 89.02%

CIRCLE TRUST COMPANY CUSTODIAN
PAYCOR RETIREMENT PLANS
ONE STATION PLACE
METRO CENTER
STAMFORD  CT  06902                                                8.86%                  8.86%

PRIME MONEY MARKET FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD1090F2
CINCINNATI  OH  45263                                             79.81%                 49.17%

OLD KENT BANK

OLD KENT CAPTIAL PRESERVATION FUND
4420 44TH ST

ATTN TRUST SECURITIES
GRAND RAPIDS  MI  49512                                           11.12%                 11.12%

QUALITY GROWTH FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16074819
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           94.97%                 94.97%

QUALITY GROWTH FUND CLASS A

FISERV SECURITIES  INC
FAO 16103893
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           66.92%                 66.92%

NFSC FEBO    BCC-070386
NANCY W EVANS
3029 EDGE MAR DR
EDGEWOOD  KY  41017                                               10.59%                 10.59%

QUALITY GROWTH FUND CLASS B

FISERV SECURITIES  INC
FAO 16390257
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.25%                 99.25%

QUALITY GROWTH FUND CLASS C


                                       52

FISERV SECURITIES  INC
FAO 16982513
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           77.72%                 77.72%

NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
CORDOVA  TN  380184274                                            10.29%                 10.29%


                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
QUALITY GROWTH FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             66.79%                 62.78%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263                                             31.04%                 27.63%

SHORT TERM BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 45817103
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           85.62%                 85.62%

NFSC FEBO    AFY-192520
NFS FMTC ROLLOVER IRA
7610 MONTANA ST
MERRILLVILLE  IN  46410                                            7.83%                  7.83%

SHORT TERM BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 44209621
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           69.45%                 69.45%

BISYS FUND SERVICES OHIO INC
60 STATE ST
BOSTON  MA  02109                                                 30.55%                 30.55%

SHORT TERM BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             70.23%                 66.72%

FIFTH THIRD BANK
STEELCASE P/S GENERAL FUND
1850 EAST PARIS SE
GRAND RAPIDS  MI  495466210                                       18.11%                 18.11%


                                       53

BANK OF NEW YORK
STEELCASE INC 401K PLAN AC 845207
ONE WALL STREET 12TH FLOOR
NEW YORK  NY  10286                                                8.83%                  8.83%




                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
SMALL CAP GROWTH FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16073952
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           96.85%                 96.85%

SMALL CAP GROWTH FUND CLASS A

FISERV SECURITIES  INC
FAO 16543203
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           35.70%                 35.70%

NFSC FEBO    Z03-365629
JOHN        V  WYATT
23 MCKINNEY RD
U A 07 11 02
WEAVERVILLE  NC  28787                                            30.38%                 30.38%

SMALL CAP GROWTH FUND CLASS B

FISERV SECURITIES  INC
FAO 16215249
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           92.78%                 92.78%

NFSC FEBO    AFY-130516
NFS FMTC ROLLOVER IRA
3574 W LAKESHORE DR
CROWN POINT  IN  46307                                             5.67%                  5.67%

SMALL CAP GROWTH FUND CLASS C

FISERV SECURITIES  INC
FAO 31323719
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           94.80%                 94.80%


                                       54

SMALL CAP GROWTH FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             69.41%                 66.64%

FIFTH THIRD BANK
STEELCASE P/S GENERAL FUND
1850 EAST PARIS SE
GRAND RAPIDS  MI  495466210                                       22.76%                 22.76%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB

CINCINNATI  OH  45263                                              5.64%                  5.59%

SMALL CAP VALUE FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16344029
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           95.05%                 95.05%


                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
SMALL CAP VALUE FUND CLASS A

FISERV SECURITIES  INC
FAO 16519458
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           94.68%                 94.68%

SMALL CAP VALUE FUND CLASS B

FISERV SECURITIES  INC
FAO 16982607
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.26%                 99.26%

SMALL CAP VALUE FUND CLASS C

FISERV SECURITIES  INC
FAO 44659497
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           99.91%                 99.91%

SMALL CAP VALUE FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             98.13%                 92.24%

STRATEGIC INCOME FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 45429457

                                       55

2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           36.00%                 36.00%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O  BOX 2052
JERSEY CITY  NJ  073039998                                        17.45%                 17.45%

NFSC FEBO    579-658200
FMT CO CUST IRA
357 BROCKINTON DR
ST SIMONS IS  GA  31522                                            6.50%                  6.50%

STRATEGIC INCOME FUND CLASS C

FISERV SECURITIES  INC
FAO 30949072
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           97.70%                 97.70%





                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
STRATEGIC INCOME FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             89.49%                 86.80%

TECHNOLOGY FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16798341
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           98.15%                 98.15%

TECHNOLOGY FUND CLASS A

FISERV SECURITIES  INC
FAO 16224606
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           74.74%                 74.74%

NFSC FEBO    279-102415
FIRST MERCHANTILE TRUST FIFTH
57 GERMANTOWN CT 4TH FL
ATTN  FUNDS MANAGMENT
CORDOVA  TN  38018                                                16.37%                 16.37%


                                       56

TECHNOLOGY FUND CLASS B

FISERV SECURITIES  INC
FAO 16687673
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           84.88%                 84.88%

JANNEY MONTGOMERY SCOTT LLC
A C 7985-3884
1801 MARKET STREET
PHILADELPHIA  PA  191031675                                        5.65%                  5.65%

NFSC FEBO    X67-207802
RICHARD G FAGIN
3417 BEVERLY DR
DALLAS  TX  75205                                                  5.57%                  5.57%

TECHNOLOGY FUND CLASS C

SOUTHWEST SECURITIES INC FBO
ALDRICH SMRSTIK
PO BOX 509002
AS SEP IRA  CUSTODIAN
DALLAS  TX  75250                                                 48.06%                 48.06%

FISERV SECURITIES  INC
FAO 16708086
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           28.63%                 28.63%




                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
NFSC FEBO    301-796921
FMT CO CUST IRA ROLLOVER
8 HARDY ST APT 4
SALEM  MA  01970                                                  11.01%                 11.01%

NATIONAL INVESTOR SERVICES FBO
820-95299-19

55 WATER STREET 32ND FLOOR
NY  NY  10041                                                      6.45%                  6.45%

TECHNOLOGY FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             54.99%                 50.59%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263                                             41.39%                 40.56%


                                       57

US GOVERNMENT BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 30740459
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           93.70%                 93.70%

NFSC FEBO    279-102563
FIRST MERCANTILE-PREMIER TR FI
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                                 5.81%                  5.81%

US GOVERNMENT BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 30781195
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                           88.01%                 88.01%

NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
CORDOVA  TN  380184274                                             8.44%                  8.44%

US GOVERNMENT BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             71.80%                 64.62%


FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB

CINCINNATI  OH  45263                                             26.59%                 22.60%



                                                              PERCENT OF THE
                                                                CLASS TOTAL
                                                              ASSETS HELD BY
FUND/CLASS                                                    THE SHAREHOLDER
US TREAS MONEY MKT FD PFD SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             84.98%                  8.81%

BISYS FUND SERVICES
3435 STELZER RD
ATTN INSTITUTIONAL SERVICES GROUP
COLUMBUS  OH  43219                                               10.70%                 10.70%

US TREAS MONEY MKT FD SELECT SHS


                                       58

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             99.99%                  0.00%

US TREAS MONEY MKT FD TR SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             89.86%                 45.45%

LEHIGH

1620 POND RD

C/O THE TRUST COMPANY OF LEHIGH VALLEY
ALLENTOWN  PA  18104                                              10.14%                 10.14%

US TREASURY MONEY MKT FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                             94.33%                 23.99%


TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

CODES OF ETHICS

Each of the Trust, Fifth Third Asset Management, Inc., and Morgan Stanley Investment Management Inc., as investment advisor or investment subadvisor to one or more Funds, and BISYS Fund Services Limited Partnership ("BISYS"), as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in a Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are described below.

Proxy Voting Procedures

The Advisor has engaged Institutional Shareholders Service (ISS) to administer the proxy voting policy. The Advisor's Investment Committee reviews and adopts annually the proxy voting recommendations contained in the ISS Proxy Voting Guidelines Summary. The Chief Investment Officer of the Advisor must approve any deviations from these guidelines.

With respect to any proxy vote made on behalf of the Trust that involves a material conflict of interest for the Advisor, the Advisor will refer such proxy vote to the Special Proxy Voting Committee. The Special Proxy Voting Committee is composed exclusively of the independent Trustees of the Board of Trustees of the Funds and will conduct its activities according to the Special Proxy Voting Committee Charter.

Proxy Voting Policies

On matters of corporate governance, generally ISS will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction when the economic factors outweigh any neutral or negative governance changes; and, with respect to shareholder proposals, ask a company to submit its poison pill for shareholder ratification.

On matters of capital structure, generally ISS will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to reduce the par value of common stock, and for proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

On matters relating to management compensation, generally ISS will vote: for stock incentive plans that provide a dollar-for-dollar cash for stock exchange; and against proposals that would permit retirement plans for nonemployee directors.

On matters relating to corporate transactions, ISS will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. ISS will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. ISS will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Advisor may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if ISS decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though ISS typically votes against such measures in other contexts.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISOR TO THE TRUST

Fifth Third Asset Management, Inc. ("FTAM") serves as investment advisor to all Funds. It provides investment advisory services through its Trust and Investment Division. FTAM is an indirect wholly-owned subsidiary of Fifth Third Bancorp.

Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Asset Management, Inc. to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Asset Management, Inc.'s or any affiliate's lending relationship with an issuer.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The investment advisory agreements (the "Agreements") with Fifth Third Asset Management, Inc. were formally considered by the Board of Trustees at a meeting held on September 16, 2003, which included detailed discussions held outside the presence of fund management and the Adviser's personnel. In conducting its review, the Board of Trustees was advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Funds under the Agreement; (2) the Trust's investment performance and expenses under the Agreements, (3) information comparing the Funds' expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Fifth Third Asset Management, Inc. with respect to each portfolio of the Trust. In analyzing these factors, the Board reviewed and considered highly detailed expense comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board reviewed staffing information including the recruiting and retainment of qualified professionals.

As disclosed elsewhere in this Statement of Additional Information, Fifth Third Asset Management, Inc. has soft dollar arrangements by which brokers provide research and other services to Fifth Third Asset Management, Inc. in return for allocating brokerage commissions to such brokers. In addition to these arrangements, the Board also considered the costs and benefits to affiliates of Fifth Third Asset Management, Inc. such as costs and benefits associated with the Bank's duties as custodian to the Trust. Also considered was the business reputation and financial resources of Fifth Third Asset Management, Inc. and its ultimate corporate parent, Fifth Third Bancorp.

Based on its review, the Board of Trustees approved the Investment Advisory Agreements and determined the compensation payable under such agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of Fifth Third Asset Management, Inc.'s services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

Under the terms of each of the expense limitation agreements, fees waived or expenses reimbursed by the Advisor and/or Administrator are subject to reimbursement by a Fund for the applicable 13-, 20-, 25-, 27- or 40-month period, respectively, in which the expense limitation agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the applicable expense limitation.

Under certain circumstances the Advisor may use its own funds to compensate broker-dealers, financial institutions, and other intermediaries who sell shares of the Funds as an incentive for such sales. Such amounts will be based on a percentage of the shares sold and/or assets under management.

ADVISORY FEES

For advisory services, the Advisor receives annual investment advisory fees as described in the prospectuses. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001 (amounts in thousands):


                                   YEAR ENDED     AMOUNT       YEAR ENDED      AMOUNT     YEAR ENDED     AMOUNT
   FUND NAME                      JULY 31, 2003 WAIVED- 2003 JULY 31, 2002  WAIVED- 2002 JULY 31, 2001 WAIVED-2001
Small Cap Growth Fund                $2,948         --         $4,601          --        $3,147(*)       --

Mid Cap Growth Fund                   2,479         --          2,380          --          2,293         --

Quality Growth Fund                   7,062         --          8,270          --          8,897         --

Large Cap Core Fund                   2,440         --          3,448          --        2,540 (*)       --

Equity Index Fund                     1,752        $292         2,356         $393       1,523 (*)    $254 (*)

Balanced Fund                         2,200         --          2,658          --          2,588         --

Micro Cap Value Fund                   968          --           361           --         287(**)        --

Small Cap Value Fund               150(*****)       --           --            --           --           --

Multi Cap Value Fund                  1,661         --           602           --         553(**)        --

Disciplined Large Cap Value Fund      1,847         --           843           --           906          --

Fifth Third LifeModel
     Aggressive FundSM                 27           22           N/A           N/A          N/A          N/A

Fifth Third LifeModel
     Moderately Aggressive FundSM      64           51           N/A           N/A          N/A          N/A

Fifth Third LifeModel
     Moderate FundSM                   70           56           N/A           N/A          N/A          N/A

Fifth Third LifeModel


                                       61

     Moderately Conservative FundSM    44           35           N/A           N/A          N/A          N/A

Fifth Third LifeModel

     Conservative FundSM               27           21           N/A           N/A          N/A          N/A

Strategic Income Fund                  856          --           251           --        375 (**)        --

Select Stock Fund(****)                191          --           325           --           596          79

Technology Fund                        268          --           406           --           604          --

International Equity Fund             1,515         --          1,584          --          1,896          --

Bond Fund(***)                        2,291         --          2,480          --        1,013(*)        --

Intermediate Bond Fund(***)           4,567         --          4,407          --        2,220(*)        --

Short Term Bond Fund                  2,196         --          1,349          --         609 (*)        --

U.S. Government Bond Fund              397          79           326           78           275          73

Municipal Bond Fund                    512          --           644           --         411 (*)        --

Intermediate Municipal Bond Fund(***) 1,844         --          1,803          --         728 (*)        --

Ohio Municipal Bond Fund              1,076         --          1,036          --           991          --

Michigan Municipal Bond Fund           535          --           405           --         234 (*)        --

Prime Money Market Fund               8,545         --          7,762          --          3,680         129

Government Money Market Fund          1,829         --          2,047          --          1,956          --

Michigan Municipal Money
     Market Fund                      1,005         --          1,170          --         708(*)         --

Municipal Money Market Fund           1,313        $919         1,342         1,162         902          811

Institutional Money Market Fund       2,277       $1,707         527           395        144 (*)      109 (*)

Institutional Government Money
     Market Fund                      2,258        $847         1,896          711        975 (*)      366(*)

U.S. Treasury Money Market Fund       5,582       $2,093        4,422         1,658        4,032        1,512


* Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

**   For the fiscal year ended December 31st.

*** For the Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, and the Fifth Third Intermediate Municipal Bond Fund, the figures reflect fees received by the current Investment Advisor for the period ended July 31, 2001 and by the former Investment Advisor for the fiscal year ended December 31, 2000 and December 31, 1999.

**** Figures reflect fees received by the former advisor, Heartland Capital
     Management, Inc.

*****Reflects period from April 1, 2003 (date of Commencement of operations) to July 31, 2003.

The investment advisory fee of the Ohio Tax Exempt Money Market Fund, as a percentage of net assets, is as follows:

      Fifth Third Ohio Tax Exempt Money Market Fund        0.40%

SUB-ADVISOR*

Morgan Stanley is the sub-advisor to the International Equity Fund under the terms of a Sub-advisory Agreement between Fifth Third Asset Management, Inc. and Morgan Stanley.

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS - INTERNATIONAL EQUITY FUND AND SMALL CAP VALUE FUND.* Each investment sub-advisory agreement with Fifth Third Asset Management, Inc. was formally considered by the Board of Trustees at a meeting held on September 16, 2003, which included detailed discussions. In conducting its review, the Board of Trustees were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to each Fund under each investment sub-advisory agreement, including each sub-advisor's investment philosophy, process and history, as well as diversification of risk limitations and techniques, (2) each Fund's investment performance and expenses under each investment sub-advisory agreement, (3) information comparing each Fund's expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of each sub-advisor with respect to each Fund. In analyzing these factors, the Board reviewed and considered highly detailed expense comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each Fund to a broad or general universe of funds and to a "peer group" of funds. The Board reviewed staffing information including the recruiting and retainment of qualified professionals. Also considered was the business reputation and financial resources of each sub-advisor.

Based on its review, the Board of Trustees approved each investment sub-advisory agreement and determined the compensation payable under each such agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of each sub-advisor's services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

* Chartwell Investment Partners ("Chartwell") was the sub-advisor to the Small Cap Value Fund from April 1, 2003 until April 30, 2004. At a meeting of the Fifth Third Funds Board of Trustees (the "Board") on March 24, 2004, the Board determined to not continue the subadvisory agreement with Chartwell with respect to the Small Cap Value Fund and to allow such subadvisory agreement to automatically terminate on April 30, 2004.

SUB-ADVISORY FEES

For its sub-advisory services, Morgan Stanley receives an annual sub-advisory fee paid by the Advisor as described in the prospectus. For the years ended July 31, 2003, July 31, 2002, and July 31, 2001, Morgan Stanley earned fees from the International Equity Fund of $681,603, $712,646, and $853,315, respectively.

For its sub-advisory services from April 1, 2003 until April 30, 2004, Chartwell received an annual sub-advisory fee paid by the Advisor as described in the prospectus. For the period from April 1, 2003 (commencement of operations) through July 31, 2003, Chartwell earned fees from the Small Cap Value Fund of $61,903.

ADMINISTRATIVE SERVICES

Fifth Third Bank provides administrative personnel and services to the Funds for the fees set forth in the prospectuses. The following shows all fees earned for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 2003, July 31, 2002, and July 31, 2001 (amounts in thousands):

                                   YEAR ENDED     AMOUNT     YEAR ENDED      AMOUNT     YEAR ENDED     AMOUNT
   FUND NAME                     JULY 31, 2003 WAIVED- 2003 JULY 31, 2002 WAIVED- 2002 JULY 31, 2001+ WAIVED-2001+
Small Cap Growth Fund                $  730         --         $1,154          --         $812(*)        --

Mid Cap Growth Fund                    537          --           400           $81          470         $108

Quality Growth Fund                   1,531         --          1,374          --          1,746         --

Large Cap Core Fund                    604          --           865           --         656(*)        5(*)


                                       63

Equity Index Fund                     1,012        $ 380        1,378          510        918(*)       340(*)

Balanced Fund                          477          52           441           115          549          195

Micro Cap Value Fund                   168          --           63            --         10(**)         --

Small Cap Value Fund                29(****)        --           --            --           --           --

Multi Cap Value Fund                   288          --           104           --         21(**)         --

Disciplined Large Cap
     Value Fund                        400          47           138           32           188          62

LifeModel Aggressive                   41           --           --            --           --           --

LifeModel Moderately
     Aggressive                        79           --           --            --           --           --

LifeModel Moderate                     85           --           --            --           --           --

LifeModel Moderately
     Conservative                      57           --           --            --           --           --

LifeModel Conservative                 37           --           --            --           --           --

Strategic Income Fund                  148          --           43            --         12(**)         --

Select Stock Fund                      41           --           50            --           137          14

Technology Fund                        47           --           52            --           103          --

International Equity Fund              263          --           210           --           346          --

Bond Fund(***)                         662          153          722           138        305(*)         --

Intermediate Bond
     Fund(***)                        1,440         83          1,403          114        728(*)        6(*)

Short Term Bond Fund                   762          --           473           --         220(*)         --

U.S. Government
     Bond Fund                         125          79           79            12           88           51

Municipal Bond Fund                    161          --           205           --         135(*)         --

Intermediate Municipal
     Bond Fund(***)                    581          84           583           105        263(*)         --

Ohio Municipal Bond Fund               339          156          248           99           286          106

Michigan Municipal
     Bond Fund                         206          --           158           --          94(*)         --

Prime Money Market Fund               3,704        1,709        2,823          --          1,534         809

Government Money
     Market Fund                       793          222          679           214          755          233

Michigan Municipal Money
     Market Fund                       436          163          513           190        319(*)       115(*)

Municipal Money
     Market Fund                       455          40           356           --           311          --

Institutional Money
     Market Fund                       987          398          229           117         65(*)        41(*)


                                       64

Institutional Government
     Money Market Fund                 979          254          832           255        439(*)       166(*)

U.S. Treasury Money
     Market Fund                      2,419        1,395        1,477          852         1,743        1,007

+ The figures reflect fees received by the current Administrator and the former Administrator, BISYS Fund Services Limited Partnership, for the year ended July 31, 2001 and by the former Administrator only for the year ended July 31, 2000.

* Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

**   For the fiscal year ended December 31st.

*** For the Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, and the Fifth Third Intermediate Municipal Bond Fund, the figures reflect fees received by the current Administrator for the period ended July 31, 2001 and by the former Administrator for the fiscal year ended December 31, 2000 and December 31, 1999.

**** Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003. BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219, performs sub-administration services on behalf of each Fund (other than Funds in existence for less than one year), for which it receives compensation from Fifth Third Bank.

CUSTODY OF FUND ASSETS

Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus maintenance fees, transaction fees and out-of-pocket expenses. For the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001, those fees were approximately $1,327,844 , $989,000 and $487,000, respectively.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. The following shows all fees earned by Fifth Third Bank for providing transfer agency and dividend disbursing agency services for the years ended July 31, 2003, July 31, 2002, and July 31, 2001 (amounts in thousands):

                                                YEAR ENDED            YEAR ENDED            YEAR ENDED
      FUND NAME                                JULY 31, 2003         JULY 31, 2002         JULY 31, 2001
Small Cap Growth Fund                              $ 134                 $ 134               $ 28 (**)

Mid Cap Growth Fund                                 141                   75                    84

Quality Growth Fund                                 427                   201                   275

Large Cap Core Fund                                 111                   101                 31 (**)

Equity Index Fund                                   186                   158                 64 (**)

Balanced Fund                                       145                   81                    99

Micro Cap Value Fund                                86                    26                   1 (*)

Small Cap Value Fund                              13(***)                 --                    --

Multi Cap Value Fund                                123                   31                   3 (*)


                                       65

Disciplined Large Cap Value Fund                    93                    35                    41

LifeModel Aggressive                                29                    --                    --

LifeModel Moderately
       Aggressive                                   39                    --                    --

LifeModel Moderate                                  40                    --                    --

LifeModel Moderately
       Conservative                                 34                    --                    --

LifeModel Conservative                              30                    --                    --

Strategic Income Fund                               49                    15                   2 (*)

Select Stock Fund                                   43                    24                    46

Technology Fund                                     46                    29                    28

International Equity Fund                           58                    47                    74

Bond Fund                                           132                   101                 0 (**)

Intermediate Bond Fund                              237                   163                 14 (**)

Short Term Bond Fund                                115                   54                  4 (**)

U.S. Government Bond Fund                           34                    22                    26

Municipal Bond Fund                                 47                    42                  0 (**)

Intermediate Municipal Bond Fund                    94                    81                  0 (**)

Ohio Municipal Bond Fund                            72                    50                    51

Michigan Municipal Bond Fund                        45                    33                  0 (**)

Prime Money Market Fund                             561                   367                   173

Government Money Market Fund                        134                   94                    117

Michigan Municipal Money Market Fund                63                    55                  0 (**)

Municipal Money Market Fund                         77                    52                    46

Institutional Money Market Fund                     138                   25                  0 (**)

Institutional Government Money
     Market Fund                                    132                   81                  1 (**)

U.S. Treasury Money Market Fund                     346                   193                   192

*    Reflects the fiscal year ended December 31, 2001.

**   Reflects the period from January 1, 2001 through December 31, 2001.

*** Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.

BISYS Fund Services Ohio, Inc. serves as the sub-transfer agent for the Funds. The fee paid for this service is based upon the level of the Fund's average daily net assets ("asset based fee") plus out-of-pocket expenses. In the event that the combined net assets of all of the Funds fall below $3.5 billion at any time during the period, the fee paid shall be the sum of the asset-based fee and an account- based fee.

FUND ACCOUNTING

Fifth Third Bank serves as fund accountant for the Funds. BISYS Fund Services Ohio, Inc. serves as the sub-fund accountant for the Funds. The fee paid to the fund accountant is based upon the size of the assets of the funds. The following shows all fund accounting fees paid by the funds for the years ended July 31, 2003, July 31, 2002 and July 31, 2001.

                                                                  YEAR ENDED JULY 31,
                                                   2003                  2002                  2001
Small Cap Growth Fund                              $ 139                 $ 167                $  69 ^
Mid Cap Growth Fund                                 106                   81                    74
Quality Growth Fund                                 212                   176                   168
Large Cap Core Fund                                 116                   135                  90 ^
Equity Index Fund                                   187                   197                  87 ^
Balanced Fund                                       107                   92                    89
Micro Cap Value Fund                                84                   43 **                  5 *
Small Cap Value Fund(***)                           23                    --                    --
Multi Cap Value Fund                                86                   43 **                  5 *
Disciplined Large Cap Value Fund                    82                    49                    51
LifeModel Aggressive                                60                    --                    --
LifeModel Moderately Aggressive                     60                    --                    --
LifeModel Moderate                                  60                    --                    --
LifeModel Moderately Conservative                   60                    --                    --
LifeModel Conservative                              60                    --                    --
Strategic Income Fund                               56                   32 **                  5 *
Select Stock Fund                                   59                    48                    60
Technology  Fund                                    68                    56                    55
International Equity Fund                           143                   84                    149
Bond Fund                                           136                   125                   86
Intermediate Bond Fund                              208                   182                   115
Short Term Bond Fund                                116                   69                   22 ^
U.S. Government Bond Fund                           50                    44                    49
Municipal Bond Fund                                 81                    69                   17 ^
Intermediate Municipal Bond Fund                    127                   113                   79
Ohio Municipal Bond Fund                            80                    63                    60
Michigan Municipal Bond Fund                        77                    61                   13 ^
Prime Money Market Fund                             372                   268                   248
Government Money Market Fund                        109                   91                    75
Michigan Municipal Money
     Market Fund                                    73                    71                   30 ^
Municipal Money Market Fund                         75                    54                    61
Institutional Money Market Fund                     118                   30                    7 ^
Institutional Government Money
     Market Fund                                    119                   96                   39 ^
U.S. Treasury Money Market Fund                     232                   152                   165

*    Represents the fiscal year ended December 31, 2001.

** Represents the period from January 1, 2002 through July 31, 2002. Funds changed fiscal year end from December 31 to January 31.

*** Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.

^ Represents the period from January 1, 2001 through July 31, 2001. Funds changed fiscal year end from December 31 to January 31.

LEGAL COUNSEL

Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Suite 900 Washington, D.C. 20005 is counsel to the Funds.

                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor and Morgan Stanley look for prompt execution of the order at a favorable price. In working with dealers, the Advisor and Morgan Stanley will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor and Morgan Stanley make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor and Morgan Stanley may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisor and Morgan Stanley and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

The Advisor and Morgan Stanley and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts:


                                BROKERAGE                 BROKERAGE                 BROKERAGE
                               COMMISSIONS               COMMISSIONS               COMMISSIONS
                               IN EXCHANGE     TOTAL     IN EXCHANGE     TOTAL     IN EXCHANGE     TOTAL
                              FOR BROKERAGE  BROKERAGE  FOR BROKERAGE  BROKERAGE  FOR BROKERAGE  BROKERAGE
                              AND RESEARCH  COMMISSIONS AND RESEARCH  COMMISSIONS AND RESEARCH  COMMISSIONS
                                SERVICES       PAID       SERVICES       PAID       SERVICES       PAID
                            JULY 31, 2003 JULY 31, 2003 JULY 31, 2002 JULY 31, 2002 JULY 31, 2001 JULY 31, 2001
Small Cap Growth Fund          $1,459,578   $1,688,210    $626,974     $780,393        --        $364,593

Mid Cap Growth Fund              331,396     449,403       339,410      339,410      $32,822      157,457

Quality Growth Fund              447,708     602,948       895,454      895,454      45,160       520,588

Large Cap Core Fund              407,146     671,603       267,933      267,933        --         134,244

Equity Index Fund                52,370      124,667       243,705      262,882        --         94,205

Balanced Fund                    317,393     411,162       339,509      339,509      15,432       157,034

Micro Cap Value Fund             374,688     380,552         --         150,321        --           --

Small Cap Value(*)               58,700      274,309         --           --           --           --

Multi Cap Value Fund             180,613     355,078         --         296,232        --           --

Disciplined Large Cap

     Value Fund                  741,017     1,105,453     74,766       74,766       11,386       41,173


                                       68

Strategic Income Fund            63,055      199,719         --         92,477         --           --

Select Stock Fund                  --        55,734        101,597      101,597      192,514      283,694

Technology Fund                  355,751     679,273       193,544      193,544      13,985       49,925

International Equity Fund        94,407      107,394                    44,743         --           --

Bond Fund                          --        10,441                     14,863         --           --

Intermediate Bond Fund             --        11,094                     97,361         --           --

Short Term Bond Fund               --        --                          2,133         --           --

U.S. Government Bond Fund          --        1,969          7,779        7,779         535          710

Municipal Bond Fund                --           --          3,750        3,750         --           --

Ohio Municipal Bond Fund           --           --                      13,554         --           --

Institutional Money Market Fund    --           --                        --           --           --

U.S. Treasury Money Market Fund    --           --                       1,563         --           --

* Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.

For the period from January 1, 2001 through July 31, 2002, the following Funds paid brokerage commissions to an affiliate, Fifth Third Securities, Inc. in the following amounts: Micro Cap Value Fund, $107,015; Multi Cap Value Fund, $180,646; Strategic Income Fund, $63,484. For the fiscal year ended December 31, 2001, the following Funds paid brokerage commissions to Fifth Third Securities, Inc. in the following amounts: Multi Cap Value Fund, $190,321; Micro Cap Value Fund, $96,511; and Strategic Income Fund, $74,219. 100% of all commissions paid by the Funds for the year ended December 31, 2001, were paid to Fifth Third Securities Inc. For the fiscal years ended December 31, 2000 and December 31, 1999, Maxus Securities Corp. ("MSC"), the NASD broker/dealer through which shares of the Funds were offered, received the following brokerage commissions:
$283,201 and $277,638, respectively, for the Multi Cap Value Fund; $130,292 and $138,625, respectively, for the Strategic Income Fund; and $202,579 and $64,128, respectively, for the Micro Cap Value Fund. MSC, a wholly-owned subsidiary of Resource Management Inc., was an affiliated broker of the Funds.

Research services provided by brokers may be used by the Advisor and Morgan Stanley in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisor and Morgan Stanley or their affiliates might otherwise have paid, it would tend to reduce their expenses. Allocation of transactions, including their frequency, to various dealers is determined by each of the Advisor and Morgan Stanley in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in
Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Advisor and Morgan Stanley and does not reduce the advisory fees payable to the Advisor or Morgan Stanley. Such information may be useful to the Advisor or Morgan Stanley in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor or Morgan Stanley in carrying out its obligations to the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor and Morgan Stanley, the Advisor and Morgan Stanley may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor and Morgan Stanley are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor and Morgan Stanley to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

During the fiscal year ended July 31, 2003, the Funds acquired securities of the Funds' regular brokers or dealers or their parents as follows:

(Amount in thousands)

                    SECURITIES OF THE FUNDS' BROKERS/DEALERS

      FUND                             SECURITY                 PRINCIPAL/SHARES                MARKET VALUE
      --------                         ---------------          ----------------------------
-----------------------
Mid Cap Growth Fund                    A.G. Edwards, Inc.                  92                   3,403
                                       Fiserv, Inc.                        319                  12,454

Quality Growth Fund                    Bank of New York Co., Inc.          1,253                37,740

Large Cap Core Fund                    Bank of America Corp.               37                   3,067
                                       Bank of New York Co., Inc.          20                   599
                                       Fifth Third Bancorp                 11                   611
                                       Fiserv, Inc.                        7                    254
                                       J.P. Morgan Chase & Co.             52                   1,837
                                       Morgan Stanley Dean Witter & Co.    40                   1,890

Equity Index Fund                      Bank of America Corp.               99                   8,183
                                       Bank of New York Co., Inc.          51                   1,527
                                       Charles Schwab Corp.                89                   926
                                       Citigroup, Inc.                     342                  15,303
                                       Fifth Third Bancorp                 38                   2,102
                                       Fiserv, Inc.                        13                   494
                                       Goldman Sachs Group, Inc.           32                   2,754
                                       Morgan Stanley Dean Witter & Co.    72                   3,408
                                       Prudential Financial, Inc.          38                   1,334

Balanced Fund                          A.G. Edwards, Inc.                  120                  4,433
                                       Citigroup, Inc.                     6,549                11,553
                                       Goldman Sachs Group, Inc.           1,500                1,635
                                       J.P. Morgan Chase & Co.             3,021                3,008
                                       Lehman Brothers                     5,838                6,465
                                       Morgan Stanley Dean Witter & Co.    800                  787

Small Cap Value Fund                   A.G. Edwards, Inc.                  9                    333
Multi Cap Value Fund                   Charles Schwab Corp.                305                  3,175
                                       J.P. Morgan Chase & Co.             85                   2,979
                                       UBS Investment Bank                 26,742               26,742
                                       U.S. Bancorp                        80                   1,962

Disciplined Large Cap Value Fund       J.P. Morgan Chase & Co.             369                  12,933

Strategic Income Fund                  Citigroup, Inc.                     670                  5,065
                                       Bear Stearns Co., Inc.              1,059                2,433
                                       Credit Suisse First Boston          250                  269
                                       Goldman Sachs Group, Inc.           1,250                947
                                       Lehman Brothers                     504                  542
                                       Morgan Stanley Dean Witter & Co.    74                   1,890
                                       ABN AMRO                            60                   1,394


                                       70

Select Stock Fund                      Fiserv, Inc.                        12                   460
                                       Goldman Sachs Group, Inc.           10                   868

International Equity Fund              Deutsche Bank                       7                    478
                                       Barclays                            148                  1,115
                                       ABN AMRO                            39                   751
                                       UBS Investment Bank                 32                   1,854
                                       Societe General                     5                    426

Bond Fund                              Societe General                     5,400                5,397
                                       UBS Investment Bank                 14,300               14,296
                                       Bank of America                     2,000                2,306
                                       Bear Stearns Co., Inc.              3,000                3,240
                                       Citigroup, Inc.                     2,000                2,261
                                       Lehman Brothers                     6,577                7,247
                                       Morgan Stanley Dean Witter & Co.    2,700                2,655

Intermediate Bond Fund                 Societe General                     29,450               29,434
                                       ABN AMRO                            7,300                8,258
                                       Bank of America                     15,000               17,291
                                       J.P. Morgan Chase & Co.             8,060                8,052
                                       Citigroup, Inc.                     17,500               19,390
                                       Credit Suisse Group                 6,000                6,467
                                       Goldman Sachs Group, Inc.           21,000               20,404
                                       Lehman Brothers                     8,600                9,700
                                       Morgan Stanley Dean Witter & Co.    26,000               25,818
                                       Salomon Smith Barney                5,000                5,600

Short Term Bond Fund                   ABN AMRO                            5,000                5,661
                                       Bank of America                     5,000                5,019
                                       Bank of New York                    9,500                9,431
                                       J.P. Morgan Chase & Co.             15,000               14,924
                                       Citigroup, Inc.                     9,500                9,584

Prime Money Market Fund                Barclays                            45,000               44,974
                                       ABN AMRO                            25,000               24,982
                                       Goldman Sachs Group, Inc.           65,000               64,979
                                       Societe General                     45,000               44,968
                                       Bank of America                     23,593               24,442
                                       Bank of New York                    55,000               54,996
                                       Citigroup, Inc.                     8,202                8,377
                                       Credit Suisse Group                 43,840               43,869
                                       Deutsche Bank                       35,203               35,699
                                       Merrill Lynch & Co.                 90,000               91,655
                                       Morgan Stanley Dean Witter & Co.    42,000               42,358
                                       State Street                        31,356               31,356
                                       UBS Investment Bank                 155,000              155,000
Institutional Money Market Fund        Credit Suisse Group                 25,550               25,547
                                       Goldman Sachs Group, Inc.           20,000               20,002
                                       Societe General                     10,000               9,998
                                       UBS Investment Bank                 58,319               58,306
                                       Bank of America                     14,673               15,148
                                       Bank of New York                    15,500               15,499
                                       Merrill Lynch & Co.                 25,130               25,714
                                       Morgan Stanley Dean Witter & Co.    6,020                6,027
                                       State Street                        18,740               18,740

                                       71

Institutional Government Money

Market Fund                            State Street                        30,234               30,234
                                       UBS Investment Bank                 110,000              110,000

U.S. Treasury Money Market Fund        AMN AMRO                            75,000               75,000
                                       Barclays                            160,000              160,000
                                       Bear Stearns                        75,000               75,000
                                       Credit Suisse Group                 85,000               85,000
                                       Deutsche Bank                       150,000              150,000
                                       Societe General                     100,000              100,000
                                       State Street                        29,519               29,519
                                       UBS Investment Bank                 240,000              240,001

Brokerage commissions paid by the Funds in secondary trading are as follows:

                                    FISCAL YEAR ENDED          FISCAL YEAR ENDED         FISCAL YEAR ENDED
FUND NAME                             JULY 31, 2003              JULY 31, 2002             JULY 31, 2001
-----------------                  -------------------        -------------------       -------------------
Small Cap Growth Fund                  $1,688,210                  $780,393                $364,593U.S.

Mid Cap Growth Fund                      449,403                    258,493                   157,457

Select Stock Fund                        55,734                     99,493                    283,694

Quality Growth Fund                      602,948                    858,737                   520,588

Large Cap Core Fund                      671,603                    217,908                   134,244

Equity Index Fund                        124,667                    262,882                   94,205

Balanced Fund                            411,162                    287,284                   157,034

Micro Cap Value Fund                     380,552                    150,321                     --

Multi Cap Value Fund                     355,078                    296,232                     --

Small Cap Value Fund*                    274,309                      --                        --

Disciplined Large Cap Value Fund        1,105,453                   65,418                    41,173

Strategic Income Fund                    199,719                    92,477                      --

Technology Fund                          679,273                    176,610                   49,925

International Equity Fund                69,693                     44,743                    79,097

Bond Fund                                10,441                     14,863                      --

Intermediate Bond Fund                   11,094                     33,266                      --

Short Term Bond Fund                       --                        2,133                      --

Government Bond Fund                      1,969                       219                       710


                                       72

Ohio Municipal Bond Fund                   --                         N/A                       N/A

Prime Money Market Fund                    --                         N/A                       450

Government Money Market Fund               --                         N/A                       N/A

Municipal Money Market Fund                --                         N/A                       N/A

Institutional Money Market Fund            --                         --                        --

U.S. Treasury Money Market Fund            --                        1,563                      N/A

* Reflects the period from April 1, 2003 (date of commencement of operations) to July, 31 2003.

                                PURCHASING SHARES

Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

ADMINISTRATIVE SERVICES AGREEMENT

With respect to Select Shares, Preferred Shares and Trust Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of non 12b-1 fees to the Distributor to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These non 12b-1 fees are paid at the following amounts:
Select Shares - up to 0.08%, Preferred Shares - up to 0.15% and Trust Shares - up to 0.25%. Benefits to shareholders of Select Shares, Preferred Shares and Trust Shares of the Funds may include: (1) providing personal services to shareholders; (2) processing shareholder transactions with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; (4) responding promptly to shareholders' requests and inquiries concerning their accounts; and (5) providing such other services as necessary to service shareholder accounts. These classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

DISTRIBUTION PLAN

With respect to Advisor Shares, Class A Shares, Class B Shares and Class C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.

The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objectives.

Advisor Shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution. For the fiscal year ended July 31, 2003, the Distributor received $518,704.

Pursuant to the Plan, with respect to Class A Shares, the Funds which offer Class A Shares are authorized to compensate the distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Class A Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2003, the Distributor received $2,905,308.

Pursuant to the Plan, with respect to Class B Shares, the Funds which offer Class B Shares are authorized to compensate the distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Class B Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2003, the Distributor received $999,426.

Pursuant to the Plan, with respect to Class C Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Class C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2003, the distributor received $441,016 pursuant to the Plan.

With respect to Class C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees of up to 0.25% to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Class C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001, the Funds paid $147,433, $76,768 and $70,000, respectively, to Fifth Third Bank to compensate FISERV Securities Inc. for providing administrative services to Class C Shares of the Funds.

CONVERSION OF CLASS B SHARES TO CLASS A SHARES

A shareholder's Class B Shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A Shares of the Fund at the end of eight years following the issuance of such shares, consequently, they will no longer be subject to the higher expenses borne by Class B Shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A Shares than the shares so converted.

CONVERSION TO FEDERAL FUNDS

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

PAYMENTS TO DEALERS

Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation (a "reallowance"). Such reallowance is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time, the distributor may elect to reallow up to the following amounts:

CLASS A SHARES

                              International Equity Fund         Equity Index Fund              Other Equity Funds
-----------------------------------      ------------         -------     -------------      --------    -------------
Purchase Amount             Load/Sales      Dealer          Load/Sales       Dealer         Load/Sales      Dealer
-----------------------------------      ------------         -------     -------------      --------    -------------
                              Charge     Reallowance          Charge      Reallowance         Charge      Reallowance
-----------------------------------      ------------         -------     -------------      --------    -------------
Less than $50,000              5.00%         4.50%             5.00%          4.50%            5.00%         4.50%
-----------------------------------      ------------         -------     -------------      --------    -------------
$50,000 but less than $100,000 4.50%         4.00%             4.50%          4.00%            4.50%         4.00%
-----------------------------------      ------------         -------     -------------      --------    -------------
$100,000 but less than         3.50%         3.00%             3.50%          3.00%            3.50%         3.00%
$250,000
-----------------------------------      ------------         -------     -------------      --------    -------------
$250,000 but less than $500,0002.50%         2.10%             2.50%          2.10%            2.50%         2.10%
-----------------------------------      ------------         -------     -------------      --------    -------------
$500,000 but less than         2.00%         1.70%             2.00%          1.70%            2.00%         1.70%
$1,000,000
-----------------------------------      ------------         -------     -------------      --------    -------------
$1,000,000but less than        0.00%         0.75%             0.00%          0.05%            0.00%         1.00%
$5,000,000*
-----------------------------------      ------------         -------     -------------      --------    -------------
$5,000,000 but less than       0.00%         0.50%             0.00%          0.04%            0.00%         0.75%
$25,000,000*
-----------------------------------      ------------         -------     -------------      --------    -------------
$25,000,000 or more*           0.00%         0.25%             0.00%          0.03%            0.00%         0.50%
-----------------------------------      ------------         -------     -------------      --------    -------------


                                                                     Selected Bond Funds+                Other Bond Funds
                               -------------------------------------------------- ----------------- ----------------
Purchase Amount                                             Load/Sales       Dealer         Load/Sales     Dealer
 ----------------------------------------------         ------- -----------  -------    ------- ------------------
                                                              Charge       Reallowance        Charge     Reallowance
----------------------------------------------          ------- -----------  -------    ------- ------------------
Less than $50,000                                              3.50%          3.00%            4.75%        4.25%
----------------------------------------------          ------- -----------  -------    ------- ------------------
$50,000 but less than $100,000                                 3.00%          2.60%            4.25%        3.75%
----------------------------------------------          ------- -----------  -------    ------- ------------------
$100,000 but less than $250,000                                2.50%          2.10%            3.50%        3.00%
----------------------------------------------          ------- -----------  -------    ------- ------------------
$250,000 but less than $500,000                                2.00%          1.70%            2.50%        2.10%
----------------------------------------------          ------- -----------  -------    ------- ------------------

                                       75

$500,000 but less than $1,000,000                              1.50%          1.25%            2.00%        1.70%
----------------------------------------------          ------- -----------  -------    ------- ------------------
$1,000,000 but less than $5,000,000*                           0.00%          0.75%            0.00%        0.75%
----------------------------------------------          ------- -----------  -------    ------- ------------------
$5,000,000 but less than $25,000,000*                          0.00%          0.50%            0.00%        0.50%
----------------------------------------------          ------- -----------  -------    ------- ------------------
$25,000,000 or more*                                           0.00%          0.25%            0.00%        0.25%
----------------------------------------------          ------- -----------  -------    ------- ------------------

+ "Selected Bond Funds" includes the Short Term Bond Fund, Intermediate Bond Fund and Intermediate Municipal Bond Fund.

A finder's fee may be paid for Class A Shares only. The load/sales charge represents the amount a shareholder pays to purchase the Class A Shares, and the dealer reallowance represents the commission paid to the selling broker/dealer. If a finder's fee is paid to a selling broker/dealer, there will be a 1% contingent deferred sales charge ("CDSC") for a period of 18 months.

    *If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

Class A Shares are sold with an initial sales charge as detailed in the chart above.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class A Shares for which such dealers are designated the dealer of record):

-------------------- --------------------------------------------------------
      Rate                                    Fund
-------------------- --------------------------------------------------------
Up to 0.25%          All funds currently making payments under a Class A
                     Shares distribution plan

-------------------- --------------------------------------------------------

CLASS B SHARES

Class B Shares are sold without any initial sales charge. The Distributor pays 4% of the amount invested to dealers who sell Class B Shares. A contingent deferred sales charge may be applied to Class B Shares you sell within six years of purchase as shown in the schedule under "Shareholder Information" in the prospectus.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class B Shares for which such dealers are designated the dealer of record):

-------------------- --------------------------------------------------------
      Rate                          Fund
-------------------- --------------------------------------------------------
Up to 0.25%          All funds currently making payments under a Class B
                     Shares distribution plan

-------------------- --------------------------------------------------------

CLASS C SHARES

Class C Shares are sold without any initial sales charge. The Distributor pays 1% of the amount invested to dealers who sell Class C Shares. A contingent deferred sales charge may be applied to Class C Shares you sell within twelve months of purchase.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class C Shares for which such dealers are designated the dealer of record):

--------------------- --------------------------------------------------------
      Rate                           Fund
--------------------- --------------------------------------------------------

-------------------------------------- ----------------------------------------
Up to 0.25% during first 18 months     All funds currently making payments
after purchase                         under a Class C Shares distribution plan

-------------------------------------- ----------------------------------------
Up to 1.00% subsequent to first 18     All funds currently making payments
months after purchase                  under a Class C Shares distribution plan

-------------------------------------- ----------------------------------------

Under certain circumstances the Distributor and/or the Advisor or their affiliates may use its own funds to compensate broker-dealers, financial institutions, and intermediaries in amounts that are additional to the amounts paid by the Distributor. The Distributor and/or Advisor or their affiliates may terminate such payments at any time.

ADDITIONAL PAYMENTS BY THE DISTRIBUTOR AND/OR THE ADVISOR AND THEIR AFFILIATES

In addition, from time to time, the Distributor and/or the Advisor or their affiliates, at their expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to dealers which sell or arrange for the sale of shares of a Fund. Such concessions provided by the Distributor and/or Advisor or their affiliates may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more funds, and/or other dealer- sponsored events. The Distributor and/or Advisor or their affiliates may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers.

The Distributor and/or Advisor or their affiliates may pay for marketing and distribution expenses out of their own assets.

TRANSACTION FEE

Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                                REDEEMING SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

Class A Shares and Class C Shares redeemed within one (1) year of purchase and Class B Shares redeemed within six (6) years of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Class B and/or Class C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

POSTPONEMENT OF REDEMPTIONS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

                           DETERMINING NET ASSET VALUE

VALUATION OF THE EQUITY FUNDS, BOND FUNDS AND FUND OF FUNDS

Except as noted below, investments of the Equity Funds, Bond Funds, and Fund of Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Except as noted below, investments of the International Equity Fund in securities the principle market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to the Valuation Procedures established by and under the general supervision of the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open end mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the prevailing foreign rate. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a "Significant Event"), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a "Trigger") and preauthorize the Trust's Accounting Agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

Except as noted below, investments of the Stock Funds, Bond Funds, and Fund of Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Except as noted below, investments of the International Equity Fund in securities the principle market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to the Valuation Procedures established by and under the general supervision of the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open end mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the foreign closing mid-market rate reported in the Financial Times as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by the Pricing Committee.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Funds' portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

MONITORING PROCEDURES

For the Money Market Funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.


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A Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of a Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and
(c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 or later if the Fund is permitted so to elect and so elects (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise


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tax on the underdistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS OF FUNDS

The use of a fund-of-funds structure can affect the amount, timing and character of distributions to shareholders. For example, a Fund of Funds will not be able to offset gains realized by one Underlying Fund in which such Fund of Funds invests against losses realized by another Underlying Fund in which such Fund of Funds invests.

Depending on a Fund of Fund's percentage ownership in an Underlying Fund, both before and after a redemption, a redemption of shares of an Underlying Fund by a Fund of Funds may cause the Fund of Funds to be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund of Funds in the shares of the Underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying Funds directly. The operation of the "wash sale" rules may also defer losses realized when a Fund of Funds redeems shares of an Underlying Fund at a loss and invests in shares of the same Underlying Fund within 30 days (on either side) of such sale.

Although each Fund of Funds may itself be entitled to a deduction for foreign taxes paid by an Underlying Fund in which such Fund of Funds invests, the Fund of Funds will not be able to pass any such credit or deduction through to their own shareholders (see "Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions"). Funds of funds cannot pass through to their shareholders exempt-interest dividends. Accordingly, the Funds of Funds will not invest in underlying funds that invest substantially in tax-exempt obligations and that pay exempt-interest dividends.

The foregoing is only a general description of the federal tax consequences of a fund of funds structure. Accordingly, prospective purchasers of Shares of a Fund of Funds are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

DISTRIBUTIONS

Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.


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


For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level)
(1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. Only qualified dividend income received by the Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

EXEMPT-INTEREST DIVIDENDS

A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


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In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

MUNICIPAL BOND, MUNICIPAL MONEY MARKET, AND TAX-EXEMPT FUNDS

As described in the prospectus for the Fifth Third Michigan Municipal Money Market Fund, the Fifth Third Michigan Municipal Bond Fund, the Fifth Third Ohio Municipal Bond Fund, the Fifth Third Ohio Tax Exempt Money Market Fund, the Fifth Third Municipal Bond Fund, the Fifth Third Municipal Money Market Fund, and the Fifth Third Intermediate Municipal Bond Fund, such Funds are designed to provide investors with tax-exempt interest income. These Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation. Shares of these Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, these Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. Because funds of funds cannot pass through credits or deductions for foreign taxes paid, the Funds of

Funds do not intend to make this election if it is available. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex- dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.


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Investment by a Fund in "passive foreign investment companies" could subject the
Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SELLING SHARES

Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) for taxable years beginning on or before December 31, 2008, 15% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2008, long-term capital gains will generally be taxed at a maximum capital gain tax rate of 20% to non-corporate shareholders (or 10%, in the case of such shareholders in the 10% or 15% tax bracket). Long-term capital gains from capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001).

Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

HEDGING

If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if

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any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

DISCOUNT SECURITIES

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

BACKUP WITHHOLDING

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.

RECENT TAX SHELTER REPORTING REGULATIONS

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

The Bush Administration has announced a proposal to make substantial changes to tax-advantaged savings and retirement vehicles the effect of which could significantly modify, among other things, the eligibility requirements, contribution limitations and investing parameters of such plans. The prospects for this proposal are unclear, and many of its details have not been specified. As such, it is not yet possible to determine how, if enacted, these changes would affect the foregoing discussion.

The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.


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                              FINANCIAL STATEMENTS

The financial statements and related independent auditor's report for the Funds for the fiscal year ended July 31, 2003 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2003 and the Semi-Annual Report to Shareholders of the Fifth Third Funds dated January 31, 2003 (File Nos. 33-24848 and 811-5669). Copies of the Annual Reports and Semi-Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus. The Select, Preferred and Trust shares of the Equity Index Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund are newly offered and do not have a financial history.

                                    APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING
DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

 MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.



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



A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

       STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

          MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

        FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


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F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

      STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

       MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

o    Leading market positions in well-established industries.

o    High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



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